UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2010

Date of reporting period: March 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein

Municipal Income Fund II

Arizona Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

March 31, 2010

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

May 18, 2010

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund II (the “Portfolios”) for the semi-annual reporting period ended March 31, 2010.

Investment Objectives and Policies

The eight Portfolios of this open-end fund, by investing principally in high-yielding, predominantly investment-grade municipal securities, seek to provide their shareholders with the highest level of current income exempt from Federal taxation and state taxation of the respective state that is available without assuming what AllianceBernstein L.P. considers to be undue risk. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax. The Virginia Portfolio is non-diversified, meaning it can invest more of its assets in a fewer number of issuers.

Effective June 26, 2009, the National Portfolio, a series of AllianceBernstein Municipal Income Fund, Inc., acquired the Florida Portfolio.

Investment Results

The tables on pages 7–9 show performance for each Portfolio compared to its benchmark, the Barclays Capital Municipal Bond Index, which represents the municipal market, for the six- and 12-month periods ended March 31, 2010. For the six-month period ended March 31, 2010, all of the Portfolios’ Class A shares without sales charges outperformed their benchmark. For the 12-month period, without sales charges, Class A shares of the Arizona, New Jersey and Pennsylvania Portfolios outperformed, while the other Portfolios underperformed.

A more detailed description of the contribution to each Portfolio’s relative performance due to security and sector selection versus the benchmark for the semi-annual reporting period ended March 31, 2010 follows.

Arizona Portfolio – Class A shares of the Arizona Portfolio outperformed the benchmark for both the six- and 12-month periods, without sales charges. For the six-month period, security selection in the special tax sector helped performance. For the 12-month period, security selection helped in the education, health care, power and special tax sectors, while it detracted in the industrial sector.

Massachusetts Portfolio – Class A shares of the Massachusetts Portfolio outperformed the benchmark for the six-month period, but underperformed for the 12-month period, without sales charges. For the six-month period, security selection in the special tax and education sectors helped performance. For the 12-month period, security selection helped in the health care, housing and special tax sectors. The Portfolio’s relative weighting in the health care and industrial sectors detracted from performance for the period.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	1

Michigan Portfolio – Class A shares of the Michigan Portfolio outperformed the benchmark for the six-month period, but underperformed for the 12-month period, without sales charges. For the six-month period, security selection in the special tax sector helped performance. For the 12-month period, security selection helped in the industrial, power and special tax sectors, while it detracted in the health care and housing sectors. The Portfolio’s relative weighting in the housing and industrial sectors detracted.

Minnesota Portfolio – Class A shares of the Minnesota Portfolio outperformed the benchmark for the six-month period, but underperformed for the 12-month period, without sales charges. For the six-month period, security selection in the education, water and health care sectors helped performance. For the 12-month period, security selection helped in the education and health care sectors, while it detracted in the power, special tax and transportation sectors. The Portfolio’s relative weighting in the industrial sectors also detracted from performance.

New Jersey Portfolio – Class A shares of the New Jersey Portfolio outperformed its benchmark for both the six- and 12-month periods, without sales charges. For the six-month period, security selection in the special tax and transportation sectors helped performance. For the 12-month period, security selection helped in the health care, power, special tax and transportation sectors, while it detracted in the industrial sector. The

Portfolio’s relative weighting in the health care and industrial sectors contributed to performance.

Ohio Portfolio – Class A shares of the Ohio Portfolio outperformed the benchmark for the six-month period, but underperformed for the 12-month period, without sales charges. For the six-month period, security selection in the special tax sector helped performance. For the 12-month period, security selection helped performance in the education, health care, industrial, power and special tax sectors, while it detracted in the leasing and water sectors. The Portfolio’s relative weighting in the education and industrial sectors also detracted.

Pennsylvania Portfolio – Class A shares of the Pennsylvania Portfolio outperformed its benchmark for both the six- and 12-month periods, without sales charges. For the six-month period, security selection in the education, health care and special tax sectors helped performance. For the 12-month period, security selection helped in the education, health care, power, special tax sectors and transportation sectors, while it detracted from performance in the water sector. The Portfolio’s relative weighting in the industrial sector also detracted.

Virginia Portfolio – Class A shares of the Virginia Portfolio outperformed its benchmark for the six-month period, but underperformed for the 12-month period, without sales charges. For the six-month period, security selection in the special tax sector helped performance. For the 12-month period,

2	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

security selection helped in the education, health care, power and special tax sectors, while it detracted in the housing, industrial and leasing sectors.

Market Review and Investment Strategy

One of the largest concerns on clients’ minds today is the potential for an increase in interest rates. While the US Federal Reserve may likely raise short-term interest rates later in 2010, favorable supply-and-demand factors should keep tax-exempt municipal bond prices higher and yields lower than they would otherwise be for some time. The Build America Bond Program has reduced tax-exempt bond issuance by providing a significant federal subsidy to states and municipalities that issue taxable municipal bonds. The prospect of a sharp decline in issuance for refinancing purposes should also limit tax-exempt issuance. The fall in interest rates since the middle of 2007 resulted in a lot of bond issuance to “refund” outstanding municipal bonds. In the past two years, 24% of municipal bond issuance was for refunding purposes1, as state and local governments sought to take advantage of historically low interest rates. While supply is likely to be limited, investor demand for tax-exempt municipal bonds should remain strong due to expected increases in federal income tax rates.

As the reporting period ended March 31, 2010, drew to a close, the financial problems of state and local governments dominated news headlines as political leaders mustered the will to address their budget shortfalls. Fortunately, many other municipal bond issuers were well insulated from the problems of state and local governments. Revenue bonds, such as those issued by water and sewer systems, electric utilities, airports and critical toll roads are backed by the fees from essential systems. As a result, they continued to produce levels of revenues that not only provided for ongoing system operation and maintenance, but also for more than adequate coverage of debt service. For well over a year, the Portfolios’ Municipal Bond Investment Team (the “Team”), to the extent possible, has emphasized such bonds in the Portfolios, reducing exposure to the more volatile tax-supported sector. The Team believes the Portfolios are well positioned to weather the difficult period ahead, and does not expect defaults or bankruptcies to have any meaningful impact.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. When issued, insured municipal securities typically receive a higher credit rating which means that the issuer of the securities pays a lower interest rate. In purchasing insured securities, the Team gives consideration to both the insurer and to the credit quality of the underlying issuer. The purpose of insurance is to reduce

1	Thomson Reuters. “A Decade of Municipal Bond Finance” April 30, 2010. http://www.bondbuyer.com/marketstatistics/decade_1/ (May 4, 2010).

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	3

the credit risk of a particular municipal security by supplementing the creditworthiness of the underlying issuer and providing additional security for payment of the principal and interest. Certain of the insurance companies that insure municipal securities insure other types of securities, including some involving subprime mortgages. The credit quality of many subprime mortgage securities has declined and some bond insurers’ risk of having to make payments to holders of subprime mortgage securities has increased. Because of this risk, the credit ratings of some insurance companies have been downgraded, and may be further downgraded; it is possible that certain insurance companies may become insolvent. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

As of March 31, 2010, the Portfolios’ percentages of total investments in insured bonds and in insured bonds that have been prerefunded are as follows:

Portfolio	Insured Bonds	Prerefunded/ ETM* Bonds
Arizona	41.5%	2.1%
Massachusetts	28.8%	4.5%
Michigan	36.9%	10.3%
Minnesota	26.4%	0.0%
New Jersey	45.5%	10.1%
Ohio	51.0%	17.9%
Pennsylvania	60.3%	16.8%
Virginia	25.8%	2.9%

*	Escrowed to maturity.

The Team believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Portfolios. The generally investment-grade underlying credit quality of the insured municipal security may reduce the risk of a significant reduction in the value of the insured municipal security.

4	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Investors should consider the investment objectives, risks, charges and expenses of the Fund/Portfolio carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns and the Portfolios’ returns shown reflect the applicable sales charges for each share class: a 3% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Prior to October 1, 2009, the maximum front-end sales charge for Class A shares of the Portfolio was 4.25%. If the Class A annualized returns for the Portfolio and Portfolio returns shown reflected the deduction of the former maximum front-end sales charge, its returns would be lower. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Barclays Capital Municipal Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Price fluctuations in the Portfolios’ securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Portfolios to decline. Municipal income securities may realize gains; therefore, shareholders will incur a tax liability from time to time. Income may be subject to state and local taxes and/or the alternative minimum tax. A municipal security could be downgraded or its issuer could default in payment of principal or interest. If applicable, for bonds that are issued at higher interest rates, the issuer may exercise its right to recall some or all of the outstanding bonds to investors prior to their maturity. Individual state municipal portfolios are non-diversified and subject to geographic risk including greater risk of adverse economic conditions and regulatory changes based on their narrow investment objectives. While narrow investment objectives of non-diversified investments can create risk, please be advised that the following Portfolios (Arizona, Massachusetts,

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

Michigan, Minnesota, New Jersey, Ohio and Pennsylvania) are in fact diversified, creating less risk in this particular area of narrow investment objectives. Additionally, the Virginia Portfolio can invest in a relatively small number of issuers, and is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. While the Portfolios invest principally in bonds and other fixed-income securities, in order to achieve their investment objectives, the Portfolios may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolios’ prospectus.

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6	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARK

PERIODS ENDED MARCH 31, 2010

	Returns
	6 Months	12 Months
Arizona Portfolio
Class A	0.47%	9.91%

Class B*	0.04%	9.17%

Class C	0.03%	9.16%

Barclays Capital Municipal Bond Index	0.28%	9.69%

	Returns
	6 Months	12 Months
Massachusetts Portfolio
Class A	0.50%	8.76%

Class B*	0.15%	8.03%

Class C	0.15%	8.02%

Barclays Capital Municipal Bond Index	0.28%	9.69%

	Returns
	6 Months	12 Months
Michigan Portfolio
Class A	0.97%	8.76%

Class B*	0.63%	8.04%

Class C	0.53%	7.92%

Barclays Capital Municipal Bond Index	0.28%	9.69%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

See Historical Performance and Benchmark disclosures on pages 5-6.

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ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS

PERIODS ENDED MARCH 31, 2010

	Returns
	6 Months	12 Months
Minnesota Portfolio
Class A	0.61%	6.20%

Class B*	0.27%	5.46%

Class C	0.26%	5.45%

Barclays Capital Municipal Bond Index	0.28%	9.69%

	Returns
	6 Months	12 Months
New Jersey Portfolio
Class A	1.65%	11.60%

Class B*	1.30%	10.71%

Class C	1.19%	10.70%

Barclays Capital Municipal Bond Index	0.28%	9.69%

	Returns
	6 Months	12 Months
Ohio Portfolio
Class A	0.52%	8.97%

Class B*	0.18%	8.11%

Class C	0.17%	8.22%

Barclays Capital Municipal Bond Index	0.28%	9.69%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

See Historical Performance and Benchmark disclosures on pages 5-6.

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8	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS

PERIODS ENDED MARCH 31, 2010

	Returns
	6 Months	12 Months
Pennsylvania Portfolio
Class A	1.17%	11.16%

Class B*	0.82%	10.39%

Class C	0.82%	10.38%

Barclays Capital Municipal Bond Index	0.28%	9.69%

	Returns
	6 Months	12 Months
Virginia Portfolio
Class A	0.69%	9.41%

Class B*	0.34%	8.67%

Class C	0.34%	8.68%

Barclays Capital Municipal Bond Index	0.28%	9.69%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

See Historical Performance and Benchmark disclosures on pages 5-6.

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ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	9

Historical Performance

ARIZONA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2010
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.22%	5.19%
1 Year	9.91%	6.59%
5 Years	3.98%	3.34%
10 Years	5.11%	4.79%

Class B Shares			2.63%	4.24%
1 Year	9.17%	6.17%
5 Years	3.26%	3.26%
10 Years(a)	4.68%	4.68%

Class C Shares			2.63%	4.24%
1 Year	9.16%	8.16%
5 Years	3.26%	3.26%
10 Years	4.39%	4.39%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	6.59%
5 Years	3.34%
10 Years	4.79%

Class B Shares
1 Year	6.17%
5 Years	3.26%
10 Years(a)	4.68%

Class C Shares
1 Year	8.16%
5 Years	3.26%
10 Years	4.39%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.93%, 1.65% and 1.64% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.78%, 1.48% and 1.48% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2010.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on pages 5-6.

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10	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

MASSACHUSETTS PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2010
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.90%	4.71%
1 Year	8.76%	5.53%
5 Years	4.30%	3.66%
10 Years	5.12%	4.80%

Class B Shares			2.30%	3.74%
1 Year	8.03%	5.03%
5 Years	3.59%	3.59%
10 Years(a)	4.69%	4.69%

Class C Shares			2.29%	3.72%
1 Year	8.02%	7.02%
5 Years	3.59%	3.59%
10 Years	4.40%	4.40%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	5.53%
5 Years	3.66%
10 Years	4.80%

Class B Shares
1 Year	5.03%
5 Years	3.59%
10 Years(a)	4.69%

Class C Shares
1 Year	7.02%
5 Years	3.59%
10 Years	4.40%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.95%, 1.67% and 1.66% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.82%, 1.52% and 1.52% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2010.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on pages 5-6.

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ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	11

Historical Performance

MICHIGAN PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2010
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.75%	4.42%
1 Year	8.76%	5.46%
5 Years	4.01%	3.38%
10 Years	5.26%	4.94%

Class B Shares			2.15%	3.46%
1 Year	8.04%	5.04%
5 Years	3.28%	3.28%
10 Years(a)	4.83%	4.83%

Class C Shares			2.14%	3.44%
1 Year	7.92%	6.92%
5 Years	3.28%	3.28%
10 Years	4.53%	4.53%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	5.46%
5 Years	3.38%
10 Years	4.94%

Class B Shares
1 Year	5.04%
5 Years	3.28%
10 Years(a)	4.83%

Class C Shares
1 Year	6.92%
5 Years	3.28%
10 Years	4.53%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.07%, 1.79% and 1.78% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 1.01%, 1.71% and 1.71% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2010.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on pages 5-6.

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12	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

MINNESOTA PORTFOLIO

HISTORICAL PERFORMANCE

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AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2010
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.29%	3.82%
1 Year	6.20%	3.05%
5 Years	3.89%	3.27%
10 Years	4.98%	4.66%

Class B Shares			1.67%	2.79%
1 Year	5.46%	2.46%
5 Years	3.19%	3.19%
10 Years(a)	4.55%	4.55%

Class C Shares			1.66%	2.77%
1 Year	5.45%	4.45%
5 Years	3.17%	3.17%
10 Years	4.25%	4.25%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)

SEC Returns

Class A Shares
1 Year	3.05%
5 Years	3.27%
10 Years	4.66%

Class B Shares
1 Year	2.46%
5 Years	3.19%
10 Years(a)	4.55%

Class C Shares
1 Year	4.45%
5 Years	3.17%
10 Years	4.25%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.07%, 1.81% and 1.78% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.90%, 1.60% and 1.60% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2010.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on pages 5-6.

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ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	13

Historical Performance

NEW JERSEY PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2010
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.37%	5.81%
1 Year	11.60%	8.31%
5 Years	3.66%	3.03%
10 Years	4.46%	4.14%

Class B Shares			2.77%	4.77%
1 Year	10.71%	7.71%
5 Years	2.91%	2.91%
10 Years(a)	4.01%	4.01%

Class C Shares			2.77%	4.77%
1 Year	10.70%	9.70%
5 Years	2.91%	2.91%
10 Years	3.71%	3.71%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	8.31%
5 Years	3.03%
10 Years	4.14%

Class B Shares
1 Year	7.71%
5 Years	2.91%
10 Years(a)	4.01%

Class C Shares

1 Year	9.70%
5 Years	2.91%
10 Years	3.71%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.99%, 1.71% and 1.69% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.87%, 1.57% and 1.57% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2010.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

14	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

OHIO PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2010
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.71%	4.43%
1 Year	8.97%	5.75%
5 Years	3.97%	3.34%
10 Years	4.97%	4.64%

Class B Shares			2.10%	3.43%
1 Year	8.11%	5.11%
5 Years	3.22%	3.22%
10 Years(a)	4.51%	4.51%

Class C Shares			2.09%	3.42%
1 Year	8.22%	7.22%
5 Years	3.24%	3.24%
10 Years	4.23%	4.23%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	5.75%
5 Years	3.34%
10 Years	4.64%

Class B Shares
1 Year	5.11%
5 Years	3.22%
10 Years(a)	4.51%

Class C Shares
1 Year	7.22%
5 Years	3.24%
10 Years	4.23%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.99%, 1.71% and 1.70% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.85%, 1.55% and 1.55% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2010.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	15

Historical Performance

PENNSYLVANIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2010
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.06%	4.86%
1 Year	11.16%	7.77%
5 Years	3.65%	3.03%
10 Years	5.02%	4.71%

Class B Shares			2.45%	3.89%
1 Year	10.39%	7.39%
5 Years	2.93%	2.93%
10 Years(a)	4.59%	4.59%

Class C Shares			2.45%	3.89%
1 Year	10.38%	9.38%
5 Years	2.93%	2.93%
10 Years	4.30%	4.30%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	7.77%
5 Years	3.03%
10 Years	4.71%

Class B Shares
1 Year	7.39%
5 Years	2.93%
10 Years(a)	4.59%

Class C Shares
1 Year	9.38%
5 Years	2.93%
10 Years	4.30%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.03%, 1.75% and 1.73% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.95%, 1.65% and 1.65% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2010.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

16	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

VIRGINIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2010
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.95%	4.82%
1 Year	9.41%	6.18%
5 Years	4.24%	3.61%
10 Years	5.19%	4.87%

Class B Shares			2.35%	3.84%
1 Year	8.67%	5.67%
5 Years	3.51%	3.51%
10 Years(a)	4.76%	4.76%

Class C Shares			2.35%	3.84%
1 Year	8.68%	7.68%
5 Years	3.51%	3.51%
10 Years	4.47%	4.47%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	6.18%
5 Years	3.61%
10 Years	4.87%

Class B Shares
1 Year	5.67%
5 Years	3.51%
10 Years(a)	4.76%

Class C Shares
1 Year	7.68%
5 Years	3.51%
10 Years	4.47%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.94%, 1.67% and 1.65% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.72%, 1.42% and 1.42% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2010.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on pages 5-6.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	17

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Arizona Portfolio

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,004.71	$3.90	0.78%
Hypothetical**	$1,000	$1,021.04	$3.93	0.78%
Class B
Actual	$1,000	$1,000.36	$7.38	1.48%
Hypothetical**	$1,000	$1,017.55	$7.44	1.48%
Class C
Actual	$1,000	$1,000.33	$7.38	1.48%
Hypothetical**	$1,000	$1,017.55	$7.44	1.48%

18	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

Massachusetts Portfolio

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,004.99	$4.10	0.82%
Hypothetical**	$1,000	$1,020.84	$4.13	0.82%
Class B
Actual	$1,000	$1,001.54	$7.59	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%
Class C
Actual	$1,000	$1,001.49	$7.58	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%

Michigan Portfolio

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,009.66	$5.06	1.01%
Hypothetical**	$1,000	$1,019.90	$5.09	1.01%
Class B
Actual	$1,000	$1,006.31	$8.55	1.71%
Hypothetical**	$1,000	$1,016.40	$8.60	1.71%
Class C
Actual	$1,000	$1,005.26	$8.55	1.71%
Hypothetical**	$1,000	$1,016.40	$8.60	1.71%

Minnesota Portfolio

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,006.11	$4.50	0.90%
Hypothetical**	$1,000	$1,020.44	$4.53	0.90%
Class B
Actual	$1,000	$1,002.66	$7.99	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%
Class C
Actual	$1,000	$1,002.63	$7.99	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	19

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

New Jersey Portfolio

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,016.50	$4.37	0.87%
Hypothetical**	$1,000	$1,020.59	$4.38	0.87%
Class B
Actual	$1,000	$1,013.00	$7.88	1.57%
Hypothetical**	$1,000	$1,017.10	$7.90	1.57%
Class C
Actual	$1,000	$1,011.92	$7.88	1.57%
Hypothetical**	$1,000	$1,017.10	$7.90	1.57%

Ohio Portfolio

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,005.22	$4.25	0.85%
Hypothetical**	$1,000	$1,020.69	$4.28	0.85%
Class B
Actual	$1,000	$1,001.79	$7.74	1.55%
Hypothetical**	$1,000	$1,017.20	$7.80	1.55%
Class C
Actual	$1,000	$1,001.75	$7.74	1.55%
Hypothetical**	$1,000	$1,017.20	$7.80	1.55%

Pennsylvania Portfolio

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,011.71	$4.76	0.95%
Hypothetical**	$1,000	$1,020.19	$4.78	0.95%
Class B
Actual	$1,000	$1,008.22	$8.26	1.65%
Hypothetical**	$1,000	$1,016.70	$8.30	1.65%
Class C
Actual	$1,000	$1,008.20	$8.26	1.65%
Hypothetical**	$1,000	$1,016.70	$8.30	1.65%

20	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

Virginia Portfolio

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,006.88	$3.60	0.72%
Hypothetical**	$1,000	$1,021.34	$3.63	0.72%
Class B
Actual	$1,000	$1,003.44	$7.09	1.42%
Hypothetical**	$1,000	$1,017.85	$7.14	1.42%
Class C
Actual	$1,000	$1,003.39	$7.09	1.42%
Hypothetical**	$1,000	$1,017.85	$7.14	1.42%
*	Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% return before expenses.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	21

Fund Expenses

BOND RATING SUMMARY*

March 31, 2010 (unaudited)

*	All data are as of March 31, 2010. Each Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc. and Fitch Ratings, Ltd. Quality breakdown is the measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). Pre-refunded bonds, which are escrowed by US Government Securities, have been rated AAA by the Adviser. NR represents securities which are not rated.

22	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2010 (unaudited)

*	All data are as of March 31, 2010. Each Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc. and Fitch Ratings, Ltd. Quality breakdown is the measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). Pre-refunded bonds, which are escrowed by US Government Securities, have been rated AAA by the Adviser. NR represents securities which are not rated.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	23

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2010 (unaudited)

*	All data are as of March 31, 2010. Each Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc. and Fitch Ratings, Ltd. Quality breakdown is the measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). Pre-refunded bonds, which are escrowed by US Government Securities, have been rated AAA by the Adviser. NR represents securities which are not rated.

24	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Bond Rating Summary

ARIZONA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.5%
Long-Term Municipal Bonds – 97.0%
Arizona – 77.5%
Arizona Cap Fac Fin Corp. (Ariz St Univ) Series 00 6.25%, 9/01/32	$2,000	$1,876,420
Arizona COP AGM Series A 5.00%, 9/01/24	6,000	6,246,000
Arizona Game & Fish Dept 5.00%, 7/01/26	1,000	1,021,950
Arizona Hlth Fac Auth Series 02A 6.00%, 2/15/32 (Prerefunded/ETM)	5,700	6,253,641
Arizona Hlth Fac Auth (Blood Systems, Inc.) Series 04 5.00%, 4/01/19	750	784,410
Arizona Hlth Fac Auth (Catholic Healthcare West) Series 2009 D 5.00%, 7/01/28	1,000	977,690
Arizona Hlth Fac Auth (Phoenix Children’s Hospital) 1.29%, 2/01/42(a)	1,150	1,063,750
Arizona School Fac Brd COP Series 01 5.00%, 7/01/19 (Prerefunded/ETM)	5,730	6,051,739
Arizona St Univ (Arizona State Univ COP Rsch Infra) AMBAC Series 05A 5.00%, 9/01/23	2,000	2,058,540
Arizona St West Campus Hsg AMBAC Series 05 5.00%, 7/01/30	1,500	1,264,935
Arizona Tourism & Sports Auth (Arizona Tourism/Sports Spl Tax) NPFGC Series 03A 5.00%, 7/01/25	2,400	2,417,616
Arizona Trnsp Brd Hwy 5.00%, 7/01/20	5,000	5,463,500
Series 04B 5.00%, 7/01/24	4,300	4,634,196
Arizona Wtr Infra Fin Auth (Arizona SRF) Series 06A 5.00%, 10/01/24	4,000	4,338,200

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	25

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	$405	$310,352
Estrella Mtn CFD AZ Desert Vlg 7.375%, 7/01/27	1,220	1,231,797
Estrella Mtn CFD AZ Golf Vlg Series 01A 7.875%, 7/01/25	2,664	2,714,882
Gilbert AZ Wtr Res Mun Corp. (Gilbert AZ Wastewater Sys) Series 04 4.90%, 4/01/19	2,500	2,492,800
Glendale AZ IDA Series 01A 5.875%, 5/15/31 (Prerefunded/ETM)	3,770	4,038,198
Glendale AZ IDA (John C Lincoln Hlth Ctr) Series 05B 5.25%, 12/01/22	1,000	984,500
Goodyear AZ CFD #1 (Goodyear AZ CFD #1 Palm Valley) Series 96C 7.25%, 7/01/16	1,087	1,089,435
Goodyear AZ IDA (Litchfield Park Svc Co.) Series 99 5.95%, 10/01/23	3,160	2,715,262
Greater AZ Dev Auth NPFGC Series 05A 5.00%, 8/01/21	1,600	1,668,112
NPFGC Series 05B 5.00%, 8/01/25	4,320	4,441,478
Hassayampa CFD #2 AZ (Hassayampa CFD #2 AZ Forst Rdg) Series 00 7.50%, 7/01/24	600	586,590
Hassayampa CFD AZ Series 96 7.75%, 7/01/21	2,090	2,093,156
Maricopa Cnty AZ IDA SFMR Series 01 5.63%, 3/01/33	325	325,965
Maricopa Cnty AZ USD #89 GO 6.25%, 7/01/26	3,700	4,119,654
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog) 8.00%, 5/01/25	2,000	2,269,040

26	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Nogales AZ Mun Dev Auth Lease (Nogales AZ Lease Mun Dev Auth) AMBAC Series 05 5.00%, 6/01/27	$1,000	$978,520
Northern Arizona Univ COP (No Arizona Univ COP Rsch Fac) AMBAC Series 04 5.125%, 9/01/21-9/01/24	7,140	7,266,968
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport) 5.00%, 7/01/26	4,080	4,207,500
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax) NPFGC-RE Series 05A 5.00%, 7/01/23	5,500	5,767,795
Phoenix AZ IDA (Phoenix AZ Lease - Capitol Mall) AMBAC Series 05 5.00%, 9/15/25	5,935	5,948,829
Pima Cnty AZ IDA (Horizon Learning Ctr) Series 05 5.125%, 6/01/20	1,500	1,314,765
Pima Cnty AZ IDA MFHR Series 99 7.00%, 12/20/31 (Prerefunded/ETM)	1,290	1,446,916
Pinal Cnty AZ COP Series 04 5.00%, 12/01/24	3,780	3,790,622
AMBAC Series 01 5.125%, 6/01/21	1,000	1,013,650
Pinal Cnty AZ IDA (Florence West Prison Proj) ACA Series 06A 5.25%, 10/01/22	1,400	1,306,298
Queen Creek AZ ID #1 5.00%, 1/01/26	600	562,620
Salt River Proj Agric Impt & Pwr Dist AZ Series A 5.00%, 1/01/29	3,400	3,640,618
Salt Verde Fin Corp. Gas (Citigroup, Inc.) 5.25%, 12/01/22-12/01/23	1,165	1,139,665
Scottsdale AZ IDA (Scottsdale Healthcare) 5.00%, 9/01/23	500	476,550

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	27

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Show Low AZ ID #6 ACA Series 00 6.00%, 1/01/18	$955	$941,573
Show Low AZ IDA (Navapache Reg Medical Ctr) RADIAN Series 05 5.00%, 12/01/25	1,415	1,342,708
Stoneridge CFD AZ Series 01 6.75%, 7/15/26	1,650	1,525,804
Sundance AZ CFD #1 Series 02 7.75%, 7/01/22	1,399	1,333,093
Tempe AZ Excise Tax 5.00%, 7/01/24	1,035	1,097,949
Tolleson AZ IDA MFHR (Copper Cove Apts) Series 01A 5.50%, 11/20/41	5,825	5,869,736
Tucson & Pima Cnty AZ IDA SFMR Series 01A-1 6.35%, 1/01/34	440	443,027
Series 02A 5.50%, 1/01/35	280	287,246
Tucson AZ Arpt Auth AMBAC Series 01 5.35%, 6/01/31	6,475	6,114,472
Tucson AZ COP NPFGC Series 04A 5.00%, 7/01/23-7/01/24	6,100	6,240,645
Tucson AZ IDA (Univ of AZ/Marshall Foundation) AMBAC Series 02A 5.00%, 7/15/32	1,000	971,150
Univ of Arizona COP AMBAC 5.00%, 6/01/12	3,040	3,241,765
5.25%, 6/01/14-6/01/15	5,000	5,459,600
University Med Ctr Corp. AZ 5.00%, 7/01/35	3,500	3,221,295
Yavapai Cnty AZ IDA (Yavapai Regional Med Ctr) RADIAN Series 03A 5.25%, 8/01/21	4,000	3,986,200

		156,471,387

28	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California – 1.9%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	$800	$878,608
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	2,155	2,267,858
Series A 5.375%, 8/15/20	740	759,225

		3,905,691

District of Columbia – 1.1%
District of Columbia Tax Incr 5.25%, 12/01/26	2,040	2,264,869

Florida – 0.6%
Double Branch CDD FL Series 02A 6.70%, 5/01/34	940	960,680
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(b)(c)	465	186,051
Series 02B 6.625%, 5/01/33(b)(c)	200	80,018

		1,226,749

Puerto Rico – 15.0%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax) AMBAC Series 06A 5.00%, 7/01/18	6,000	6,115,380
Puerto Rico Elec Pwr Auth 5.00%, 7/01/20-7/01/22	6,400	6,592,997
Puerto Rico GO 5.25%, 7/01/23	575	581,958
Series 01A 5.50%, 7/01/19	500	522,410
Series 03A 5.25%, 7/01/23	500	504,840
FGIC Series 02A 5.00%, 7/01/32 (Prerefunded/ETM)	2,500	2,728,700
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	526,600
Puerto Rico HFA MFHR 5.00%, 12/01/17 (Prerefunded/ETM)	3,015	3,380,659

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	29

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/17	$1,855	$1,958,676
5.125%, 12/01/27	385	390,482
Puerto Rico Hwy & Trnsp Auth AGM 5.00%, 7/01/32 (Prerefunded/ETM)	1,385	1,511,700
AGM Series 2002D 5.00%, 7/01/32	2,015	2,020,340
Puerto Rico Ind Tour Edl Med (Ascension Health) Series 00A 6.125%, 11/15/30	1,500	1,551,825
Univ of Puerto Rico 5.00%, 6/01/18	1,855	1,870,508

		30,257,075

Texas – 0.9%
Texas Turnpike Auth (Texas Turnpike) AMBAC Series 02A 5.50%, 8/15/39	1,750	1,754,847

Total Long-Term Municipal Bonds (cost $194,297,300)		195,880,618

Short-Term Municipal Notes – 1.5%
Iowa – 0.2%
Iowa Finance Authority 0.31%, 2/15/35(d)	500	500,000

Mississippi – 1.3%
Jackson Cnty MS PCR (Chevron Corp.) 0.28%, 6/01/23(d)	2,600	2,600,000

Total Short-Term Municipal Notes (cost $3,100,000)		3,100,000

Total Municipal Obligations (cost $197,397,300)		198,980,618

SHORT-TERM INVESTMENTS – 0.4%
Time Deposit – 0.4%
State Street Time Deposit 0.01%, 4/01/10 (cost $734,000)	734	734,000

Total Investments – 98.9% (cost $198,131,300)		199,714,618
Other assets less liabilities – 1.1%		2,285,382

Net Assets – 100.0%		$202,000,000

30	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,440	2/12/12	SIFMA	*	3.548%		$77,227
Merrill Lynch	1,000	8/9/26	4.063%		SIFMA	*	(82,454)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Floating Rate Security. Stated interest rate was in effect at March 31, 2010.

(b)	Illiquid security.

(c)	Security is in default and is non-income producing.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of March 31, 2010, the Portfolio held 41.0% of net assets in insured bonds (of this amount 5.1% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds). 20.9% of the Portfolio’s insured bonds were insured by AMBAC.

Glossary:

ACA	– ACA Financial Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CDA	– Community Development Authority
CDD	– Community Development District
CFD	– Community Facilities District
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
HFA	– Housing Finance Authority
ID	– Improvement District
IDA	– Industrial Development Authority/Agency
MFHR	– Multi-Family Housing Revenue
NPFGC	– National Public Finance Guarantee Corporation
NPFGC-RE	– National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	– Pollution Control Revenue Bond
RADIAN	– Radian Asset Assurance Inc.
SFMR	– Single Family Mortgage Revenue
SRF	– State Revolving Fund
USD	– Unified School District

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	31

Arizona Portfolio—Portfolio of Investments

MASSACHUSETTS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.6%
Long-Term Municipal Bonds – 98.1%
Massachusetts – 76.2%
Boston MA GO Series 2007A 5.00%, 3/01/21 (Prerefunded/ETM)	$4,380	$5,037,219
Boston MA Wtr & Swr Comm Series 2010A 5.00%, 11/01/26-11/01/30	7,000	7,591,610
Braintree MA GO Series 2009 5.00%, 5/15/25	2,550	2,755,097
Fall River MA GO AGM 5.00%, 7/15/28	5,085	5,454,730
Massachusetts Bay Transp Auth (Massachusetts Bay Transp Auth Sales Tax) Series B 5.00%, 7/01/28-7/01/29(a)	1,670	1,801,532
Massachusetts Bay Trnsp Auth Series 04A 5.25%, 7/01/21 (Prerefunded/ETM)	2,000	2,304,000
Massachusetts Dev Fin Agy (Boston Architectural College) Series 2006 5.00%, 1/01/37	1,165	845,394
ACA 5.00%, 1/01/27	1,750	1,396,150
Massachusetts Dev Fin Agy (Boston University) 5.00%, 10/01/29	3,300	3,390,321
Massachusetts Dev Fin Agy (Brandeis Univ) 5.00%, 10/01/26-10/01/27	3,300	3,523,008
Series O-2 5.00%, 10/01/28	3,500	3,617,495
Massachusetts Dev Fin Agy (MA Biomedical Research Corp.) Series 00C 6.25%, 8/01/20	3,000	3,055,830
Massachusetts Dev Fin Agy (Massachusetts Clg of Pharmacy) Series 05D 5.00%, 7/01/24	3,500	3,712,870
Massachusetts Dev Fin Agy (Phillips Academy) 5.00%, 9/01/21-9/01/22	6,000	6,724,350

32	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts GO Series 02C 5.25%, 11/01/30 (Prerefunded/ETM)	$3,075	$3,382,561
Series 2008A 5.00%, 9/01/28	2,800	3,006,332
AGM Series 05A 5.00%, 3/01/17	5,000	5,578,200
AMBAC 5.00%, 5/01/23	2,635	2,801,954
Massachusetts HFA MFHR (Massachusetts HFA) AMBAC Series 95E 6.00%, 7/01/41	4,125	4,138,984
NPFGC Series 00H 6.65%, 7/01/41	4,615	4,625,891
Massachusetts Hlth & Ed Facs Auth 5.75%, 7/01/32 (Prerefunded/ETM)	3,835	4,121,359
6.00%, 7/01/31 (Prerefunded/ETM)	545	597,832
Series 00E 6.75%, 7/01/30 (Prerefunded/ETM)	4,245	4,351,847
FGIC 5.00%, 5/15/25 (Prerefunded/ETM)	80	86,694
NPFGC Series 02C 5.25%, 10/01/31 (Prerefunded/ETM)	6,440	7,030,484
Massachusetts Hlth & Ed Facs Auth (Berklee College of Music) Series A 5.00%, 10/01/32	5,000	5,031,000
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys) RADIAN Series 01E 5.70%, 10/01/25	4,000	4,008,320
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare) RADIAN Series 01C 5.25%, 11/15/31	2,600	2,260,596
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.) 5.375%, 7/01/25	1,000	1,006,190
Massachusetts Hlth & Ed Facs Auth (Covenant Health Sys) 6.00%, 7/01/31	1,955	1,990,190
Massachusetts Hlth & Ed Facs Auth (Harvard Univ) 5.25%, 11/15/23	2,000	2,285,280
Series 2010A 5.00%, 12/15/30	5,000	5,435,850

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	33

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Hlth & Ed Facs Auth (Massachusetts Inst of Tech) 5.75%, 7/01/26	$6,500	$7,563,530
Massachusetts Hlth & Ed Facs Auth (Milford Reg Med Ctr) 5.00%, 7/15/22	1,220	1,138,077
Massachusetts Hlth & Ed Facs Auth (New England Medical Ctr Hosp) FGIC 5.00%, 5/15/25	1,920	1,658,669
Massachusetts Hlth & Ed Facs Auth (Northeastern Univ) 5.00%, 10/01/28	2,025	2,084,981
Series 2010A 5.00%, 10/01/29	5,000	5,135,550
Massachusetts Hlth & Ed Facs Auth (Partners Healthcare Sys) 5.00%, 7/01/27	2,000	2,064,780
5.25%, 7/01/29	2,500	2,594,275
5.75%, 7/01/32	165	168,861
Massachusetts Hlth & Ed Facs Auth (Suffolk Univ) 6.00%, 7/01/24	2,000	2,140,220
Massachusetts Hlth & Ed Facs Auth (Woods Hole Oceanographic) 5.25%, 6/01/26	1,905	2,059,534
5.375%, 6/01/27	3,060	3,316,856
Massachusetts Ind Fin Agy (Heights Crossing Proj) Series 95 6.15%, 2/01/35	5,820	5,820,000
Massachusetts Port Auth (US Airways) NPFGC Series 96A 5.875%, 9/01/23	2,000	1,700,960
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax) NPFGC Series 05A 5.00%, 8/15/19	7,000	7,673,470
Massachusetts Spl Obl (Massachusetts Fed Hwy Grant) AGM Series 05A 5.00%, 6/01/23	1,500	1,624,290
Massachusetts Wtr Poll Abatmnt 5.00%, 8/01/20-8/01/24	3,125	3,453,540
5.00%, 8/01/24 (Prerefunded/ETM)	4,875	5,579,340

34	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Wtr Poll Abatmnt (Massachusetts SRF) 5.00%, 8/01/25	$3,000	$3,334,890
Springfield MA GO AGM 5.00%, 8/01/19	3,000	3,233,010
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease) 5.00%, 5/01/26-5/01/27	6,000	6,232,255

		181,526,258

Arizona – 1.3%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	345	264,374
Goodyear AZ IDA (Litchfield Park Svc Co.) Series 01 6.75%, 10/01/31	1,160	1,116,802
Salt Verde Fin Corp. Gas (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	660	568,055
Stoneridge CFD AZ Series 01 6.75%, 7/15/26	1,265	1,169,783

		3,119,014

California – 2.2%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	795	873,117
California Statewide CDA (Enloe Med Ctr) 5.50%, 8/15/23	360	365,756
6.25%, 8/15/28	1,055	1,110,250
Southern CA Pub Pwr Auth 5.00%, 7/01/23	2,800	3,002,440

		5,351,563

Colorado – 0.1%
Murphy Creek Met Dist Co. Series 06 6.00%, 12/01/26	500	287,415

District of Columbia – 1.7%
District of Columbia Tax Incr 5.25%, 12/01/26	3,575	3,969,072

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	35

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Florida – 0.8%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	$1,750	$1,740,620
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(b)(c)	365	146,040
Series 02B 6.625%, 5/01/33(b)(c)	155	62,014

		1,948,674

Georgia – 0.2%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B 5.60%, 1/01/30	500	459,665

Illinois – 0.3%
Bolingbrook IL Sales Tax 6.25%, 1/01/24	500	296,155
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	385	321,067

		617,222

Nevada – 0.7%
Clark Cnty NV SID No. 142 (Clark Cnty NV SID No.142 Mtns Edg) Series 03 6.10%, 8/01/18	945	917,359
Nevada GO NPFGC-RE Series 2007B 5.00%, 12/01/25	620	648,011

		1,565,370

New York – 1.6%
New York NY GO Series 06 5.00%, 6/01/22	1,085	1,156,393
Series 2007 5.00%, 1/01/23	2,600	2,756,780

		3,913,173

Ohio – 1.6%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	3,450	3,731,072

36	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 0.1%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 07A 5.00%, 11/15/17	$350	$327,831

Puerto Rico – 8.8%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/18	850	895,254
Series 08WW 5.375%, 7/01/23	2,065	2,176,427
XLCA Series 02-1 5.25%, 7/01/22 (Prerefunded/ETM)	3,200	3,538,016
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	522,410
Series 06A 5.25%, 7/01/22	500	507,925
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	526,600
Puerto Rico HFA MFHR 5.00%, 12/01/20 (Prerefunded/ETM)	1,045	1,171,738
5.00%, 12/01/20	695	721,716
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	465	471,622
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) FGIC Series 03 5.25%, 7/01/14	4,225	4,470,346
FGIC Series 03G 5.25%, 7/01/14	4,410	4,617,799
Puerto Rico Mun Fin Agy (Puerto Rico GO) Series 05A 5.25%, 8/01/23	275	275,990
Univ of Puerto Rico Series 06Q 5.00%, 6/01/19	1,025	1,028,167

		20,924,010

Texas – 2.0%
Dallas TX ISD GO Series 2004 5.00%, 2/15/28	2,990	3,132,832

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	37

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

San Antonio TX Elec & Gas Series 2006A 5.00%, 2/01/22	$1,490	$1,608,306

		4,741,138

Washington – 0.5%
Washington St GO AGM 5.00%, 7/01/28	1,245	1,326,821

Total Long-Term Municipal Bonds (cost $227,144,376)		233,808,298

Short-Term Municipal Notes – 0.5%
Massachusetts – 0.5%
Massachusetts Hlth & Ed Facs Auth Series E 0.36%, 1/01/35(d) (cost $1,100,000)	1,100	1,100,000

Total Municipal Obligations (cost $228,244,376)		234,908,298

SHORT-TERM INVESTMENTS – 0.3%
Time Deposit – 0.3%
State Street Time Deposit 0.01%, 4/01/10 (cost $727,000)	727	727,000

Total Investments – 98.9% (cost $228,971,376)		235,635,298
Other assets less liabilities – 1.1%		2,700,652

Net Assets – 100.0%		$238,335,950

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$8,000	12/1/17	SIFMA	*	3.792%	$654,937
Merrill Lynch	5,100	10/1/16	SIFMA	*	4.147%	573,748

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	When-Issued or delayed delivery security.

(b)	Security is in default and is non-income producing.

(c)	Illiquid security.

38	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of March 31, 2010, the Portfolio held 28.5% of net assets in insured bonds (of this amount 15.7% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

ISD – Independent School District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SID – Special Improvement District

SRF – State Revolving Fund

SSA – Special Services Area

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	39

Massachusetts Portfolio—Portfolio of Investments

MICHIGAN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.7%
Long-Term Municipal Bonds – 96.7%
Michigan – 62.3%
Allen Park MI Pub SD GO Series 03 5.00%, 5/01/16 (Prerefunded/ETM)	$2,635	$2,928,249
5.00%, 5/01/17 (Prerefunded/ETM)	2,300	2,555,967
5.00%, 5/01/18 (Prerefunded/ETM)	1,000	1,111,290
5.00%, 5/01/22 (Prerefunded/ETM)	2,695	2,994,927
Cedar Springs MI SD GO Series 03 5.00%, 5/01/28 (Prerefunded/ETM)	1,835	2,042,153
Detroit MI GO Series 2010 5.00%, 11/01/30	2,000	1,982,420
AMBAC Series 04A-1 5.25%, 4/01/22	1,330	1,117,453
Detroit MI SD GO AGM Series 01A 5.125%, 5/01/31 (Prerefunded/ETM)	2,900	3,136,292
Detroit MI Wtr Supply Sys AGM Series 2006A 5.00%, 7/01/24	1,885	1,921,249
Dexter Cmnty Sch MI GO AGM 5.00%, 5/01/25	4,500	4,709,610
Genesee Cnty MI Wtr Supply GO AMBAC Series 04 5.00%, 11/01/26	3,000	3,053,790
Kalamazoo MI Fin Auth FGIC Series 94A 9.788%, 6/01/11(a)(b)	560	562,240
Kent MI Hosp Fin Auth (Kent Metropolitan Hospital) Series 05A 5.75%, 7/01/25	210	189,624
Lansing MI Brd Wtr & Lt (Lansing MI Brd Wtr & Lt MI) AGM Series 03A 5.00%, 7/01/25	2,200	2,276,164
Michigan HDA MFHR (Arbor Pointe Apts) Series 99 5.40%, 6/20/40	1,810	1,818,851

40	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan HDA MFHR (Danbury Manor Apts) Series 02A 5.30%, 6/01/35(b)	$2,490	$2,522,569
Michigan HDA MFHR (Michigan HDA) Series 02A 5.50%, 10/20/43	1,950	1,960,452
AMBAC Series 97A 6.10%, 10/01/33	1,280	1,281,408
Michigan Hgr Ed Fac Auth (Hope College) Series 02A 5.90%, 4/01/32	1,465	1,474,229
Michigan Hgr Ed Stud Loan Auth (Michigan Hgr Ed Stud Loan Prog) AMBAC Series 17G 5.20%, 9/01/20	3,500	3,507,630
Michigan Highway Fed Grant AGM 5.25%, 9/15/26	3,500	3,686,970
Michigan Hosp Fin Auth 5.00%, 5/15/25 (Prerefunded/ETM)	415	472,785
6.00%, 12/01/27 (Prerefunded/ETM)	20	20,942
6.00%, 12/01/27	1,465	1,494,637
Michigan Hosp Fin Auth (Crittenton Hosp Medical Ctr) Series 02A 5.625%, 3/01/27	1,250	1,231,850
Michigan Strategic Fund (Detroit Edison Co.) XLCA Series 02C 5.45%, 12/15/32	3,000	2,835,630
Michigan Strategic Fund (Friendship Associates) Series 02 A 5.20%, 12/20/22	3,000	3,124,230
Michigan Trunk Line Spl Tax AGM Series 01A 5.25%, 11/01/30 (Prerefunded/ETM)	1,500	1,606,575
North Muskegon SD MI GO Series 03 5.25%, 5/01/28 (Prerefunded/ETM)	1,500	1,680,600
Olivet Comnty Schs MI GO Series 02 5.125%, 5/01/28 (Prerefunded/ETM)	1,065	1,173,864

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	41

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Ovid Elsie Area Schools MI GO Series 02 5.00%, 5/01/25 (Prerefunded/ETM)	$2,650	$2,912,535
Plymouth MI Ed Ctr Charter Sch Series 05 5.125%, 11/01/18	1,050	919,727
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr) Series 00F 6.50%, 7/01/30	870	876,960
Southfield MI Lib Bldg Auth NPFGC 5.00%, 5/01/25	3,340	3,531,048

		68,714,920

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	215	164,754

		164,754

California – 1.4%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	430	472,252
California Hlth Fac Fin Auth (Sutter Health) Series 00A 6.25%, 8/15/35	1,100	1,115,235

		1,587,487

District of Columbia – 2.2%
District of Columbia Tax Incr 5.25%, 12/01/26	2,230	2,475,813

		2,475,813

Florida – 3.2%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	1,835	1,825,164
Double Branch CDD FL Series 02A 6.70%, 5/01/34	930	950,460
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(c)(d)	245	98,027
Series 02B 6.625%, 5/01/33(c)(d)	105	42,010

42	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

No Palm Beach Cnty FL ID #27-B Series 02 6.40%, 8/01/32	$730	$568,093

		3,483,754

Illinois – 0.6%
Antioch Vilage IL SSA #1 (Antioch IL SSA #1 - Deercrest) Series 03 6.625%, 3/01/33	498	390,776
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	384	320,233

		711,009

Nevada – 0.6%
Nevada GO NPFGC-RE Series 2007B 5.00%, 12/01/25	620	648,012

		648,012

New York – 2.3%
New York NY GO Series 06 5.00%, 6/01/22	680	724,744
Series 2007 5.00%, 1/01/23	1,700	1,802,510

		2,527,254

Ohio – 2.0%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	2,050	2,217,013

		2,217,013

Puerto Rico – 21.9%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/18	1,000	1,053,240
Series 08WW 5.375%, 7/01/23	1,120	1,180,435
XLCA Series 02-1 5.25%, 7/01/22 (Prerefunded/ETM)	2,500	2,764,075
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	522,410
Series 06A 5.25%, 7/01/22	500	507,925

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	43

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico HFA MFHR 5.00%, 12/01/17 (Prerefunded/ETM)	$1,945	$2,180,889
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/17	1,215	1,282,906
5.125%, 12/01/27	145	147,065
Puerto Rico HFC SFMR (Puerto Rico HFC) Series 01B 5.50%, 12/01/23	1,975	1,992,143
Series 01C 5.30%, 12/01/28	1,760	1,763,133
Puerto Rico Ind Tour Edl Med (Ascension Health) Series 00A 6.125%, 11/15/30	3,000	3,103,650
Puerto Rico Mun Fin Agy (Puerto Rico GO) Series 05A 5.25%, 8/01/23	275	275,990
Puerto Rico Pub Fin Corp. NPFGC Series 01A 5.00%, 8/01/31 (Prerefunded/ETM)	2,875	3,032,349
Puerto Rico Sales Tax Fin Corp. 5.50%, 8/01/28	3,000	3,146,880
Univ of Puerto Rico Series 06Q 5.00%, 6/01/19	1,145	1,148,538

		24,101,628

Total Municipal Obligations (cost $103,572,677)		106,631,644

SHORT-TERM INVESTMENTS – 0.9%
Time Deposit – 0.9%
State Street Time Deposit 0.01%, 4/01/10 (cost $1,000,000)	1,000	1,000,000

Total Investments – 97.6% (cost $104,572,677)		107,631,644
Other assets less liabilities – 2.4%		2,688,663

Net Assets – 100.0%		$110,320,307

44	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$6,200	10/1/16	SIFMA	*	4.147%	$697,498

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Inverse Floater Security – Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(b)	Variable rate coupon, rate shown as of March 31, 2010.

(c)	Illiquid security.

(d)	Security is in default and is non-income producing.

As of March 31, 2010, the Portfolio held 36.0% of net assets in insured bonds (of this amount 28.0% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDD – Community Development District

CFD – Community Facilities District

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HDA – Housing Development Authority

HFA – Housing Finance Authority

HFC – Housing Finance Corporation

ID – Improvement District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

SD – School District

SFMR – Single Family Mortgage Revenue

SSA – Special Services Area

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	45

Michigan Portfolio—Portfolio of Investments

MINNESOTA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.4%
Long-Term Municipal Bonds – 83.6%
Minnesota – 83.6%
Bemidji MN Hlth Care Fac (North Country Hlth Svc) RADIAN Series 02 5.00%, 9/01/31	$1,500	$1,375,650
Brooklyn Park MN EDA MFHR (Brooks Landing Apts) Series 99A 5.50%, 7/01/19	1,355	1,347,317
Cass Lake MN ISD #115 GO NPFGC-RE 5.00%, 2/01/26	1,760	1,819,206
Chaska MN Elec Sys Series 05A 5.25%, 10/01/25	1,000	1,044,000
Duluth MN ISD #709 COP Series 2009B 5.00%, 3/01/29	2,625	2,706,690
Farmington MN ISD #192 GO (Farmington MN ISD) AGM Series 05B 5.00%, 2/01/24	3,875	4,153,612
Hennepin Cnty MN Sales Tax (Ballpark Proj) 5.00%, 12/15/23	3,475	3,772,391
Maple Grove MN Hlth Care Sys (Maple Grove Hospital) 5.00%, 5/01/22	650	656,143
Metropolitan Council MN GO 5.00%, 3/01/22	5,000	5,455,150
Minneapolis & St Paul Hsg & Redev Auth (Children’s Health Care) Series A 5.25%, 8/15/25	500	520,235
Minneapolis MN CDA Series 01G-3 5.45%, 12/01/31 (Prerefunded/ETM)	1,500	1,618,410
Minneapolis MN GO NPFGC Series 02 5.25%, 12/01/26	2,000	2,113,840
Minneapolis MN Hlth Care Sys (Fairview Health Svcs) AMBAC Series 05D 5.00%, 11/15/30	1,000	977,310

46	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Minneapolis MN MFHR (Bottineau Commons Apts) Series 02 5.45%, 4/20/43	$2,000	$2,003,760
Minneapolis MN MFHR (Sumner Field Apts) Series 02 5.60%, 11/20/43	2,505	2,519,955
Minneapolis-St Paul MN Intl Arpt NPFGC Series 03A 5.00%, 1/01/28	1,500	1,517,850
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt) Series 2009A 5.00%, 1/01/21	2,020	2,192,407
Minnesota 911 Spl Fee Series 2009 5.00%, 6/01/21	1,970	2,207,818
Minnesota Agr & Econ Dev Brd Series 00A 6.375%, 11/15/29 (Prerefunded/ETM)	1,700	1,779,679
Minnesota Agr & Econ Dev Brd (Essential Health) Series 2008 C-1 5.50%, 2/15/25	1,000	1,060,860
Minnesota Agr & Econ Dev Brd (Evangelical Luth Good Sam) Series 02 6.00%, 2/01/22-2/01/27	2,880	2,942,646
Minnesota Agr & Econ Dev Brd (MN Small Business Loan Prog) Series 00D 7.25%, 8/01/20	900	900,162
Minnesota GO 5.00%, 8/01/19-6/01/21	4,000	4,521,200
Minnesota HFA SFMR (Minnesota HFA) Series 96F 6.30%, 1/01/28	305	305,656
Series 96G 6.25%, 7/01/26	375	375,896
Series 98H 6.05%, 7/01/31	1,255	1,283,426
Minnesota Hgr Ed Fac Auth Series 00-5D 6.75%, 5/01/26 (Prerefunded/ETM)	1,000	1,004,250

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	47

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2009 5.00%, 10/01/29	$1,000	$1,025,050
Minnesota Hgr Ed Fac Auth (Hamline Univ) Series 99-5B 6.00%, 10/01/29	1,250	1,224,700
Minnesota Hgr Ed Fac Auth (St. Catherine College) 5.375%, 10/01/32	1,000	951,790
Minnesota Hgr Ed Fac Auth (Univ of St. Thomas MN) Series 04-5 5.00%, 10/01/24	1,000	1,029,510
5.25%, 10/01/34	1,000	1,020,390
Minnesota Mun Pwr Agy Elec 5.25%, 10/01/21	3,000	3,207,450
Series 04A 5.25%, 10/01/24	500	522,925
Minnesota Pub Fac Auth (Minnesota SRF) Series 2007 A 5.00%, 3/01/20 (Prerefunded/ETM)	4,900	5,651,954
Minnetonka MN MFHR (Archer Heights Apts) Series 99A 5.30%, 1/20/27	1,620	1,621,166
No St Paul Maplewd MN ISD #622 AGM 5.00%, 8/01/20	3,425	3,780,001
Prior Lake MN ISD #719 GO AGM Series 05B 5.00%, 2/01/23	3,350	3,569,392
Rochester MN Hlth Care Fac (Mayo Clinic) Series D 5.00%, 11/15/38(a)	1,000	1,019,030
Shakopee MN Hlthcare Fac (St. Francis Reg Medical Ctr) Series 04 5.10%, 9/01/25	600	596,178
Shorview MN MFHR (Lexington Apts) Series 01A 5.55%, 8/20/42	1,445	1,449,985
St. Cloud MN Hosp AGM Series 00A 5.875%, 5/01/30	3,750	3,802,087

48	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs) Series 2009 5.50%, 7/01/29	$1,150	$1,146,159
St. Paul MN Hsg & Redev Auth (Block 19 Ramp Parking Proj) AGM Series 02A 5.35%, 8/01/29	3,075	3,122,109
St. Paul MN Hsg & Redev Auth (Healtheast) Series 05 6.00%, 11/15/25	500	484,230
St. Paul MN Port Auth (Allina Health Sys) Series 2009 A-2 5.25%, 11/15/28	1,200	1,221,684
St. Paul MN Port Auth Lease (St. Paul MN Port Lease off Bldg) Series 02 5.25%, 12/01/27	1,725	1,796,760
Series 03 5.00%, 12/01/23	1,000	1,057,650
St. Paul MN Rec Facs (Highland National Proj) 5.00%, 10/01/20-10/01/25	2,750	2,940,153
Western MN Mun Pwr Agy AGM 5.00%, 1/01/17	700	778,911
NPFGC Series 03A 5.00%, 1/01/26-1/01/30	3,100	3,147,277
White Bear Lake MN MFHR (Renova Partners Proj) Series 01 5.60%, 10/01/30	1,000	1,003,600
Willmar MN GO AGM Series 02 5.00%, 2/01/32	2,000	2,038,800

Total Long-Term Municipal Bonds (cost $99,125,171)		101,384,460

Short-Term Municipal Notes – 12.8%
Minnesota – 12.8%
Arden Hills MN Hsg & Hlth (Presbyterian Homes) Series 1999A 0.32%, 9/01/29(b)	1,957	1,957,000

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	49

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Mankato MN MFHR Series 1997 0.32%, 5/01/27(b)	$3,385	$3,385,000
Minneapolis MN MFHR Series 2001 0.38%, 12/01/27-11/01/31(b)	2,400	2,400,000
Minneapolis-St Paul MN Hsg & Redev Auth (Allina Health Sys) Series 2009 B1 0.32%, 11/15/35(b)	3,600	3,600,000
Robbinsdale MN Hlth Care Fac (North Memorial Healthcare) Series 2008 A-2 0.32%, 5/01/33(b)	2,300	2,300,000
0.23%, 5/01/33(b)	1,400	1,400,000
0.27%, 5/01/33(b)	500	500,000

Total Short-Term Municipal Notes (cost $15,542,000)		15,542,000

Total Municipal Obligations (cost $114,667,171)		116,926,460

SHORT-TERM INVESTMENTS – 4.0%
Time Deposit – 4.0%
State Street Time Deposit 0.01%, 4/01/10 (cost $4,876,000)	4,876	4,876,000

Total Investments – 100.4% (cost $119,543,171)		121,802,460
Other assets less liabilities – (0.4)%		(478,563)

Net Assets – 100.0%		$121,323,897

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,500	8/1/16	SIFMA	*	4.071%	$364,940

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	When-Issued or delayed delivery security.

50	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of March 31, 2010, the Portfolio held 26.5% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

COP – Certificate of Participation

EDA – Economic Development Agency

ETM – Escrowed to Maturity

GO – General Obligation

HFA – Housing Finance Authority

ISD – Independent School District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SFMR – Single Family Mortgage Revenue

SRF – State Revolving Fund

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	51

Minnesota Portfolio—Portfolio of Investments

NEW JERSEY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.9%
Long-Term Municipal Bonds – 96.5%
New Jersey – 77.0%
Bergen Cnty NJ Impt Auth (Bergen Cnty NJ GO) 5.00%, 12/15/17	$3,755	$4,300,564
Bergen Cnty NJ Impt Auth (Wyckoff Twn NJ Brd Ed GO) Series 05 5.00%, 4/01/25	1,555	1,649,171
Higher Ed Student Assist NJ NPFGC Series 00A 6.15%, 6/01/19	705	712,029
Hoboken NJ Parking Auth AMBAC Series 01A 5.30%, 5/01/27 (Prerefunded/ETM)	3,700	3,959,037
Lafayette Yard NJ CDC NPFGC Series 00 5.80%, 4/01/35 (Prerefunded/ETM)	2,100	2,121,000
Landis NJ Swr Auth NPFGC-RE Series 93 9.324%, 9/19/19(a)	2,700	3,058,992
Middlesex Cnty NJ Impt Auth MFHR (Skyline Tower Apts) Series 01 5.25%, 7/01/21	750	756,278
Morris-Union NJ Jt Comm COP RADIAN Series 04 5.00%, 5/01/24	1,790	1,773,890
New Jersey Ed Fac Auth 5.00%, 7/01/23 (Prerefunded/ETM)	280	323,814
AMBAC Series 01D 5.00%, 7/01/31 (Prerefunded/ETM)	1,000	1,052,950
AMBAC Series 02A 5.125%, 9/01/22 (Prerefunded/ETM)	2,500	2,748,600
FGIC Series 04E 5.00%, 7/01/28 (Prerefunded/ETM)	1,000	1,135,180
New Jersey Ed Fac Auth (Princeton Theological Seminary) Series 2010A 5.00%, 7/01/28	5,000	5,486,800
New Jersey Ed Fac Auth (Princeton Univ) 5.00%, 7/01/23	3,200	3,462,688
New Jersey Ed Fac Auth (Richard Stockton College) 5.50%, 7/01/23	3,500	3,857,315

52	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey EDA Series 04-I 5.25%, 9/01/24 (Prerefunded/ETM)	$2,510	$2,906,053
New Jersey EDA (Hackensack Water Company) NPFGC Series 94B 5.90%, 3/01/24	4,000	3,999,480
New Jersey EDA (Jersey Gardens Mall) Series 98B 6.50%, 4/01/28	4,500	4,864,590
New Jersey EDA (Masonic Charity Foundation NJ) Series 01 5.50%, 6/01/31	1,000	1,007,970
Series 02 5.25%, 6/01/24	540	551,437
New Jersey EDA (New Jersey American Water Co.) FGIC 6.875%, 11/01/34	5,000	5,001,550
New Jersey EDA (New Jersey Lease Liberty St Pk) Series A 5.00%, 3/01/24	1,500	1,530,270
New Jersey EDA (New Jersey Lease Sch Fac) Series 05 5.25%, 3/01/25	3,300	3,496,944
AGM 5.00%, 9/01/22	3,540	3,718,451
New Jersey EDA (NUI Corporation) ACA Series 98A 5.25%, 11/01/33	2,200	2,013,858
New Jersey EDA (Public Service Elec & Gas) NPFGC Series 94A 6.40%, 5/01/32	5,000	5,004,350
New Jersey Hlth Care Fac Fin Auth 5.75%, 7/01/25 (Prerefunded/ETM)	900	994,707
RADIAN Series 04A 5.25%, 7/01/23 (Prerefunded/ETM)	2,085	2,376,066
New Jersey Hlth Care Fac Fin Auth (AHS Hospital Corp.) Series 08 5.125%, 7/01/22	1,000	1,057,360

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	53

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey Hlth Care Fac Fin Auth (Atlantic City Med Ctr) 5.75%, 7/01/25	$975	$998,488
New Jersey Hlth Care Fac Fin Auth (Bayshore Community Hospital) RADIAN Series 02 5.125%, 7/01/32	5,250	4,152,645
New Jersey Hlth Care Fac Fin Auth (House of Good Shepherd) RADIAN Series 01A 5.20%, 7/01/31	1,350	1,070,685
New Jersey Hlth Care Fac Fin Auth (Kennedy Health Sys) Series 01 5.625%, 7/01/31	2,700	2,706,291
New Jersey Hlth Care Fac Fin Auth (Newton Memorial Hospital) AGM Series 01 5.00%, 7/01/26	1,500	1,514,280
New Jersey Hlth Care Fac Fin Auth (Palisades Med Ctr of New York) ACA Series 99 5.25%, 7/01/28	1,000	749,220
New Jersey Hlth Care Fac Fin Auth (Robert Wood Johnson Univ Hosp) Series 00 5.75%, 7/01/31	3,350	3,354,556
New Jersey Hlth Care Fac Fin Auth (Southern Ocean Cnty Hosp) RADIAN Series 01 5.125%, 7/01/31	4,500	3,937,500
New Jersey Hsg & Mtg Agy MFHR (New Jersey Hsg & Mtg Fin Agy) AGM Series 00A1 6.35%, 11/01/31	2,000	2,001,040
New Jersey Trnsp Trust Fund Series 03C 5.50%, 6/15/24 (Prerefunded/ETM)	3,750	4,254,637
New Jersey Trnsp Trust Fund (New Jersey Transn Grant Antic) NPFGC-RE Series 06A 5.00%, 6/15/18	3,400	3,646,296
New Jersey Turnpike Auth (New Jersey Turnpike) Series 2009H 5.00%, 1/01/23	5,000	5,316,000

54	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Newark NJ Hsg Auth PANYNJ Term NPFGC Series 04 5.25%, 1/01/21 (Prerefunded/ETM)	$2,380	$2,699,325
5.25%, 1/01/22 (Prerefunded/ETM)	1,200	1,361,004
North Hudson Swr Auth NJ NPFGC Series 01A Zero Coupon, 8/01/24	12,340	5,794,000
Port Authority of NY & NJ NPFGC-RE Series 02 5.25%, 5/15/37	2,500	2,499,850
Port Authority of NY & NJ (JFK Airport Intl Arrival Term) NPFGC Series 97-6 5.75%, 12/01/22	7,675	7,626,647
Rutgers State Univ NJ GO 5.00%, 5/01/30	1,000	1,064,450
Salem Cnty NJ Poll Cntl Fin Auth (Public Service Elec & Gas) Series 01A 5.75%, 4/01/31	1,500	1,478,430
South Jersey Port Corp. NJ 5.20%, 1/01/23	1,000	990,100
Union Cnty NJ Impt Auth (Union Cnty NJ GO) NPFGC Series 03A 5.25%, 8/15/23	2,885	2,966,963

		135,103,801

Arizona – 0.1%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	310	237,553

California – 0.9%
California Statewide CDA (Enloe Med Ctr) 5.50%, 8/15/23	400	406,396
6.25%, 8/15/28	1,165	1,226,011

		1,632,407

District of Columbia – 1.9%
District of Columbia Tax Incr 5.25%, 12/01/26	3,070	3,408,406

Florida – 2.7%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	2,500	2,486,600
Double Branch CDD FL Series 02A 6.70%, 5/01/34	920	940,240

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	55

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(b)(c)	$360	$144,040
Series 02B 6.625%, 5/01/33(b)(c)	150	60,013
Hammock Bay CDD FL Series 04A 6.15%, 5/01/24	190	172,991
No Palm Beach Cnty FL ID #27-B Series 02 6.40%, 8/01/32	1,215	945,525

		4,749,409

Guam – 0.3%
Guam Wtrworks Auth COP Series 05 6.00%, 7/01/25 (Prerefunded/ETM)	500	509,600

Illinois – 0.3%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	537	447,826

New York – 0.6%
New York NY GO Series 06 5.00%, 6/01/22	950	1,012,510

Ohio – 2.1%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	3,000	3,244,410
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 04A 7.125%, 8/01/25	500	448,700

		3,693,110

Pennsylvania – 1.2%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 07A 5.00%, 11/15/17	420	393,397
Delaware River Toll Brdg Auth PA Series 03 5.00%, 7/01/28	1,625	1,646,174

		2,039,571

56	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 6.0%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/18	$900	$947,916
Series 08WW 5.375%, 7/01/23	2,165	2,281,823
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	522,410
Series 04A 5.25%, 7/01/19	710	723,696
Series 06A 5.25%, 7/01/22	500	507,925
Puerto Rico HFA MFHR 5.00%, 12/01/17 (Prerefunded/ETM)	2,355	2,640,615
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/17	1,310	1,383,216
5.125%, 12/01/27	305	309,343
Univ of Puerto Rico Series 06Q 5.00%, 6/01/20	1,260	1,254,960

		10,571,904

Texas – 2.8%
Camino Real Regl Mob Auth TX 5.00%, 2/15/22	905	885,153
Dallas TX ISD GO Series 2004 5.00%, 2/15/28	2,450	2,567,037
San Antonio TX Elec & Gas Series 2006A 5.00%, 2/01/22	1,300	1,403,220

		4,855,410

Virginia – 0.6%
Broad Street CDA VA Series 03 7.50%, 6/01/33	1,200	1,084,740

Total Long-Term Municipal Bonds (cost $166,658,159)		169,346,247

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	57

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 1.4%
New Jersey – 1.4%
New Jersey Hlth Care Fac Fin Auth (Robert Wood Johnson Univ Hosp) 0.23%, 7/01/23(d)	$1,455	$1,455,000
(Southern Ocean Cnty Hosp) 0.23%, 7/01/36(d)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $2,455,000)		2,455,000

Total Municipal Obligations (cost $169,113,159)		171,801,247

SHORT-TERM INVESTMENTS – 0.7%
Time Deposit – 0.7%
State Street Time Deposit 0.01%, 4/01/10 (cost $1,152,000)	1,152	1,152,000

Total Investments – 98.6% (cost $170,265,159)		172,953,247
Other assets less liabilities – 1.4%		2,480,833

Net Assets – 100.0%		$175,434,080

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,000	10/21/16	SIFMA	*	4.129%	$327,486

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Inverse Floater Security – Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(b)	Illiquid security.

(c)	Security is in default and is non-income producing.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of March 31, 2010, the Portfolio held 44.9% of net assets in insured bonds (of this amount 22.2% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

58	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

Glossary:

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDC – Community Development Corporation

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

EDA – Economic Development Agency

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

ID – Improvement District

ISD – Independent School District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SSA – Special Services Area

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	59

New Jersey Portfolio—Portfolio of Investments

OHIO PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.6%
Long-Term Municipal Bonds – 93.2%
Ohio – 78.1%
Akron OH GO NPFGC Series 02 5.00%, 12/01/23	$1,000	$1,028,430
Brookville OH Local SD GO AGM Series 03 5.00%, 12/01/26 (Prerefunded/ETM)	2,000	2,260,060
Canton OH SD GO NPFGC Series 04B 5.00%, 12/01/22-12/01/23	2,150	2,150,306
Central OH Solid Wst Auth AMBAC Series 04B 5.00%, 12/01/21	2,035	2,159,542
Cincinnati OH Tech College AMBAC Series 02 5.00%, 10/01/28	5,000	4,728,300
Cleveland OH GO AMBAC Series 04 5.25%, 12/01/24 (Prerefunded/ETM)	1,200	1,390,932
NPFGC Series 02 5.25%, 12/01/27 (Prerefunded/ETM)	4,380	4,862,413
Cleveland OH Pub Pwr Sys NPFGC-RE Series 06A 5.00%, 11/15/18	2,165	2,308,972
Cleveland OH Wtrworks NPFGC 5.00%, 1/01/23	2,500	2,664,425
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	2,500	2,703,675
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 04A 7.125%, 8/01/25	500	448,700
Columbus OH SD GO FGIC Series 03 5.00%, 12/01/24 (Prerefunded/ETM)	2,500	2,789,725
5.00%, 12/01/25 (Prerefunded/ETM)	2,230	2,488,435
Cuyahoga Cnty OH GO RADIAN Series 04 5.00%, 11/15/19	1,850	1,854,421
Cuyahoga Cnty OH Hosp (UHHS/CSAHS Cuyahoga & Canton) Series 00 7.50%, 1/01/30	1,900	1,924,757

60	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Cuyahoga Cnty OH MFHR (Longwood Apts) Series 01 5.60%, 1/20/43	$3,620	$3,646,643
Cuyahoga Cnty OH Port Auth (University Square Proj) Series 01 7.35%, 12/01/31	2,000	2,009,220
Cuyahoga OH CCD 5.00%, 8/01/24	1,545	1,655,097
Dayton OH Arpt (James M Cox Dayton Intl Arpt) RADIAN Series 03A 5.00%, 12/01/23	1,280	1,287,130
Dayton OH SD COP Series 03 6.00%, 12/01/19-12/01/21	3,040	3,201,556
Delaware OH SD GO NPFGC Series 04 5.00%, 12/01/19	1,340	1,421,418
Dublin OH SD GO AGM Series 03 5.00%, 12/01/22	1,500	1,588,065
Erie Cnty OH Hosp (Firelands Regional Med Ctr) Series 02A 5.625%, 8/15/32	1,500	1,404,870
Fairfield Cnty OH Hosp Fac (Fairfield Med Ctr) RADIAN Series 03 5.00%, 6/15/24	1,000	930,580
Franklin Cnty OH MFHR (Agler Green Apts) Series 02A 5.65%, 5/20/32	770	782,374
5.80%, 5/20/44	1,150	1,175,657
Greater Cleveland RTA OH (Gtr Cleveland Trnsp Spl Tax) NPFGC Series 04 5.00%, 12/01/24	1,350	1,422,549
Grove City OH AD (Pinnacle Club AD) Series A 6.00%, 12/01/22	1,885	1,582,891
Hamilton Cnty Conv Fac Auth OH (Hamilton Cnty OH) NPFGC-RE Series 04 5.00%, 12/01/23	1,330	1,361,933

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	61

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Hamilton Cnty OH Sales Tax AMBAC Series B 5.25%, 12/01/32 (Prerefunded/ETM)	$9,425	$9,728,956
5.25%, 12/01/32	2,660	2,669,629
Hamilton OH SD GO NPFGC 5.00%, 12/01/24	1,000	1,039,960
Lucas Cnty OH Hlth Fac MFHR (Altenheim Proj) Series 99 5.50%, 7/20/40	3,180	3,213,994
Madeira OH City SD GO NPFGC Series 04 5.00%, 12/01/22 (Prerefunded/ETM)	1,295	1,486,621
5.00%, 12/01/23 (Prerefunded/ETM)	1,370	1,572,719
Oak Hills OH Local SD GO AGM Series 05 5.00%, 12/01/25	1,000	1,064,140
Ohio Bldg Auth (Ohio Lease Adult Corr Fac) AGM Series 05A 5.00%, 4/01/24	1,500	1,578,960
NPFGC Series 04A 5.00%, 4/01/22	2,975	3,117,086
Ohio GO Series 04A 5.00%, 6/15/22	3,000	3,195,570
Ohio HFA SFMR (Ohio HFA) Series 02 5.375%, 9/01/33	1,275	1,267,541
Series 02-A2 5.60%, 9/01/34	15	15,026
Series 02-A3 5.50%, 9/01/34	565	567,232
Ohio Hgr Edl Fac Commn (Denison Univ) Series 04 5.00%, 11/01/21-11/01/24	3,440	3,610,669
Ohio State Univ NPFGC Series 04 5.00%, 12/01/22	1,950	2,003,547
Ohio Swr & Solid Wst Fac (Anheuser-Busch Companies., Inc.) Series 01 5.50%, 11/01/35	3,000	2,971,410

62	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Ohio Wtr Dev Auth (Anheuser-Busch Companies., Inc.) Series 99 6.00%, 8/01/38(a)	$2,250	$2,252,115
Princeton OH City SD GO NPFGC Series 03 5.00%, 12/01/24 (Prerefunded/ETM)	1,600	1,811,104
Riversouth Auth OH Series 04A 5.25%, 12/01/21-12/01/22	2,000	2,095,850
Series 05A 5.00%, 12/01/24	3,590	3,760,597
Steubenville OH Hosp Series 00 6.50%, 10/01/30 (Prerefunded/ETM)	2,500	2,575,225
Toledo OH City SD GO NPFGC-RE Series 03B 5.00%, 12/01/23	2,940	3,049,985
Toledo-Lucas Cnty OH Port Auth (Cargill, Inc.) Series 04B 4.50%, 12/01/15	2,500	2,705,725
Toledo-Lucas Cnty OH Port Auth (Crocker Park Proj) Series 03 5.375%, 12/01/35	2,000	1,654,000
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.) Series 92 6.45%, 12/15/21	1,270	1,414,729
Univ of Cincinnati COP NPFGC 5.00%, 6/01/24	4,470	4,629,713
Youngstown OH GO AGM 5.00%, 12/01/25	2,155	2,265,164

		126,550,343

Arizona – 0.1%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	300	229,890

California – 0.4%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	600	658,956

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	63

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California GO 5.25%, 4/01/29	$5	$4,964

		663,920

Florida – 2.2%
Collier Cnty FL IDA (Allete) Series 96 6.50%, 10/01/25	200	200,078
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	2,000	1,989,280
Double Branch CDD FL Series 02A 6.70%, 5/01/34	900	919,800
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(b)(c)	340	136,037
Series 02B 6.625%, 5/01/33(b)(c)	150	60,014
Hammock Bay CDD FL Series 04A 6.15%, 5/01/24	280	254,934

		3,560,143

Georgia – 0.3%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B 5.60%, 1/01/30	500	459,665

Illinois – 0.8%
Antioch Vilage IL SSA #1 (Antioch IL SSA #1 - Deercrest) Series 03 6.625%, 3/01/33	962	754,872
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	551	459,501

		1,214,373

Pennsylvania – 0.3%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 07A 5.00%, 11/15/17	425	398,081

64	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 11.0%
Children’s Trust Fd Puerto Rico Series 00 6.00%, 7/01/26 (Prerefunded/ETM)	$4,000	$4,053,160
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax) AMBAC Series 06A 5.00%, 7/01/18-7/01/19	6,370	6,438,595
Puerto Rico Elec Pwr Auth 5.00%, 7/01/20	2,530	2,615,109
5.375%, 7/01/24	1,030	1,081,974
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	522,410
Series 06A 5.25%, 7/01/22	500	507,925
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	526,600
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	375	380,340
Puerto Rico Mun Fin Agy (Puerto Rico GO) Series 05A 5.25%, 8/01/23	375	376,350
Univ of Puerto Rico 5.00%, 6/01/22	1,350	1,325,808

		17,828,271

Total Long-Term Municipal Bonds (cost $148,441,972)		150,904,686

Short-Term Municipal Notes – 4.4%
Ohio – 0.4%
Allen Cnty OH Hosp (Catholic Healthcare Partners) 0.29%, 10/01/31(d)	700	700,000

California – 0.2%
California Infra & Eco Dev Bk 0.28%, 11/01/26(d)	300	300,000

Colorado – 1.1%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog) 0.30%, 9/01/35(d)	1,400	1,400,000

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	65

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series A-9 0.31%, 9/01/36(d)	$300	$300,000

		1,700,000

Florida – 0.4%
Jacksonville FL Hlth Facs Auth (Baptist Hospitals) 0.31%, 8/15/27(d)	700	700,000

Mississippi – 0.3%
Jackson Cnty MS PCR (Chevron Corp.) 0.28%, 6/01/23(d)	400	400,000

Nevada – 0.2%
City of Reno NV 0.29%, 6/01/42(d)	300	300,000

New Jersey – 1.4%
New Jersey EDA 0.29%, 6/01/26(d)	2,200	2,200,000

Pennsylvania – 0.2%
Lancaster Cnty PA Hosp Auth 0.35%, 7/01/41(d)	400	400,000

Texas – 0.2%
Houston TX Hgr Ed Fin Corp. (Rice University) Series 2008 A 0.32%, 5/15/48(d)	400	400,000

Total Short-Term Municipal Notes (cost $7,100,000)		7,100,000

Total Municipal Obligations (cost $155,541,972)		158,004,686

SHORT-TERM INVESTMENTS – 0.6%
Time Deposit – 0.6%
State Street Time Deposit 0.01%, 4/01/10 (cost $1,019,000)	1,019	1,019,000

Total Investments – 98.2% (cost $156,560,972)		159,023,686
Other assets less liabilities – 1.8%		2,945,735

Net Assets – 100.0%		$161,969,421

66	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

INTEREST RATE SWAP TRANSACTIONS (see Note D)

	Notional Amount (000)	Termination Date	Rate Type			Unrealized Appreciation/ (Depreciation)
Swap Counterparty			Payments made by the Portfolio		Payments received by the Portfolio
Merrill Lynch	$3,600	8/1/16	SIFMA	*	4.071%	$375,367

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Variable rate coupon, rate shown as of March 31, 2010.

(b)	Illiquid security.

(c)	Security is in default and is non-income producing.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of March 31, 2010, the Portfolio held 50.1% of net assets in insured bonds (of this amount 35.0% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

AD – Assessment District

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CCD – Community College District

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

EDA – Economic Development Agency

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

PCR – Pollution Control Revenue Bond

RADIAN – Radian Asset Assurance Inc.

RTA – Regional Transportation Authority

SD – School District

SFMR – Single Family Mortgage Revenue

SSA – Special Services Area

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	67

Ohio Portfolio—Portfolio of Investments

PENNSYLVANIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.7%
Long-Term Municipal Bonds – 96.7%
Pennsylvania – 76.3%
Allegheny Cnty PA Hgr Ed Auth (Thiel College) ACA Series 99A 5.375%, 11/15/19-11/15/29	$2,500	$2,185,675
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) 5.00%, 11/15/28	200	159,078
Series 07A 5.00%, 11/15/17	800	749,328
Allegheny Cnty PA IDA Series 01 6.60%, 9/01/31 (Prerefunded/ETM)	1,540	1,661,167
Allegheny Cnty PA IDA (Residential Resources, Inc.) 5.00%, 9/01/21	500	458,330
Allegheny Cnty PA Redev Agy (Pittsburgh Mills Spl Tax) 5.60%, 7/01/23	1,500	1,288,005
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr) NPFGC Series 05A 5.00%, 12/01/24	7,490	7,682,193
Bethel Park PA SD GO 5.00%, 8/01/29	2,600	2,681,926
Butler Cnty PA FGIC Series 03 5.25%, 7/15/26 (Prerefunded/ETM)	1,625	1,833,471
Chester Upland SD PA GO 4.30%, 5/15/14	1,705	1,708,563
Coatesville PA SD GO AGM 5.00%, 8/01/23	6,500	6,921,330
Delaware Cnty PA Hgr Ed Auth (Eastern College) Series 99 5.625%, 10/01/28	2,500	2,314,650
Ephrata Area SD PA GO FGIC Series 05 5.00%, 3/01/22 (Prerefunded/ETM)	1,000	1,146,470
Lancaster Area Swr Auth PA NPFGC Series 04 5.00%, 4/01/22	1,330	1,374,582
Lehigh Northampton PA Arpt NPFGC Series 00 6.00%, 5/15/30	4,400	4,399,824

68	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Lycoming Cnty PA Auth (College of Technology) AMBAC Series 02 5.25%, 5/01/32	$2,250	$2,050,065
Mckean Cnty PA Hosp Auth (Bradford Hospital) ACA 5.00%, 10/01/17	1,205	1,073,510
Meadville PA GO XLCA 5.00%, 10/01/25	3,080	3,179,792
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hosp) Series 02A 5.125%, 6/01/32	3,000	2,939,490
New Wilmington PA Mun Auth (Westminster College) RADIAN 5.00%, 5/01/27	1,040	940,108
Pennsylvania Econ Dev Fin Auth (30th St Station Pkg Garage PA) ACA Series 02 5.875%, 6/01/33	2,085	1,811,406
Pennsylvania Econ Dev Fin Auth (Amtrak) Series 01A 6.375%, 11/01/41	3,000	3,040,590
Pennsylvania Hgr Ed Fac Auth (Dickinson College) RADIAN Series 03AA-1 5.00%, 11/01/26	1,000	992,180
Pennsylvania Hgr Ed Fac Auth (Thomas Jefferson Univ) Series 2010 5.00%, 3/01/27-3/01/28	2,100	2,176,058
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania Hlth Svcs) AMBAC Series 05A 5.00%, 8/15/20	2,000	2,086,680
Pennsylvania IDA (Pennsylvania IDA Econ Dev) Series 08A 5.50%, 7/01/23	1,060	1,134,454
Pennsylvania Intergov Coop Auth 5.00%, 6/15/23	4,000	4,308,080
Philadelphia PA IDA AGM Series 01B 5.25%, 10/01/30 (Prerefunded/ETM)	8,000	8,623,840

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	69

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Philadelphia PA IDA (Leadership Learning Partners) Series 05A 5.25%, 7/01/24	$350	$284,148
Philadelphia PA IDA (Univ of Pennsylvania) Series 2007 0.86%, 4/26/14(a)	2,000	1,949,220
Philadelphia PA Parking Auth Series 2009 5.00%, 9/01/26	2,725	2,712,792
Philadelphia PA SD GO AGM Series 03 5.25%, 6/01/26 (Prerefunded/ETM)	5,000	5,617,950
Pittsburgh PA GO AGM Series 06C 5.25%, 9/01/17	5,000	5,343,950
Pittsburgh PA Pub Pkg Auth NPFGC-RE Series 05A 5.00%, 12/01/19	2,435	2,398,232
Pittsburgh PA Ur Redev Auth SFMR Series 97A 6.25%, 10/01/28	745	748,375
Potter Cnty PA Hosp Auth (Charles Cole Memorial Hospital) RADIAN Series 96 6.05%, 8/01/24	4,340	4,182,718
South Central Gen Auth PA NPFGC Series 01 5.25%, 5/15/31	795	821,577
5.25%, 5/15/31 (Prerefunded/ETM)	1,305	1,388,063
South Central Gen Auth PA (Hanover Hospital) RADIAN 5.00%, 12/01/25	1,570	1,420,819
State Pub Sch Bldg Auth PA (Colonial Intermediate Unit No. 20) NPFGC-RE Series 05 5.00%, 5/15/26	2,025	2,073,438
Susquehanna PA Arpt Fac (Aero Harrisburg LLC) Series 99 5.50%, 1/01/24	3,370	2,563,694
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj) 5.00%, 3/01/22	510	504,569

		102,930,390

70	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Arizona – 0.1%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	$265	$203,070

California – 0.4%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	520	571,095

District of Columbia – 2.2%
District of Columbia Tax Incr 5.25%, 12/01/26	2,625	2,914,354

Florida – 3.3%
Collier Cnty FL IDA (Allete) Series 96 6.50%, 10/01/25	400	400,156
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	2,000	1,989,280
Double Branch CDD FL Series 02A 6.70%, 5/01/34	975	996,450
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(b)(c)	300	120,033
Series 02B 6.625%, 5/01/33(b)(c)	125	50,011
Hammock Bay CDD FL Series 04A 6.15%, 5/01/24	285	259,487
No Palm Beach Cnty FL ID #27-B Series 02 6.40%, 8/01/32	880	684,825

		4,500,242

Guam – 0.7%
Guam Intl Arpt Auth NPFGC Series 03B 5.25%, 10/01/23 (Prerefunded/ETM)	500	505,380
Guam Wtrworks Auth COP Series 05 6.00%, 7/01/25 (Prerefunded/ETM)	500	509,600

		1,014,980

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	71

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Illinois – 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA #1 - Deercrest) Series 03 6.625%, 3/01/33	$997	$782,336
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	453	377,775

		1,160,111

Puerto Rico – 10.6%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/22	800	819,448
5.375%, 7/01/24	1,530	1,607,204
Puerto Rico GO 5.25%, 7/01/23	500	506,050
Series 01A 5.50%, 7/01/19	500	522,410
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	180	182,563
Puerto Rico Hwy & Trnsp Auth AGM 5.00%, 7/01/27 (Prerefunded/ETM)	2,260	2,466,745
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) FGIC Series 03 5.25%, 7/01/14	3,195	3,380,534
FGIC Series 03G 5.25%, 7/01/14	3,335	3,492,145
Puerto Rico Mun Fin Agy (Puerto Rico GO) Series 05A 5.25%, 8/01/23	300	301,080
Puerto Rico Pub Bldgs Auth (Puerto Rico GO) Series N 5.50%, 7/01/22	345	352,186
Univ of Puerto Rico 5.00%, 6/01/22	655	643,262

		14,273,627

Texas – 1.5%
Camino Real Regl Mob Auth TX 5.00%, 2/15/22	845	826,469
San Antonio TX Elec & Gas Series 2006A 5.00%, 2/01/22	1,080	1,165,752

		1,992,221

72	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Washington – 0.7%
Washington St GO AGM 5.00%, 7/01/28	$920	$980,462

Total Municipal Obligations (cost $130,182,116)		130,540,552

SHORT-TERM INVESTMENTS – 2.0%
Time Deposit – 2.0%
State Street Time Deposit 0.01%, 4/01/10 (cost $2,717,000)	2,717	2,717,000

Total Investments – 98.7% (cost $132,899,116)		133,257,552
Other assets less liabilities – 1.3%		1,717,412

Net Assets – 100.0%		$134,974,964

(a)	Floating Rate Security. Stated interest rate was in effect at March 31, 2010.

(b)	Illiquid security.

(c)	Security is in default and is non-income producing.

As of March 31, 2010, the Portfolio held 59.5% of net assets in insured bonds (of this amount 27.9% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

ID – Improvement District

IDA – Industrial Development Authority/Agency

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SD – School District

SFMR – Single Family Mortgage Revenue

SSA – Special Services Area

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	73

Pennsylvania Portfolio—Portfolio of Investments

VIRGINIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.2%
Long-Term Municipal Bonds – 89.4%
Virginia – 70.6%
Albemarle Cnty VA IDA Ed Fac (The Covenant School) Series 01A 7.75%, 7/15/32	$4,260	$4,282,195
Arlington Cnty VA IDA Series 01 5.25%, 7/01/31 (Prerefunded/ETM)	5,900	6,288,987
Arlington Cnty VA IDA MFHR (Arlington View Terrace Apts) Series 01 5.15%, 11/01/31	1,550	1,568,213
Bell Creek CDA VA Series 03A 6.75%, 3/01/22	178	177,267
Broad Street CDA VA Series 03 7.50%, 6/01/33	1,500	1,355,925
Celebrate Virginia North CDA VA Series 03B 6.60%, 3/01/25	1,226	951,119
Chesterfield Cnty VA IDA (Virginia Elec & Pwr Company) Series 02 5.875%, 6/01/17	1,000	1,032,980
Chesterfield Cnty VA IDA PCR (Virginia Elec & Pwr Company) Series 02 5.875%, 6/01/17	2,800	2,892,344
Dinwiddie Cnty VA IDA (Dinwiddie Cnty VA Lease) NPFGC Series 04B 5.00%, 2/15/24	3,200	3,266,144
Dulles Town Ctr CDA VA Series 98 6.25%, 3/01/26	1,910	1,810,470
Fairfax Cnty VA EDA (Goodwin House) 5.00%, 10/01/22	1,000	1,011,820
Fairfax Cnty VA IDA (Fairfax Cnty Va COP) 5.00%, 5/15/25	1,000	1,041,530
Fairfax Cnty VA Wtr Auth Series 02 5.00%, 4/01/32	3,380	3,465,345

74	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Fairfax VA GO Series 2010 5.00%, 7/15/25	$480	$542,107
Gtr Richmond Conv Ctr Auth VA Series 00 6.25%, 6/15/32 (Prerefunded/ETM)	3,000	3,064,380
Hampton VA Conv Ctr Lease AMBAC Series 02 5.00%, 1/15/35	5,150	5,172,093
Hampton VA GO Series 2010 5.00%, 1/15/21	1,750	1,976,397
NPFGC 5.00%, 1/15/20 (Prerefunded/ETM)	6,105	7,023,497
Hamptons Roads Santn Dist VA Wstwtr 5.00%, 4/01/25	6,650	7,300,835
Harrisonburg VA IDA AMBAC 5.00%, 8/15/24	2,100	2,022,783
Harrisonburg VA IDA (Rockingham Mem Hosp) AMBAC 5.00%, 8/15/22-8/15/25	5,750	5,544,060
Harrisonburg VA Redev & Hsg Auth (Greens of Salem Run Apts) AGM Series 97 6.30%, 4/01/29	1,110	1,114,917
Henrico Cnty VA GO 5.00%, 12/01/26	1,000	1,106,380
Henrico Cnty VA Wtr & Swr 5.00%, 5/01/25	1,165	1,294,979
Series 2009 5.00%, 5/01/27	1,200	1,317,288
Isle Wight Cnty VA GO 6.00%, 7/01/27	3,500	4,003,265
James City Cnty VA EDA (James City Cnty VA Lease) AGM 5.00%, 6/15/22	4,385	4,747,596
James City Cnty VA Swr (Anheuser-Busch Companies., Inc.) Series 97 6.00%, 4/01/32	4,200	4,211,466
Montgomery Cnty VA IDA (Montgomery Cnty VA Lease) 5.00%, 2/01/24	2,000	2,101,500

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	75

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Port CDA VA 5.50%, 9/01/26(a)	$1,000	$472,050
Newport News VA IDA MFHR (Mennowood Apts) Series 96A 6.25%, 8/01/36	2,580	2,589,675
Newport News VA IDA MFHR (Walker Village Apts) Series 02A 5.55%, 9/20/34	1,880	1,895,792
5.65%, 3/20/44	1,660	1,676,965
Norfolk VA Arpt Auth (Cargo Acquisition Group) Series 02 6.25%, 1/01/30	975	899,223
Norfolk VA Arpt Auth (Norfolk VA Intl Airport) NPFGC-RE Series 01B 5.30%, 7/01/25	10,000	9,885,900
Norfolk VA GO 5.00%, 4/01/21	7,800	8,539,752
Northwestern Reg Jail Auth VA NPFGC 5.00%, 7/01/25	1,500	1,532,430
Prince William Cnty VA IDA (Woodwind Gables Apt) AMBAC Series 01A 5.30%, 12/01/34	2,760	2,491,645
Reynolds Crossing CDA VA 5.10%, 3/01/21	2,150	1,957,769
Richmond VA GO 5.00%, 1/15/28	1,000	1,077,940
Series 2009A 5.00%, 7/15/27	1,400	1,562,680
Richmond VA GO (Richmond, VA) AGM Series 05A 5.00%, 7/15/22	2,500	2,694,050
Suffolk VA GO NPFGC 5.00%, 2/01/20	3,000	3,318,660
Upper Occoquan Swr Auth VA AGM 5.00%, 7/01/25	2,500	2,681,575
Virginia Beach VA Dev Auth MFHR (Sholom Terrace Apts) Series 02 5.40%, 4/01/44	2,900	2,947,705

76	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Virginia Beach VA Wtr & Swr 5.00%, 10/01/30	$2,000	$2,108,720
Virginia Biotech Rsch Park Auth Series 01 5.00%, 9/01/21 (Prerefunded/ETM)	4,170	4,432,585
Virginia College Bldg Auth 5.00%, 9/01/16 (Prerefunded/ETM)	220	254,857
Virginia College Bldg Auth (Roanoke College) 5.00%, 4/01/23	1,000	1,042,460
Virginia College Bldg Auth (Virginia Lease Pub Hgr Ed) 5.00%, 9/01/16	5,615	6,338,324
Series 05A 5.00%, 9/01/17	5,890	6,582,369
Virginia HDA SFMR (Virginia HDA) Series 01D 5.40%, 6/01/24	3,155	3,166,295
Series 02B 5.50%, 4/01/27	5,000	5,012,300
Virginia Port Auth (Virginia Lease Port Fund) Series 02 5.00%, 7/01/27	1,000	1,002,950
5.125%, 7/01/24	4,000	4,070,480
Virginia Resources Auth (Virginia SRF) 5.00%, 10/01/27	2,500	2,749,600
Series 2009 5.00%, 10/01/25	5,845	6,497,653
Virginia Small Business Fin Auth (Wellmont Hlth Sys Proj) 5.125%, 9/01/22	710	687,493
Watkins Centre CDA VA 5.40%, 3/01/20	600	579,882

		172,437,661

Arizona – 0.4%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	355	272,037
Salt Verde Fin Corp. Gas (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	705	606,786

		878,823

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	77

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California – 1.5%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	$880	$966,469
California Statewide CDA (Enloe Med Ctr) 5.50%, 8/15/23	660	670,553
6.25%, 8/15/28	1,910	2,010,027

		3,647,049

District of Columbia – 3.1%
District of Columbia Tax Incr 5.25%, 12/01/26	3,860	4,285,488
Washington DC Metro Area Trnst Auth 5.25%, 7/01/27	3,000	3,253,230

		7,538,718

Florida – 0.1%
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(a)(b)	415	166,046
Series 02B 6.625%, 5/01/33(a)(b)	180	72,016

		238,062

Georgia – 0.2%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B 5.60%, 1/01/30	500	459,665

Illinois – 0.1%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	453	377,775

New York – 1.7%
New York NY GO Series 06 5.00%, 6/01/22	1,125	1,199,025
Series 2007 5.00%, 1/01/23	2,700	2,862,810

		4,061,835

Puerto Rico – 9.0%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/20	800	826,912

78	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

NPFGC 5.50%, 7/01/17	$5,000	$5,499,850
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	522,410
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	526,600
Puerto Rico HFA MFHR 5.00%, 12/01/20 (Prerefunded/ETM)	3,290	3,689,011
5.00%, 12/01/20	1,580	1,640,735
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	290	294,130
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) FGIC Series 03 5.25%, 7/01/14	1,760	1,862,203
FGIC Series 03G 5.25%, 7/01/14	1,840	1,926,701
Puerto Rico Mun Fin Agy (Puerto Rico GO) Series 05A 5.25%, 8/01/23	340	341,224
Puerto Rico Sales Tax Fin Corp. 5.50%, 8/01/28	3,000	3,146,880
Univ of Puerto Rico 5.00%, 6/01/22	1,740	1,708,819

		21,985,475

Texas – 2.1%
Dallas TX ISD GO Series 2004 5.00%, 2/15/28	3,310	3,468,119
San Antonio TX Elec & Gas Series 2006A 5.00%, 2/01/22	1,665	1,797,201

		5,265,320

Washington – 0.6%
Washington St GO AGM 5.00%, 7/01/28	1,335	1,422,736

Total Long-Term Municipal Bonds (cost $214,526,890)		218,313,119

Short-Term Municipal Notes – 6.8%
Virginia – 0.3%
Norfolk Redevelopment & Housing Authority 0.31%, 8/01/31-8/01/33(c)	700	700,000

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	79

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Alaska – 1.1%
Valdez AK Marine Terminal (BP Amoco) Series 2003B 0.30%, 7/01/37(c)	$2,600	$2,600,000

Colorado – 4.2%
Colorado Edl & Cultural Facs Auth 0.30%, 9/01/33-5/01/38(c)	3,800	3,800,000
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog) 0.30%, 7/01/29(c)	1,200	1,200,000
0.31%, 5/01/38(c)	695	695,000
Series A-5 0.30%, 4/01/34(c)	300	300,000
Series A-9 0.31%, 9/01/36(c)	1,675	1,675,000
Series D 0.30%, 10/01/38(c)	1,800	1,800,000
Colorado Edl & Cultural Facs Auth (YMCA) Series 2008 0.31%, 10/01/38(c)	300	300,000
Colorado Health Facs Auth 0.25%, 1/01/39(c)	500	500,000

		10,270,000

Florida – 0.4%
Lee Memorial Health System 0.31%, 4/01/33(c)	1,090	1,090,000

Iowa – 0.4%
Iowa Finance Authority 0.31%, 2/15/35(c)	895	895,000

Texas – 0.1%
Harris County Cultural Education Facilities Finance Corp 0.30%, 6/01/38(c)	300	300,000

West Virginia – 0.3%
West Virginia Hospital Finance Authority 0.30%, 6/01/41(c)	800	800,000

Total Short-Term Municipal Notes (cost $16,655,000)		16,655,000

Total Municipal Obligations (cost $231,181,890)		234,968,119

80	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.6%
Time Deposit – 2.6%
State Street Time Deposit 0.01%, 4/01/10 (cost $6,242,000)	$6,242	$6,242,000

Total Investments – 98.8% (cost $237,423,890)		241,210,119
Other assets less liabilities – 1.2%		2,877,842

Net Assets – 100.0%		$244,087,961

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$7,000	12/1/17	SIFMA	*	3.792%	$573,070

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Illiquid security.

(b)	Security is in default and is non-income producing.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of March 31, 2010, the Portfolio held 25.5% of net assets in insured bonds (of this amount 11.3% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

EDA – Economic Development Agency

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HDA – Housing Development Authority

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

ISD – Independent School District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	81

Virginia Portfolio—Portfolio of Investments

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

PCR – Pollution Control Revenue Bond

SFMR – Single Family Mortgage Revenue

SRF – State Revolving Fund

SSA – Special Services Area

See notes to financial statements.

82	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010 (unaudited)

	Arizona		Massachusetts
Assets
Investments in securities, at value (cost $198,131,300 and $228,971,376, respectively)	$199,714,618		$235,635,298
Cash	603		121
Interest receivable	2,634,210		2,976,226
Receivable for shares of beneficial interest sold	312,972		1,310,417
Unrealized appreciation on interest rate swap contracts	77,227		1,228,685
Receivable for investment securities sold	15,000		– 0	–

Total assets	202,754,630		241,150,747

Liabilities
Payable for shares of beneficial interest redeemed	250,938		499,252
Dividends payable	214,756		244,614
Unrealized depreciation on interest rate swap contracts	82,454		– 0	–
Distribution fee payable	76,790		97,049
Advisory fee payable	45,052		68,359
Administrative fee payable	25,623		27,987
Transfer Agent fee payable	2,848		2,646
Payable for investment securities purchased	– 0	–	1,816,240
Accrued expenses	56,169		58,650

Total liabilities	754,630		2,814,797

Net Assets	$202,000,000		$238,335,950

Composition of Net Assets
Shares of beneficial interest, at par	$186,301		$218,125
Additional paid-in capital	200,144,044		232,694,567
Distributions in excess of net investment income	(208,053)		(450,693)
Accumulated net realized gain (loss) on investment transactions	299,617		(2,018,656)
Net unrealized appreciation of investments	1,578,091		7,892,607

	$202,000,000		$238,335,950

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$160,221,650	14,772,295	$10.85	*

Class B	$5,716,818	527,887	$10.83

Class C	$36,061,532	3,329,909	$10.83

Massachusetts Portfolio

Class A	$176,454,282	16,141,373	$10.93	*

Class B	$6,150,194	563,753	$10.91

Class C	$55,731,474	5,107,412	$10.91

*	The maximum offering price per share for Class A of Arizona Portfolio and Massachusetts Portfolio were $11.19 and $11.27, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	83

Statement of Assets and Liabilities

	Michigan		Minnesota
Assets
Investments in securities, at value (cost $104,572,677 and $119,543,171, respectively)	$107,631,644		$121,802,460
Cash	3,109		812
Interest receivable	1,729,899		1,439,880
Unrealized appreciation on interest rate swap contracts	697,498		364,940
Receivable for investment securities sold	530,000		– 0	–
Receivable for shares of beneficial interest sold	348,377		228,467

Total assets	110,940,527		123,836,559

Liabilities
Payable for shares of beneficial interest redeemed	335,623		109,802
Dividends payable	112,104		98,030
Distribution fee payable	51,131		42,675
Advisory fee payable	36,561		32,128
Administrative fee payable	22,839		23,713
Transfer Agent fee payable	1,218		1,944
Payable for investment securities purchased	– 0	–	2,151,766
Accrued expenses	60,744		52,604

Total liabilities	620,220		2,512,662

Net Assets	$110,320,307		$121,323,897

Composition of Net Assets
Shares of beneficial interest, at par	$103,383		$120,559
Additional paid-in capital	106,855,125		118,981,999
Distributions in excess of net investment income	(289,675)		(183,760)
Accumulated net realized loss on investment transactions	(104,991)		(219,130)
Net unrealized appreciation of investments	3,756,465		2,624,229

	$110,320,307		$121,323,897

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Michigan Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$72,288,136	6,770,721	$10.68	*

Class B	$4,011,788	376,438	$10.66

Class C	$34,020,383	3,191,158	$10.66

Minnesota Portfolio

Class A	$101,600,987	10,097,395	$10.06	*

Class B	$1,019,446	101,327	$10.06

Class C	$18,703,464	1,857,170	$10.07

*	The maximum offering price per share for Class A of Michigan Portfolio and Minnesota Portfolio were $11.01 and $10.37, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

84	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets and Liabilities

	New Jersey	Ohio
Assets
Investments in securities, at value (cost $170,265,159 and $156,560,972, respectively)	$172,953,247	$159,023,686
Cash	101	576
Interest receivable	2,441,442	2,512,671
Receivable for shares of beneficial interest sold	677,607	757,849
Unrealized appreciation on interest rate swap contracts	327,486	375,367
Receivable for investment securities sold	25,000	25,000

Total assets	176,424,883	162,695,149

Liabilities
Payable for shares of beneficial interest redeemed	597,862	359,817
Dividends payable	192,620	159,681
Distribution fee payable	70,443	69,475
Advisory fee payable	50,204	41,491
Administrative fee payable	22,557	30,111
Transfer Agent fee payable	4,140	4,383
Accrued expenses	52,977	60,770

Total liabilities	990,803	725,728

Net Assets	$175,434,080	$161,969,421

Composition of Net Assets
Shares of beneficial interest, at par	$184,486	$162,268
Additional paid-in capital	184,418,589	162,781,786
Distributions in excess of net investment income	(246,583)	(225,530)
Accumulated net realized loss on investment transactions	(11,937,986)	(3,587,184)
Net unrealized appreciation of investments	3,015,574	2,838,081

	$175,434,080	$161,969,421

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

New Jersey Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$133,013,443	13,989,148	$9.51	*

Class B	$6,001,505	631,136	$9.51

Class C	$36,419,132	3,828,266	$9.51

Ohio Portfolio

Class A	$114,902,225	11,509,512	$9.98	*

Class B	$5,882,402	589,881	$9.97

Class C	$41,184,794	4,127,394	$9.98

*	The maximum offering price per share for Class A of New Jersey Portfolio and Ohio Portfolio were $9.80 and $10.29, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	85

Statement of Assets and Liabilities

	Pennsylvania		Virginia
Assets
Investments in securities, at value (cost $132,899,116 and $237,423,890, respectively)	$133,257,552		$241,210,119
Cash	712		999
Interest receivable	2,020,808		3,015,454
Receivable for shares of beneficial interest sold	322,103		391,155
Receivable for investment securities sold	30,000		15,000
Unrealized appreciation on interest rate swap contracts	– 0	–	573,070

Total assets	135,631,175		245,205,797

Liabilities
Payable for shares of beneficial interest redeemed	339,044		649,228
Dividends payable	135,639		232,233
Distribution fee payable	54,719		97,072
Advisory fee payable	40,972		51,700
Administrative fee payable	22,874		27,381
Transfer Agent fee payable	3,388		3,518
Accrued expenses	59,575		56,704

Total liabilities	656,211		1,117,836

Net Assets	$134,974,964		$244,087,961

Composition of Net Assets
Shares of beneficial interest, at par	$132,315		$228,095
Additional paid-in capital	134,130,870		240,221,291
Distributions in excess of net investment income	(129,554)		(9,919)
Accumulated net realized gain (loss) on investment transactions	482,897		(710,805)
Net unrealized appreciation of investments	358,436		4,359,299

	$134,974,964		$244,087,961

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Pennsylvania Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$101,636,857	9,963,582	$10.20	*

Class B	$5,523,681	541,517	$10.20

Class C	$27,814,426	2,726,426	$10.20

Virginia Portfolio

Class A	$185,714,897	17,344,438	$10.71	*

Class B	$5,546,402	518,893	$10.69

Class C	$52,826,662	4,946,172	$10.68

*	The maximum offering price per share for Class A of Pennsylvania Portfolio and Virginia Portfolio were $10.52 and $11.04, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

86	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets and Liabilities

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2010 (unaudited)

	Arizona	Massachusetts
Investment Income
Interest	$4,981,723	$4,872,695

Expenses
Advisory fee (see Note B)	462,787	505,409
Distribution fee – Class A	245,738	251,361
Distribution fee – Class B	32,405	34,742
Distribution fee – Class C	176,885	250,520
Transfer agency – Class A	24,718	27,612
Transfer agency – Class B	1,523	1,691
Transfer agency – Class C	5,943	9,099
Administrative	48,624	51,485
Custodian	45,590	50,795
Audit	20,734	20,534
Legal	15,612	17,543
Registration fees	10,672	8,408
Printing	8,722	9,776
Trustees’ fees	2,950	3,126
Miscellaneous	5,800	5,256

Total expenses	1,108,703	1,247,357
Less: expenses waived and reimbursed by the Adviser (see Note B)	(160,035)	(126,706)

Net expenses	948,668	1,120,651

Net investment income	4,033,055	3,752,044

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	510,978	8,825
Swap contracts	4,636	240,048
Net change in unrealized appreciation/depreciation of:
Investments	(4,009,065)	(2,788,074)
Swap contracts	32,244	(45,283)

Net loss on investment transactions	(3,461,207)	(2,584,484)

Net Increase in Net Assets from Operations	$571,848	$1,167,560

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	87

Statement of Operations

	Michigan	Minnesota
Investment Income
Interest	$2,676,467	$2,433,080

Expenses
Advisory fee (see Note B)	251,511	261,549
Distribution fee – Class A	108,673	144,893
Distribution fee – Class B	23,675	5,515
Distribution fee – Class C	172,994	92,729
Transfer agency – Class A	22,061	19,844
Transfer agency – Class B	1,877	408
Transfer agency – Class C	11,460	4,354
Administrative	43,097	44,994
Custodian	37,997	37,716
Audit	21,646	20,929
Legal	15,300	15,821
Printing	7,878	5,061
Registration fees	3,122	2,483
Trustees’ fees	3,094	3,094
Miscellaneous	4,544	3,825

Total expenses	728,929	663,215
Less: expenses waived and reimbursed by the Adviser (see Note B)	(26,759)	(71,346)

Net expenses	702,170	591,869

Net investment income	1,974,297	1,841,211

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	478,900	340,386
Swap contracts	118,945	66,195
Net change in unrealized appreciation/depreciation of:
Investments	(1,721,655)	(1,521,339)
Swap contracts	(8,716)	(4,311)

Net loss on investment transactions	(1,132,526)	(1,119,069)

Net Increase in Net Assets from Operations	$841,771	$722,142

See notes to financial statements.

88	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations

	New Jersey		Ohio
Investment Income
Interest	$4,275,601		$3,689,746

Expenses
Advisory fee (see Note B)	389,925		360,253
Distribution fee – Class A	194,968		168,083
Distribution fee – Class B	36,429		36,134
Distribution fee – Class C	180,179		204,152
Transfer agency – Class A	31,457		26,196
Transfer agency – Class B	2,388		2,361
Transfer agency – Class C	9,440		10,462
Administrative	43,309		53,861
Custodian	38,389		48,195
Audit	20,068		20,534
Legal	16,499		17,508
Printing	10,394		9,928
Trustees’ fees	3,122		3,126
Registration fees	2,294		2,770
Miscellaneous	4,998		4,972

Total expenses	983,859		968,535
Less: expenses waived and reimbursed by the Adviser (see Note B)	(78,378)		(119,857)

Net expenses	905,481		848,678

Net investment income	3,370,120		2,841,068

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	– 0	–	2,520
Swap contracts	57,649		68,093
Net change in unrealized appreciation/depreciation of:
Investments	(766,623)		(2,217,833)
Swap contracts	(4,987)		(4,434)

Net loss on investment transactions	(713,961)		(2,151,654)

Net Increase in Net Assets from Operations	$2,656,159		$689,414

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	89

Statement of Operations

	Pennsylvania		Virginia
Investment Income
Interest	$3,291,942		$5,237,317

Expenses
Advisory fee (see Note B)	304,712		533,774
Distribution fee – Class A	151,738		270,679
Distribution fee – Class B	31,753		30,611
Distribution fee – Class C	139,593		253,288
Transfer agency – Class A	28,055		29,325
Transfer agency – Class B	2,305		1,542
Transfer agency – Class C	8,466		9,159
Administrative	45,374		51,631
Custodian	36,617		52,185
Audit	20,825		20,682
Legal	15,872		17,253
Printing	9,025		10,542
Trustees’ fees	3,094		3,122
Registration fees	2,437		1,772
Miscellaneous	4,561		5,733

Total expenses	804,427		1,291,298
Less: expenses waived and reimbursed by the Adviser (see Note B)	(41,204)		(238,531)

Net expenses	763,223		1,052,767

Net investment income	2,528,719		4,184,550

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	1,038,243		234,970
Swap contracts	– 0	–	124,093
Net change in unrealized appreciation/depreciation of:
Investments	(2,145,177)		(3,047,559)
Swap contracts	– 0	–	(33,349)

Net loss on investment transactions	(1,106,934)		(2,721,845)

Net Increase in Net Assets from Operations	$1,421,785		$1,462,705

See notes to financial statements.

90	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Arizona
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,033,055	$8,673,229
Net realized gain on investment transactions	515,614	273,331
Net change in unrealized appreciation/depreciation of investments	(3,976,821)	14,133,888

Net increase in net assets from operations	571,848	23,080,448
Dividends to Shareholders from
Net investment income
Class A	(3,332,482)	(7,142,788)
Class B	(109,273)	(397,568)
Class C	(596,018)	(1,139,443)
Transactions in Shares of Beneficial Interest
Net decrease	(9,615,159)	(10,801,535)

Total increase (decrease)	(13,081,084)	3,599,114
Net Assets
Beginning of period	215,081,084	211,481,970

End of period (including distributions in excess of net investment income of ($208,053) and ($203,335), respectively)	$202,000,000	$215,081,084

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	91

Statement of Changes in Net Assets

	Massachusetts
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,752,044	$6,882,283
Net realized gain on investment transactions	248,873	518,405
Net change in unrealized appreciation/depreciation of investments	(2,833,357)	12,977,349

Net increase in net assets from operations	1,167,560	20,378,037
Dividends to Shareholders from
Net investment income
Class A	(3,128,703)	(5,609,192)
Class B	(105,845)	(344,628)
Class C	(760,445)	(1,328,652)
Transactions in Shares of Beneficial Interest
Net increase	29,685,626	38,119,906

Total increase	26,858,193	51,215,471
Net Assets
Beginning of period	211,477,757	160,262,286

End of period (including distributions in excess of net investment income of ($450,693) and ($207,744), respectively)	$238,335,950	$211,477,757

See notes to financial statements.

92	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Michigan
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,974,297	$4,066,986
Net realized gain on investment transactions	597,845	25,316
Net change in unrealized appreciation/depreciation of investments	(1,730,371)	7,468,302

Net increase in net assets from operations	841,771	11,560,604
Dividends to Shareholders from
Net investment income
Class A	(1,446,668)	(2,835,899)
Class B	(78,063)	(272,201)
Class C	(570,836)	(1,162,343)
Transactions in Shares of Beneficial Interest
Net decrease	(3,554,076)	(4,627,681)

Total increase (decrease)	(4,807,872)	2,662,480
Net Assets
Beginning of period	115,128,179	112,465,699

End of period (including distributions in excess of net investment income of ($289,675) and ($168,405), respectively)	$110,320,307	$115,128,179

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	93

Statement of Changes in Net Assets

	Minnesota
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,841,211	$3,693,794
Net realized gain on investment transactions	406,581	304,519
Net change in unrealized appreciation/depreciation of investments	(1,525,650)	6,675,288

Net increase in net assets from operations	722,142	10,673,601
Dividends to Shareholders from
Net investment income
Class A	(1,641,546)	(3,216,056)
Class B	(14,990)	(66,725)
Class C	(250,870)	(523,153)
Transactions in Shares of Beneficial Interest
Net increase	8,699,392	11,881,055

Total increase	7,514,128	18,748,722
Net Assets
Beginning of period	113,809,769	95,061,047

End of period (including distributions in excess of net investment income of ($183,760) and ($117,565), respectively)	$121,323,897	$113,809,769

See notes to financial statements.

94	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	New Jersey
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,370,120	$6,806,748
Net realized gain (loss) on investment transactions	57,649	(1,139,325)
Net change in unrealized appreciation/depreciation of investments	(771,610)	8,795,621

Net increase in net assets from operations	2,656,159	14,463,044
Dividends to Shareholders from
Net investment income
Class A	(2,686,269)	(5,287,643)
Class B	(124,698)	(390,576)
Class C	(617,590)	(1,226,373)
Transactions in Shares of Beneficial Interest
Net increase	1,973,516	3,882,074

Total increase	1,201,118	11,440,526
Net Assets
Beginning of period	174,232,962	162,792,436

End of period (including distributions in excess of net investment income of ($246,583) and ($188,146), respectively)	$175,434,080	$174,232,962

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	95

Statement of Changes in Net Assets

	Ohio
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,841,068	$6,032,613
Net realized gain on investment transactions	70,613	305,417
Net change in unrealized appreciation/depreciation of investments	(2,222,267)	10,542,492

Net increase in net assets from operations	689,414	16,880,522
Dividends to Shareholders from
Net investment income
Class A	(2,153,082)	(4,374,925)
Class B	(113,628)	(426,150)
Class C	(642,453)	(1,346,881)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	2,786,041	(4,448,101)

Total increase	566,292	6,284,465
Net Assets
Beginning of period	161,403,129	155,118,664

End of period (including distributions in excess of net investment income of ($225,530) and ($157,435), respectively)	$161,969,421	$161,403,129

See notes to financial statements.

96	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Pennsylvania
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,528,719	$5,374,692
Net realized gain on investment transactions	1,038,243	166,274
Net change in unrealized appreciation/depreciation of investments	(2,145,177)	6,849,529

Net increase in net assets from operations	1,421,785	12,390,495
Dividends to Shareholders from
Net investment income
Class A	(1,978,774)	(4,094,307)
Class B	(101,883)	(312,210)
Class C	(448,062)	(968,175)
Transactions in Shares of Beneficial Interest
Net decrease	(2,659,623)	(2,809,400)

Total increase (decrease)	(3,766,557)	4,206,403
Net Assets
Beginning of period	138,741,521	134,535,118

End of period (including distributions in excess of net investment income of ($129,554) and ($129,554), respectively)	$134,974,964	$138,741,521

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	97

Statement of Changes in Net Assets

	Virginia
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,184,550	$7,925,083
Net realized gain on investment transactions	359,063	294,408
Net change in unrealized appreciation/depreciation of investments	(3,080,908)	16,475,737

Net increase in net assets from operations	1,462,705	24,695,228
Dividends to Shareholders from
Net investment income
Class A	(3,427,429)	(6,428,498)
Class B	(95,265)	(299,000)
Class C	(786,815)	(1,401,313)
Transactions in Shares of Beneficial Interest
Net increase	12,807,941	28,245,717

Total increase	9,961,137	44,812,134
Net Assets
Beginning of period	234,126,824	189,314,690

End of period (including undistributed/(distributions in excess of) net investment income of ($9,919) and $115,040, respectively)	$244,087,961	$234,126,824

See notes to financial statements.

98	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

March 31, 2010 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund operates as a series company currently comprised of eight portfolios: Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the “Portfolios”). The Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio and Pennsylvania Portfolio are each diversified portfolios. The Virginia Portfolio is non-diversified. On June 26, 2009, AllianceBernstein Municipal Income Fund, Inc.—National Portfolio acquired all of the assets and assumed all of the liabilities of Florida Portfolio, a former portfolio of the Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. Effective October 1, 2009, the Portfolios Class A shares are sold with a reduced front-end sales charge of up to 3% for purchases of up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $1,000,000 or more ($500,000 or more effective October 1, 2009), Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolios’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	99

Notes to Financial Statements

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the

100	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2010:

Arizona Portfolio
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$195,880,618	$—	$195,880,618
Short-Term Municipal Notes	—	3,100,000	—	3,100,000
Short-Term Investments	—	734,000	—	734,000

Total Investments in Securities	—	199,714,618	—	199,714,618
Other Financial Instruments*:
Assets	—	77,227	—	77,227
Liabilities	—	(82,454)	—	(82,454)

Total	$—	$199,709,391	$—	$199,709,391

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	101

Notes to Financial Statements

Massachusetts Portfolio
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$233,808,298	$—	$233,808,298
Short-Term Municipal Notes	—	1,100,000	—	1,100,000
Short-Term Investments	—	727,000	—	727,000

Total Investments in Securities	—	235,635,298	—	235,635,298
Other Financial Instruments*:
Assets	—	1,228,685	—	1,228,685
Liabilities	—	—	—	—

Total	$—	$236,863,983	$—	$236,863,983

Michigan Portfolio
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$106,631,644	$—	$106,631,644
Short-Term Investments	—	1,000,000	—	1,000,000

Total Investments in Securities	—	107,631,644	—	107,631,644
Other Financial Instruments*:
Assets	—	697,498	—	697,498
Liabilities	—	—	—	—

Total	$—	$108,329,142	$—	$108,329,142

Minnesota Portfolio
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$101,384,460	$—	$101,384,460
Short-Term Municipal Notes	—	15,542,000	—	15,542,000
Short-Term Investments	—	4,876,000	—	4,876,000

Total Investments in Securities	—	121,802,460	—	121,802,460
Other Financial Instruments*:
Assets	—	364,940	—	364,940
Liabilities	—	—	—	—

Total	$—	$122,167,400	$—	$122,167,400

New Jersey Portfolio
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$169,346,247	$—	$169,346,247
Short-Term Municipal Notes	—	2,455,000	—	2,455,000
Short-Term Investments	—	1,152,000	—	1,152,000

Total Investments in Securities	—	172,953,247	—	172,953,247
Other Financial Instruments*:
Assets	—	327,486	—	327,486
Liabilities	—	—	—	—

Total	$—	$173,280,733	$—	$173,280,733

102	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Ohio Portfolio
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$150,904,686	$—	$150,904,686
Short-Term Municipal Notes	—	7,100,000	—	7,100,000
Short-Term Investments	—	1,019,000	—	1,019,000

Total Investments in Securities	—	159,023,686	—	159,023,686
Other Financial Instruments*:
Assets	—	375,367	—	375,367
Liabilities	—	—	—	—

Total	$—	$159,399,053	$—	$159,399,053

Pennsylvania Portfolio
Investments in Securities	Level 1	Level 2	Level 3	Total
Long-Term Municipal Bonds	$—	$130,540,552	$—	$130,540,552
Short-Term Investments	—	2,717,000	—	2,717,000

Total Investments in Securities	—	133,257,552	—	133,257,552
Other Financial Instruments*	—	—	—	—

Total	$—	$133,257,552	$—	$133,257,552

Virginia Portfolio
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$218,313,119	$—	$218,313,119
Short-Term Municipal Notes	—	16,655,000	—	16,655,000
Short-Term Investments	—	6,242,000	—	6,242,000

Total Investments in Securities	—	241,210,119	—	241,210,119
Other Financial Instruments*:
Assets	—	573,070	—	573,070
Liabilities	—	—	—	—

Total	$—	$241,783,189	$—	$241,783,189

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

3. Taxes

It is each Portfolios’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	103

Notes to Financial Statements

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged to each Portfolio in proportion to net assets. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

104	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis as follows:

Portfolio	Class A	Class B	Class C
Arizona	.78%	1.48%	1.48%
Massachusetts	.82%	1.52%	1.52%
Michigan	1.01%	1.71%	1.71%
Minnesota	.90%	1.60%	1.60%
New Jersey	.87%	1.57%	1.57%
Ohio	.85%	1.55%	1.55%
Pennsylvania	.95%	1.65%	1.65%
Virginia	.72%	1.42%	1.42%

For the six months ended March 31, 2010, such reimbursement waivers amounted to $160,035, $126,706, $26,759, $71,346, $78,378, $119,857, $41,204 and $238,531 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended March 31, 2010, such fees amounted to $48,624, $51,485, $43,097, $44,994, $43,309, $53,861, $45,374 and $51,631 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania, and Virginia Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended March 31, 2010, such compensation retained by ABIS amounted to: $15,224, $22,074, $0, $12,878, $21,421, $18,183, $19,137 and $18,612 for Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolios, respectively.

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Notes to Financial Statements

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended March 31, 2010 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A		Class B	Class C
Arizona	$144		$200		$1,486	$2,477
Massachusetts	– 0	–	– 0	–	2,810	4,143
Michigan	369		– 0	–	1,560	1,292
Minnesota	47		– 0	–	30	1,201
New Jersey	314		– 0	–	1,409	4,342
Ohio	153		7,065		1,506	1,878
Pennsylvania	61		– 0	–	1,116	1,005
Virginia	595		– 0	–	1,256	5,173

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B	Class C
Arizona	$3,455,068	$1,797,424
Massachusetts	3,416,665	3,396,524
Michigan	3,193,384	4,131,078
Minnesota	2,649,679	2,533,216
New Jersey	5,296,447	3,380,653
Ohio	4,343,571	3,608,811
Pennsylvania	3,587,737	3,230,432
Virginia	3,615,698	2,727,494

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current

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fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 2010, were as follows:

Portfolio	Purchases	Sales
Arizona	$1,807,176	$12,930,104
Massachusetts	46,636,068	4,281,200
Michigan	3,889,195	8,536,448
Minnesota	19,233,941	12,485,325
New Jersey	10,751,750	43,000
Ohio	625,812	560,090
Pennsylvania	5,444,104	11,015,720
Virginia	7,992,802	5,621,000

There were no purchases or sales of U.S. government and government agency obligations for the six months ended March 31, 2010.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap transactions) are as follows:

	Gross Unrealized		Net Unrealized Appreciation
Portfolio	Appreciation	(Depreciation)
Arizona	$4,966,203	$(3,382,885)	$1,583,318
Massachusetts	9,188,608	(2,524,686)	6,663,922
Michigan	4,249,294	(1,190,327)	3,058,967
Minnesota	2,635,538	(376,249)	2,259,289
New Jersey	5,579,247	(2,891,159)	2,688,088
Ohio	4,755,033	(2,292,319)	2,462,714
Pennsylvania	3,290,261	(2,931,825)	358,436
Virginia	6,871,892	(3,085,663)	3,786,229

1. Derivative Financial Instruments

Each Portfolio may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments, or to obtain exposure to otherwise inaccessible markets.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures Contracts

Each Portfolio may buy or sell futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market

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Notes to Financial Statements

or for investment purposes. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time a Portfolio enters into a futures contract, a Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements). When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures contracts subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contact can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

•	Swap Agreements

Each Portfolio may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies and for other purposes discussed below. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swap agreements to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap agreement.

Interest Rate Swaps:

The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at

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prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

Each Portfolio may enter into interest rate swap transactions to reserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swap contracts. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of swap contracts on the statement of operations.

Documentation governing the Portfolios’ swap transactions may contain provisions for early termination of a swap in the event the net assets of the Portfolio declines below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Portfolios’ counterparty has the right to terminate the swap and require the Portfolio to pay or receive a settlement amount in connection with the terminated swap transaction. As of March 31, 2010, the Arizona Portfolio

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Notes to Financial Statements

had interest rate swap contracts in liability positions with net asset contingent features. The fair value of such contracts amounted to $82,454 at March 31, 2010.

At March 31, 2010, the Portfolios had entered into the following derivatives:

Arizona Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$77,227	Unrealized depreciation on interest rate swap contracts	$82,454

Total		$77,227		$82,454

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2010:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$4,636	$32,244

Total		$4,636	$32,244

For the six months ended March 31, 2010, the average monthly notional amount of interest rate swaps was $2,440,000.

Massachusetts Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$1,228,685

Total		$1,228,685

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The effect of derivative instruments on the statement of operations for the six months ended March 31, 2010:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$240,048	$(45,283)

Total		$240,048	$(45,283)

For the six months ended March 31, 2010, the average monthly notional amount of interest rate swaps was $13,100,000.

Michigan Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$697,498

Total		$697,498

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2010:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$118,945	$(8,716)

Total		$118,945	$(8,716)

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Notes to Financial Statements

For the six months ended March 31, 2010, the average monthly notional amount of interest rate swaps was $6,200,000.

Minnesota Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$364,940

Total		$364,940

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2010:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$66,195	$(4,311)

Total		$66,195	$(4,311)

For the six months ended March 31, 2010, the average monthly notional amount of interest rate swaps was $3,500,000.

New Jersey Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$327,486

Total		$327,486

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The effect of derivative instruments on the statement of operations for the six months ended March 31, 2010:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$57,649	$(4,987)

Total		$57,649	$(4,987)

For the six months ended March 31, 2010, the average monthly notional amount of interest rate swaps was $3,000,000.

Ohio Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$375,367

Total		$375,367

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2010:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$68,093	$(4,434)

Total		$68,093	$(4,434)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	113

Notes to Financial Statements

For the six months ended March 31, 2010, the average monthly notional amount of interest rate swaps was $3,600,000.

Virginia Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$573,070

Total		$573,070

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2010:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$124,093	$(33,349)

Total		$124,093	$(33,349)

For the six months ended March 31, 2010, the average monthly notional amount of interest rate swaps was $7,000,000.

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NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	Shares		Amount
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009

Arizona Portfolio
Class A
Shares sold	795,015	1,904,239	$8,650,153	$19,647,894

Shares issued in reinvestment of dividends	208,305	385,323	2,263,307	3,983,289

Shares converted from Class B	104,553	638,792	1,133,773	6,621,608

Shares redeemed	(2,001,176)	(3,513,504)	(21,746,448)	(36,073,940)

Net decrease	(893,303)	(585,150)	$(9,699,215)	$(5,821,149)

Class B
Shares sold	1,292	22,041	$14,030	$223,475

Shares issued in reinvestment of dividends	8,572	25,765	92,982	264,783

Shares converted to Class A	(104,742)	(639,693)	(1,133,773)	(6,621,608)

Shares redeemed	(50,344)	(146,336)	(546,776)	(1,496,780)

Net decrease	(145,222)	(738,223)	$(1,573,537)	$(7,630,130)

Class C
Shares sold	359,843	702,129	$3,911,865	$7,271,993

Shares issued in reinvestment of dividends	38,159	63,910	413,990	660,487

Shares redeemed	(245,581)	(512,364)	(2,668,262)	(5,282,736)

Net increase	152,421	253,675	$1,657,593	$2,649,744

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	115

Notes to Financial Statements

	Shares		Amount
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009

Massachusetts Portfolio
Class A
Shares sold	2,712,195	6,160,796	$29,671,105	$64,261,757

Shares issued in reinvestment of dividends	167,805	282,292	1,836,219	2,963,953

Shares converted from Class B	120,914	515,680	1,323,085	5,380,523

Shares redeemed	(1,154,884)	(3,275,985)	(12,638,834)	(34,058,146)

Net increase	1,846,030	3,682,783	$20,191,575	$38,548,087

Class B
Shares sold	28,338	105,516	$310,928	$1,098,578

Shares issued in reinvestment of dividends	7,497	23,477	81,844	244,708

Shares converted to Class A	(121,195)	(516,671)	(1,323,085)	(5,380,523)

Shares redeemed	(38,391)	(228,127)	(419,198)	(2,356,273)

Net decrease	(123,751)	(615,805)	$(1,349,511)	$(6,393,510)

Class C
Shares sold	1,153,196	1,079,590	$12,608,040	$11,398,808

Shares issued in reinvestment of dividends	52,201	89,156	570,206	934,248

Shares redeemed	(213,449)	(614,873)	(2,334,684)	(6,367,727)

Net increase	991,948	553,873	$10,843,562	$5,965,329

	Shares		Amount
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009

Michigan Portfolio
Class A
Shares sold	536,352	1,163,192	$5,739,453	$11,857,071

Shares issued in reinvestment of dividends and distributions	107,713	188,864	1,151,582	1,933,317

Shares converted from Class B	86,757	413,512	925,979	4,265,322

Shares redeemed	(797,017)	(1,636,356)	(8,522,834)	(16,684,889)

Net increase (decrease)	(66,195)	129,212	$(705,820)	$1,370,821

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	Shares		Amount
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009

Michigan Portfolio
Class B
Shares sold	6,342	45,073	$67,869	$452,404

Shares issued in reinvestment of dividends and distributions	5,391	20,836	57,521	211,610

Shares converted to Class A	(86,908)	(414,166)	(925,979)	(4,265,322)

Shares redeemed	(51,745)	(176,751)	(552,382)	(1,776,429)

Net decrease	(126,920)	(525,008)	$(1,352,971)	$(5,377,737)

Class C
Shares sold	276,147	585,158	$2,949,888	$6,005,663

Shares issued in reinvestment of dividends and distributions	39,755	82,182	424,418	838,051

Shares redeemed	(455,994)	(733,854)	(4,869,591)	(7,464,479)

Net decrease	(140,092)	(66,514)	$(1,495,285)	$(620,765)

	Shares		Amount
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009

Minnesota Portfolio
Class A
Shares sold	1,408,075	2,821,773	$14,177,526	$27,267,095

Shares issued in reinvestment of dividends	96,048	188,249	966,986	1,829,349

Shares converted from Class B	8,215	170,160	82,757	1,660,364

Shares redeemed	(651,723)	(2,150,881)	(6,564,555)	(20,499,475)

Net increase	860,615	1,029,301	$8,662,714	$10,257,333

Class B
Shares sold	1,734	6,503	$17,500	$61,894

Shares issued in reinvestment of dividends	1,030	4,565	10,362	43,891

Shares converted to Class A	(8,215)	(170,265)	(82,757)	(1,660,364)

Shares redeemed	(7,816)	(21,177)	(78,855)	(207,658)

Net decrease	(13,267)	(180,374)	$(133,750)	$(1,762,237)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	117

Notes to Financial Statements

	Shares		Amount
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009

Minnesota Portfolio
Class C
Shares sold	203,882	551,203	$2,057,701	$5,314,037

Shares issued in reinvestment of dividends	17,964	37,484	181,013	363,971

Shares redeemed	(205,097)	(239,154)	(2,068,286)	(2,292,049)

Net increase	16,749	349,533	$170,428	$3,385,959

	Shares		Amount
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009

New Jersey Portfolio
Class A
Shares sold	1,011,326	4,606,151	$9,604,928	$40,878,429

Shares issued in reinvestment of dividends	164,893	273,743	1,566,226	2,460,656

Shares converted from Class B	181,977	438,458	1,727,807	3,932,321

Shares redeemed	(1,035,451)	(4,419,341)	(9,823,537)	(39,134,205)

Net increase	322,745	899,011	$3,075,424	$8,137,201

Class B
Shares sold	8,359	56,116	$79,356	$498,626

Shares issued in reinvestment of dividends	10,202	30,833	96,869	275,970

Shares converted to Class A	(181,941)	(438,410)	(1,727,807)	(3,932,321)

Shares redeemed	(61,285)	(314,632)	(581,349)	(2,791,688)

Net decrease	(224,665)	(666,093)	$(2,132,931)	$(5,949,413)

Class C
Shares sold	328,180	602,215	$3,116,206	$5,447,628

Shares issued in reinvestment of dividends	42,625	97,417	404,961	875,948

Shares redeemed	(262,420)	(519,292)	(2,490,144)	(4,629,290)

Net increase	108,385	180,340	$1,031,023	$1,694,286

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	Shares		Amount
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009

Ohio Portfolio
Class A
Shares sold	918,414	1,598,239	$9,190,598	$15,252,592

Shares issued in reinvestment of dividends	158,448	288,787	1,582,396	2,759,374

Shares converted from Class B	173,414	687,909	1,730,579	6,590,818

Shares redeemed	(816,504)	(2,253,377)	(8,157,260)	(21,335,033)

Net increase	433,772	321,558	$4,346,313	$3,267,751

Class B
Shares sold	15,449	44,050	$154,810	$421,611

Shares issued in reinvestment of dividends	8,863	34,342	88,387	326,157

Shares converted to Class A	(173,588)	(688,580)	(1,730,579)	(6,590,818)

Shares redeemed	(81,266)	(286,750)	(810,243)	(2,712,494)

Net decrease	(230,542)	(896,938)	$(2,297,625)	$(8,555,544)

Class C
Shares sold	239,375	601,674	$2,392,729	$5,762,545

Shares issued in reinvestment of dividends	44,095	101,821	440,249	972,905

Shares redeemed	(209,807)	(619,902)	(2,095,625)	(5,895,758)

Net increase	73,663	83,593	$737,353	$839,692

	Shares		Amount
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009

Pennsylvania Portfolio
Class A
Shares sold	514,990	1,675,270	$5,250,060	$15,878,324

Shares issued in reinvestment of dividends	138,472	253,476	1,411,778	2,441,886

Shares converted from Class B	120,208	385,130	1,223,484	3,703,807

Shares redeemed	(829,013)	(1,840,145)	(8,452,554)	(17,472,252)

Net increase (decrease)	(55,343)	473,731	$(567,232)	$4,551,765

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	119

Notes to Financial Statements

	Shares		Amount
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009

Pennsylvania Portfolio
Class B
Shares sold	18,026	42,886	$184,502	$410,692

Shares issued in reinvestment of dividends	7,487	21,666	76,311	207,998

Shares converted to Class A	(120,208)	(385,044)	(1,223,484)	(3,703,807)

Shares redeemed	(57,683)	(138,464)	(587,726)	(1,318,949)

Net decrease	(152,378)	(458,956)	$(1,550,397)	$(4,404,066)

Class C
Shares sold	98,700	397,286	$1,006,814	$3,809,041

Shares issued in reinvestment of dividends	27,508	69,508	280,470	669,419

Shares redeemed	(179,240)	(782,816)	(1,829,278)	(7,435,559)

Net decrease	(53,032)	(316,022)	$(541,994)	$(2,957,099)

	Shares		Amount
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009

Virginia Portfolio
Class A
Shares sold	1,848,422	4,325,141	$19,811,836	$44,241,129

Shares issued in reinvestment of dividends	224,519	364,127	2,406,572	3,706,910

Shares converted from Class B	67,768	431,836	725,215	4,347,034

Shares redeemed	(1,257,233)	(2,771,937)	(13,474,437)	(27,841,253)

Net increase	883,476	2,349,167	$9,469,186	$24,453,820

Class B
Shares sold	6,031	77,052	$64,561	$782,932

Shares issued in reinvestment of dividends	7,077	19,875	75,715	200,024

Shares converted to Class A	(67,895)	(432,623)	(725,215)	(4,347,034)

Shares redeemed	(34,283)	(215,610)	(366,660)	(2,132,588)

Net decrease	(89,070)	(551,306)	$(951,599)	$(5,496,666)

120	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	Shares		Amount
	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009

Virginia Portfolio
Class C
Shares sold	604,015	1,409,045	$6,460,124	$14,476,013

Shares issued in reinvestment of dividends	50,937	94,871	544,551	962,202

Shares redeemed	(253,797)	(617,161)	(2,714,321)	(6,149,652)

Net increase	401,155	886,755	$4,290,354	$9,288,563

NOTE F

Risks Involved in Investing in the Fund

Concentration of Credit Risk — Certain Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state’s municipal securities and their various political subdivisions, and the performance of each of these Portfolios may be closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

Bond Insurer Risk — The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research.

The ratings of most insurance companies have been downgraded and it is possible that an insurance company may become insolvent. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

The Adviser believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Fund. The generally investment grade underlying credit quality of the insured municipal securities reduces the risk of a significant reduction in the value of the insured municipal security.

Derivatives Risk — The Portfolios may invest in derivatives such as forwards, options, futures and swaps. These investments may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	121

Notes to Financial Statements

Indemnification Risk — In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. As such, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2010.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2010 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2009 and September 30, 2008 were as follows:

Arizona Portfolio	2009	2008
Distributions paid from:
Ordinary income	$44,051	$25,051
Tax-exempt income	8,635,748	8,156,800

Total distributions paid	$8,679,799	$8,181,851

As of September 30, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$27,298
Accumulated capital and other losses	(201,820	)(a)
Unrealized appreciation/(depreciation)	5,539,861	(b)

Total accumulated earnings/(deficit)	$5,365,339	(c)

(a)

On September 30, 2009 the Portfolio had a net capital loss carryforward for federal income tax purposes of $201,820 of which $113,937 expires in the year 2010 and $87,883 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2009, the Portfolio utilized capital loss carryforwards of $269,313.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

122	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Massachusetts Portfolio	2009	2008
Distributions paid from:
Ordinary income	$331,649	$144,434
Tax-exempt income	6,950,823	5,361,875

Total distributions paid	$7,282,472	$5,506,309

As of September 30, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$74,408
Accumulated capital and other losses	(2,193,277	)(a)
Unrealized appreciation/(depreciation)	10,580,332	(b)

Total accumulated earnings/(deficit)	$8,461,463	(c)

(a)

On September 30, 2009, the Portfolio had a net capital loss carryforward for federal income tax purposes of $2,193,277 of which $2,193,277 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2009, the Portfolio utilized capital loss carryforwards of $169,516. The Portfolio had a capital loss carryforward expire in the amount of $1,415,535 in the current fiscal year.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Michigan Portfolio	2009		2008
Distributions paid from:
Ordinary income	$158,857		$218,750
Tax-exempt income	4,111,586		4,125,020
Long-term capital gains	– 0	–	120,415

Total distributions paid	$4,270,443		$4,464,185

As of September 30, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$6,544
Accumulated capital and other losses	(702,836	)(a)
Unrealized appreciation/(depreciation)	5,428,031	(b)

Total accumulated earnings/(deficit)	$4,731,739	(c)

(a)

On September 30, 2009, the Portfolio had a net capital loss carryforward for federal income tax purposes of $342,330, of which $1,899 expires in the year 2016, and $340,431 expires in the year 2017. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital loss incurred after October 31, and within the taxable year are believed to arise on the first business day of the Portfolio’s next taxable year. For the year ended September 30, 2009, the Portfolio defers to October 1, 2009 post-October capital losses of $360,506.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the difference between the book and tax treatment of swap income.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	123

Notes to Financial Statements

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Minnesota Portfolio	2009	2008
Distributions paid from:
Ordinary income	$103,144	$60,780
Tax-exempt income	3,702,790	3,689,423

Total distributions paid	$3,805,934	$3,750,203

As of September 30, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$4,443
Accumulated capital and other losses	(599,233	)(a)
Unrealized appreciation/(depreciation)	4,101,526	(b)

Total accumulated earnings/(deficit)	$3,506,736	(c)

(a)

On September 30, 2009, the Portfolio had a net capital loss carryforward for federal income tax purposes of $599,233 of which $179,489 expires in the year 2011, $142,635 expires in the year 2012, and $277,109 expires in the year 2013. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2009, the Portfolio utilized capital loss carryforwards of $206,884.

(b)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

New Jersey Portfolio	2009	2008
Distributions paid from:
Ordinary income	$93,669	$50,468
Tax-exempt income	6,810,923	6,383,489

Total distributions paid	$6,904,592	$6,433,957

As of September 30, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$16,455
Accumulated capital and other losses	(11,893,933)	(a)
Unrealized appreciation/(depreciation)	3,663,411	(b)

Total accumulated earnings/(deficit)	$(8,214,067	)(c)

(a)

On September 30, 2009, the Portfolio had a net capital loss carryforward for federal income tax purposes of $10,670,762 of which $4,688,584 expires in the year 2010, $5,617,272 expires in the year 2011 and $364,906 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. The Portfolio had a capital loss carryforward expire in the amount of $1,077,263 in the current fiscal year. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. For the fiscal year ended September 30, 2009, the Portfolio deferred to October 1, 2009, $1,223,171 of post-October capital losses.

124	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Ohio Portfolio	2009	2008
Distributions paid from:
Ordinary income	$109,110	$64,396
Tax-exempt income	6,038,846	6,007,728

Total distributions paid	$6,147,956	$6,072,124

As of September 30, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$25,558
Accumulated capital and other losses	(3,657,797	)(a)
Unrealized appreciation/(depreciation)	5,037,848	(b)

Total accumulated earnings/(deficit)	$1,405,609	(c)

(a)

On September 30, 2009, the Portfolio had a net capital loss carryforward for federal income tax purposes of $3,657,797 of which $3,620,192 expires in the year 2011 and $37,605 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2009, the Portfolio utilized capital loss carryforwards of $204,992. The Portfolio had a capital loss carryforward expire in the amount of $1,434,029 in the current fiscal year.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the difference between book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Pennsylvania Portfolio	2009	2008
Distributions paid from:
Ordinary income	$59,729	$39,333
Tax-exempt income	5,314,963	5,353,271

Total distributions paid	$5,374,692	$5,392,604

As of September 30, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$14,095
Accumulated capital and other losses	(554,258	)(a)
Unrealized appreciation/(depreciation)	2,502,525	(b)

Total accumulated earnings/(deficit)	$1,962,362	(c)

(a)

On September 30, 2009, the Portfolio had a net capital loss carryforward for federal income tax purposes of $554,258 of which $108,517 expires in the year 2010 and $445,741 expires in the year 2011. To the extent future capital gains are offset by capital loss

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	125

Notes to Financial Statements

carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2009, the Portfolio utilized capital loss carryforwards of $166,274.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

Virginia Portfolio	2009	2008
Distributions paid from:
Ordinary income	$177,675	$104,496
Tax-exempt income	7,951,136	7,210,855

Total distributions paid	$8,128,811	$7,315,351

As of September 30, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$368,269
Accumulated capital and other losses	(825,324	)(a)
Unrealized appreciation/(depreciation)	7,175,531	(b)

Total accumulated earnings/(deficit)	$6,718,476	(c)

(a)

On September 30, 2009, the Portfolio had a net capital loss carryforward for federal income tax purposes of $825,324 of which $793,446 expires in the year 2010 and $31,878 expires in the year 2014. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2009, the Portfolio utilized capital loss carryforwards of $110,598. The Portfolio had a capital loss carryforward expire of $493,886 in the current fiscal year.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

NOTE I

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and

126	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	127

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Arizona Portfolio
	Class A
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 11.02		$ 10.28	$ 10.93	$ 11.07	$ 11.06		$ 10.95

Income From Investment Operations
Net investment income(a)(b)	.22		.45	.44	.44	.45		.47
Net realized and unrealized gain (loss) on investment transactions	(.17)		.74	(.65)	(.14)	.01		.11

Net increase (decrease) in net asset value from operations	.05		1.19	(.21)	.30	.46		.58

Less: Dividends
Dividends from net investment income	(.22)		(.45)	(.44)	(.44)	(.45)		(.47)

Net asset value, end of period	$ 10.85		$ 11.02	$ 10.28	$ 10.93	$ 11.07		$ 11.06

Total Return
Total investment return based on net asset value(c)	.47%		11.97%	(2.08)%	2.78%	4.28%		5.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$160,222		$172,697	$166,997	$141,882	$138,880		$111,704
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.78	%(d)	.78%	.78%	.78%	.78	%(e)	.78%
Expenses, before waivers/reimbursements	.93	%(d)	.93%	.93%	.96%	.95	%(e)	.97%
Net investment income(a)	4.06	%(d)	4.38%	4.02%	4.03%	4.11	%(e)	4.22%
Portfolio turnover rate	1%		7%	25%	8%	20%		25%

See footnote summary on page 152.

128	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Arizona Portfolio
	Class B
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 11.01		$ 10.26	$ 10.91	$ 11.05	$ 11.04		$ 10.94

Income From Investment Operations
Net investment income(a)(b)	.18		.38	.36	.37	.38		.39
Net realized and unrealized gain (loss) on investment transactions	(.18)		.75	(.65)	(.15)	– 0	–	.10

Net increase (decrease) in net asset value from operations	– 0	–	1.13	(.29)	.22	.38		.49

Less: Dividends
Dividends from net investment income	(.18)		(.38)	(.36)	(.36)	(.37)		(.39)

Net asset value, end of period	$ 10.83		$ 11.01	$ 10.26	$ 10.91	$ 11.05		$ 11.04

Total Return
Total investment return based on net asset value(c)	.04%		11.32%	(2.76)%	2.07%	3.56%		4.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,717		$7,409	$14,485	$36,136	$52,070		$63,255
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.48	%(d)	1.48%	1.48%	1.48%	1.48	%(e)	1.48%
Expenses, before waivers/reimbursements	1.65	%(d)	1.65%	1.66%	1.67%	1.66	%(e)	1.68%
Net investment income(a)	3.37	%(d)	3.70%	3.32%	3.33%	3.42	%(e)	3.54%
Portfolio turnover rate	1%		7%	25%	8%	20%		25%

See footnote summary on page 152.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	129

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Arizona Portfolio
	Class C
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 11.01		$ 10.26	$ 10.91	$ 11.05	$ 11.04		$ 10.94

Income From Investment Operations
Net investment income(a)(b)	.18		.38	.36	.37	.37		.39
Net realized and unrealized gain (loss) on investment transactions	(.18)		.75	(.65)	(.14)	.01		.10

Net increase (decrease) in net asset value from operations	– 0	–	1.13	(.29)	.23	.38		.49

Less: Dividends
Dividends from net investment income	(.18)		(.38)	(.36)	(.37)	(.37)		(.39)

Net asset value, end of period	$ 10.83		$ 11.01	$ 10.26	$ 10.91	$ 11.05		$ 11.04

Total Return
Total investment return based on net asset value(c)	.03%		11.32%	(2.76)%	2.07%	3.56%		4.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,061		$34,975	$30,000	$26,474	$25,445		$24,926
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.48	%(d)	1.48%	1.48%	1.48%	1.48	%(e)	1.48%
Expenses, before waivers/reimbursements	1.64	%(d)	1.64%	1.64%	1.66%	1.65	%(e)	1.67%
Net investment income(a)	3.36	%(d)	3.68%	3.33%	3.34%	3.42	%(e)	3.53%
Portfolio turnover rate	1%		7%	25%	8%	20%		25%

See footnote summary on page 152.

130	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class A
Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,
2009	2008	2007	2006	2005

Net asset value, beginning of period	$ 11.08	$ 10.36	$ 10.81	$ 10.94	$ 10.96	$ 10.92

Income From Investment Operations
Net investment income(a)(b)	.19	.42	.42	.44	.45	.47
Net realized and unrealized gain (loss) on investment transactions	(.14)	.74	(.43)	(.13)	(.02)	.05
Contributions from Adviser	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.05	1.16	(.01)	.31	.43	.52

Less: Dividends
Dividends from net investment income	(.20)	(.44)	(.44)	(.44)	(.45)	(.48)

Net asset value, end of period	$ 10.93	$ 11.08	$ 10.36	$ 10.81	$ 10.94	$ 10.96

Total Return
Total investment return based on net asset value(c)	.50%	11.50%	(.22)%	2.92%	4.06%	4.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$176,454	$158,368	$109,951	$74,341	$63,120	$53,035
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.82	%(d)	.82%	.82%	.82%	.88	%(e)	.96%
Expenses, net of waivers/reimbursements, excluding interest expense	.82	%(d)	.82%	.82%	.82%	.82	%(e)	.82%
Expenses, before waivers/reimbursements	.93	%(d)	.95%	1.01%	1.06%	1.09	%(e)	1.17%
Expenses, before waivers/reimbursements, excluding interest expense	.93	%(d)	.95%	1.01%	1.06%	1.03	%(e)	1.03%
Net investment income(a)	3.52	%(d)	3.96%	3.90%	4.08%	4.18	%(e)	4.29%
Portfolio turnover rate	2%	7%	32%	11%	25%	25%

See footnote summary on page 152.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	131

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class B
Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,
2009	2008	2007	2006	2005

Net asset value, beginning of period	$ 11.06	$ 10.34	$ 10.79	$ 10.92	$ 10.94	$ 10.91

Income From Investment Operations
Net investment income(a)(b)	.15	.34	.34	.37	.38	.40
Net realized and unrealized gain (loss) on investment transactions	(.13)	.75	(.43)	(.13)	(.02)	.03
Contributions from Adviser	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.02	1.09	(.09)	.24	.36	.43

Less: Dividends
Dividends from net investment income	(.17)	(.37)	(.36)	(.37)	(.38)	(.40)

Net asset value, end of period	$ 10.91	$ 11.06	$ 10.34	$ 10.79	$ 10.92	$ 10.94

Total Return
Total investment return based on net asset value(c)	.15%	10.75%	(.91)%	2.21%	3.35%	4.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,150	$7,600	$13,477	$25,209	$41,221	$50,203
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52	%(d)	1.52%	1.52%	1.52%	1.58	%(e)	1.66%
Expenses, net of waivers/reimbursements, excluding interest expense	1.52	%(d)	1.52%	1.52%	1.52%	1.52	%(e)	1.52%
Expenses, before waivers/reimbursements	1.65	%(d)	1.67%	1.73%	1.77%	1.81	%(e)	1.88%
Expenses, before waivers/reimbursements, excluding interest expense	1.65	%(d)	1.67%	1.73%	1.77%	1.75	%(e)	1.74%
Net investment income(a)	2.83	%(d)	3.29%	3.23%	3.38%	3.49	%(e)	3.61%
Portfolio turnover rate	2%	7%	32%	11%	25%	25%

See footnote summary on page 152.

132	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class C
Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,
2009	2008	2007	2006	2005

Net asset value, beginning of period	$ 11.06	$ 10.34	$ 10.79	$ 10.92	$ 10.94	$ 10.91

Income From Investment Operations
Net investment income(a)(b)	.15	.34	.34	.37	.38	.40
Net realized and unrealized gain (loss) on investment transactions	(.13)	.75	(.43)	(.13)	(.02)	.03
Contributions from Adviser	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.02	1.09	(.09)	.24	.36	.43

Less: Dividends
Dividends from net investment income	(.17)	(.37)	(.36)	(.37)	(.38)	(.40)

Net asset value, end of period	$ 10.91	$ 11.06	$ 10.34	$ 10.79	$ 10.92	$ 10.94

Total Return
Total investment return based on net asset value(c)	.15%	10.75%	(.91)%	2.22%	3.35%	3.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,732	$45,510	$36,834	$34,479	$38,001	$34,789
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52	%(d)	1.52%	1.52%	1.52%	1.58	%(e)	1.66%
Expenses, net of waivers/reimbursements, excluding interest expense	1.52	%(d)	1.52%	1.52%	1.52%	1.52	%(e)	1.52%
Expenses, before waivers/reimbursements	1.63	%(d)	1.66%	1.72%	1.76%	1.80	%(e)	1.88%
Expenses, before waivers/reimbursements excluding interest expense	1.63	%(d)	1.66%	1.72%	1.76%	1.74	%(e)	1.74%
Net investment income(a)	2.82	%(d)	3.27%	3.22%	3.39%	3.49	%(e)	3.61%
Portfolio turnover rate	2%	7%	32%	11%	25%	25%

See footnote summary on page 152.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	133

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class A
Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,
2009	2008	2007	2006	2005

Net asset value, beginning of period	$ 10.79	$ 10.11	$ 10.74	$ 10.91	$ 10.88	$ 10.79

Income From Investment Operations
Net investment income(a)(b)	.20	.40	.40	.42	.43	.46
Net realized and unrealized gain (loss) on investment transactions	(.10)	.70	(.60)	(.12)	.03	.09

Net increase (decrease) in net asset value from operations	.10	1.10	(.20)	.30	.46	.55

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.42)	(.41)	(.42)	(.42)	(.46)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.21)	(.42)	(.43)	(.47)	(.43)	(.46)

Net asset value, end of period	$ 10.68	$ 10.79	$ 10.11	$ 10.74	$ 10.91	$ 10.88

Total Return
Total investment return based on net asset value(c)	.97%	11.18%	(1.97)%	2.75%	4.38%	5.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,288	$73,799	$67,798	$63,989	$64,920	$54,635
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.01	%(d)	1.01%	1.01%	1.01%	.98	%(e)	.99%
Expenses, before waivers/reimbursements	1.06	%(d)	1.07%	1.06%	1.10%	1.04	%(e)	1.05%
Net investment income(a)	3.78	%(d)	3.93%	3.77%	3.87%	3.92	%(e)	4.19%
Portfolio turnover rate	4%	11%	13%	2%	17%	18%

See footnote summary on page 152.

134	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class B
Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,
2009	2008	2007	2006	2005

Net asset value, beginning of period	$ 10.77	$ 10.09	$ 10.72	$ 10.89	$ 10.86	$ 10.77

Income From Investment Operations
Net investment income(a)(b)	.17	.33	.32	.34	.35	.38
Net realized and unrealized gain (loss) on investment transactions	(.10)	.70	(.59)	(.12)	.04	.10

Net increase (decrease) in net asset value from operations	.07	1.03	(.27)	.22	.39	.48

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.35)	(.34)	(.34)	(.35)	(.39)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.18)	(.35)	(.36)	(.39)	(.36)	(.39)

Net asset value, end of period	$ 10.66	$ 10.77	$ 10.09	$ 10.72	$ 10.89	$ 10.86

Total Return
Total investment return based on net asset value(c)	.63%	10.45%	(2.65)%	2.04%	3.66%	4.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,012	$5,424	$10,378	$20,524	$30,813	$41,516
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.71	%(d)	1.71%	1.71%	1.71%	1.69	%(e)	1.70%
Expenses, before waivers/reimbursements	1.77	%(d)	1.79%	1.78%	1.81%	1.75	%(e)	1.76%
Net investment income(a)	3.08	%(d)	3.25%	3.08%	3.17%	3.23	%(e)	3.50%
Portfolio turnover rate	4%	11%	13%	2%	17%	18%

See footnote summary on page 152.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	135

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class C
Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30,
2009	2008	2007	2006	2005

Net asset value, beginning of period	$ 10.78	$ 10.09	$ 10.73	$ 10.89	$ 10.87	$ 10.77

Income From Investment Operations
Net investment income(a)(b)	.16	.33	.33	.34	.35	.38
Net realized and unrealized gain (loss) on investment transactions	(.10)	.71	(.61)	(.11)	.03	.10

Net increase (decrease) in net asset value from operations	.06	1.04	(.28)	.23	.38	.48

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.35)	(.34)	(.34)	(.35)	(.38)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.18)	(.35)	(.36)	(.39)	(.36)	(.38)

Net asset value, end of period	$ 10.66	$ 10.78	$ 10.09	$ 10.73	$ 10.89	$ 10.87

Total Return
Total investment return based on net asset value(c)	.53%	10.54%	(2.74)%	2.13%	3.56%	4.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,020	$35,905	$34,290	$37,755	$41,274	$43,225
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.71	%(d)	1.71%	1.71%	1.71%	1.68	%(e)	1.70%
Expenses, before waivers/reimbursements	1.76	%(d)	1.78%	1.76%	1.81%	1.74	%(e)	1.75%
Net investment income(a)	3.08	%(d)	3.24%	3.08%	3.17%	3.23	%(e)	3.50%
Portfolio turnover rate	4%	11%	13%	2%	17%	18%

See footnote summary on page 152.

136	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Minnesota Portfolio
	Class A
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 10.17		$ 9.51	$ 10.05	$ 10.20	$ 10.19		$ 10.14

Income From Investment Operations
Net investment income(a)(b)	.16		.37	.39	.41	.42		.42
Net realized and unrealized gain (loss) on investment transactions	(.10)		.67	(.53)	(.15)	.01		.05

Net increase (decrease) in net asset value from operations	.06		1.04	(.14)	.26	.43		.47

Less: Dividends
Dividends from net investment income	(.17)		(.38)	(.40)	(.41)	(.42)		(.42)

Net asset value, end of period	$ 10.06		$ 10.17	$ 9.51	$ 10.05	$ 10.20		$ 10.19

Total Return
Total investment return based on net asset value(c)	.61%		11.20%	(1.53)%	2.58%	4.29%		4.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101,601		$93,916	$78,064	$73,400	$71,172		$69,174
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements	.90	%(d)	.90%	.90%	.90%	.97	%(e)	1.03%
Expenses, net of waivers/ reimbursements, excluding interest expense	.90	%(d)	.90%	.90%	.90%	.90	%(e)	.90%
Expenses, before waivers/reimbursements	1.02	%(d)	1.07%	1.10%	1.16%	1.17	%(e)	1.26%
Expenses, before waivers/reimbursements, excluding interest expense	1.02	%(d)	1.07%	1.10%	1.16%	1.10	%(e)	1.13%
Net investment income(a)	3.28	%(d)	3.79%	3.93%	4.03%	4.10	%(e)	4.12%
Portfolio turnover rate	12%		1%	7%	1%	13%		14%

See footnote summary on page 152.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	137

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Minnesota Portfolio
	Class B
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 10.17		$ 9.51	$ 10.05	$ 10.20	$ 10.19		$ 10.14

Income From Investment Operations
Net investment income(a)(b)	.13		.30	.32	.34	.34		.35
Net realized and unrealized gain (loss) on investment transactions	(.10)		.67	(.53)	(.15)	.01		.05

Net increase (decrease) in net asset value from operations	.03		.97	(.21)	.19	.35		.40

Less: Dividends
Dividends from net investment income	(.14)		(.31)	(.33)	(.34)	(.34)		(.35)

Net asset value, end of period	$ 10.06		$ 10.17	$ 9.51	$ 10.05	$ 10.20		$ 10.19

Total Return
Total investment return based on net asset value(c)	.27%		10.43%	(2.21)%	1.86%	3.56%		3.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,019		$1,165	$2,805	$6,571	$10,577		$14,424
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60	%(d)	1.60%	1.60%	1.60%	1.67	%(e)	1.73%
Expenses, net of waivers/reimbursements, excluding interest expense	1.60	%(d)	1.60%	1.60%	1.60%	1.60	%(e)	1.60%
Expenses, before waivers/reimbursements	1.76	%(d)	1.81%	1.81%	1.87%	1.88	%(e)	1.97%
Expenses, before waivers/reimbursements, excluding interest expense	1.76	%(d)	1.81%	1.81%	1.87%	1.81	%(e)	1.84%
Net investment income(a)	2.60	%(d)	3.19%	3.21%	3.33%	3.41	%(e)	3.43%
Portfolio turnover rate	12%		1%	7%	1%	13%		14%

See footnote summary on page 152.

138	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Minnesota Portfolio
	Class C
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 10.18		$ 9.52	$ 10.06	$ 10.21	$ 10.20		$ 10.15

Income From Investment Operations
Net investment income(a)(b)	.13		.30	.32	.34	.34		.35
Net realized and unrealized gain (loss) on investment transactions	(.10)		.67	(.53)	(.15)	.01		.05

Net increase (decrease) in net asset value from operations	.03		.97	(.21)	.19	.35		.40

Less: Dividends
Dividends from net investment income	(.14)		(.31)	(.33)	(.34)	(.34)		(.35)

Net asset value, end of period	$ 10.07		$ 10.18	$ 9.52	$ 10.06	$ 10.21		$ 10.20

Total Return
Total investment return based on net asset value(c)	.26%		10.42%	(2.21)%	1.86%	3.55%		3.98%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,704		$18,729	$14,192	$13,818	$15,635		$17,153
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60	%(d)	1.60%	1.60%	1.60%	1.67	%(e)	1.73%
Expenses, net of waivers/reimbursements, excluding interest expense	1.60	%(d)	1.60%	1.60%	1.60%	1.60	%(e)	1.60%
Expenses, before waivers/reimbursements	1.73	%(d)	1.78%	1.80%	1.86%	1.87	%(e)	1.96%
Expenses, before waivers/reimbursements excluding interest expense	1.73	%(d)	1.78%	1.80%	1.86%	1.80	%(e)	1.83%
Net investment income(a)	2.59	%(d)	3.07%	3.22%	3.33%	3.40	%(e)	3.42%
Portfolio turnover rate	12%		1%	7%	1%	13%		14%

See footnote summary on page 152.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	139

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class A
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 9.55		$ 9.13	$ 9.76	$ 9.93	$ 9.90		$ 9.84

Income From Investment Operations
Net investment income(a)(b)	.19		.40	.40	.42	.42		.42
Net realized and unrealized gain (loss) on investment transactions	(.03)		.43	(.63)	(.17)	.03		.07

Net increase (decrease) in net asset value from operations	.16		.83	(.23)	.25	.45		.49

Less: Dividends
Dividends from net investment income	(.20)		(.41)	(.40)	(.42)	(.42)		(.43)

Net asset value, end of period	$ 9.51		$ 9.55	$ 9.13	$ 9.76	$ 9.93		$ 9.90

Total Return
Total investment return based on net asset value(c)	1.65%		9.45%	(2.46)%	2.52%	4.65%		5.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$133,013		$130,515	$116,562	$101,138	$83,088		$77,570
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.87	%(d)	.87%	.87%	.94%	1.01	%(e)	1.01%
Expenses, net of waivers/reimbursements, excluding interest expense	.87	%(d)	.87%	.87%	.87%	.87	%(e)	.87%
Expenses, before waivers/reimbursements	.96	%(d)	.99%	.99%	1.10%	1.15	%(e)	1.16%
Expenses, before waivers/reimbursements, excluding interest expense	.96	%(d)	.99%	.99%	1.03%	1.01	%(e)	1.02%
Net investment income(a)	4.07	%(d)	4.48%	4.15%	4.23%	4.25	%(e)	4.26%
Portfolio turnover rate	0	%(g)	8%	32%	6%	6%		38%

See footnote summary on page 152.

140	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class B
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 9.55		$ 9.13	$ 9.76	$ 9.93	$ 9.90		$ 9.84

Income From Investment Operations
Net investment income(a)(b)	.16		.34	.33	.35	.35		.35
Net realized and unrealized gain (loss) on investment transactions	(.04)		.43	(.62)	(.17)	.03		.07

Net increase (decrease) in net asset value from operations	.12		.77	(.29)	.18	.38		.42

Less: Dividends
Dividends from net investment income	(.16)		(.35)	(.34)	(.35)	(.35)		(.36)

Net asset value, end of period	$ 9.51		$ 9.55	$ 9.13	$ 9.76	$ 9.93		$ 9.90

Total Return
Total investment return based on net asset value(c)	1.30%		8.69%	(3.14)%	1.80%	3.91%		4.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,002		$8,174	$13,898	$27,275	$42,766		$58,706
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57	%(d)	1.57%	1.57%	1.64%	1.71	%(e)	1.71%
Expenses, net of waivers/reimbursements, excluding interest expense	1.57	%(d)	1.57%	1.57%	1.57%	1.57	%(e)	1.57%
Expenses, before waivers/reimbursements	1.68	%(d)	1.71%	1.72%	1.81%	1.86	%(e)	1.87%
Expenses, before waivers/reimbursements, excluding interest expense	1.68	%(d)	1.71%	1.72%	1.74%	1.72	%(e)	1.73%
Net investment income(a)	3.36	%(d)	3.82%	3.44%	3.52%	3.55	%(e)	3.56%
Portfolio turnover rate	0	%(g)	8%	32%	6%	6%		38%

See footnote summary on page 152.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	141

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class C
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 9.56		$ 9.13	$ 9.76	$ 9.93	$ 9.90		$ 9.84

Income From Investment Operations
Net investment income(a)(b)	.16		.34	.33	.35	.35		.35
Net realized and unrealized gain (loss) on investment transactions	(.05)		.44	(.62)	(.17)	.03		.07

Net increase (decrease) in net asset value from operations	.11		.78	(.29)	.18	.38		.42

Less: Dividends
Dividends from net investment income	(.16)		(.35)	(.34)	(.35)	(.35)		(.36)

Net asset value, end of period	$ 9.51		$ 9.56	$ 9.13	$ 9.76	$ 9.93		$ 9.90

Total Return
Total investment return based on net asset value(c)	1.19%		8.81%	(3.14)%	1.80%	3.92%		4.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,419		$35,544	$32,332	$33,031	$34,042		$35,279
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57	%(d)	1.57%	1.57%	1.63%	1.71	%(e)	1.71%
Expenses, net of waivers/reimbursements, excluding interest expense	1.57	%(d)	1.57%	1.57%	1.57%	1.57	%(e)	1.57%
Expenses, before waivers/reimbursements	1.66	%(d)	1.69%	1.70%	1.80%	1.85	%(e)	1.86%
Expenses, before waivers/reimbursements excluding interest expense	1.66	%(d)	1.69%	1.70%	1.74%	1.71	%(e)	1.72%
Net investment income(a)	3.36	%(d)	3.78%	3.44%	3.52%	3.55	%(e)	3.56%
Portfolio turnover rate	0	%(g)	8%	32%	6%	6%		38%

See footnote summary on page 152.

142	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Ohio Portfolio
	Class A
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 10.12		$ 9.44	$ 10.06	$ 10.16	$ 10.14		$ 10.10

Income From Investment Operations
Net investment income(a)(b)	.19		.40	.40	.40	.41		.43
Net realized and unrealized gain (loss) on investment transactions	(.14)		.69	(.62)	(.10)	.02		.03

Net increase (decrease) in net asset value from operations	.05		1.09	(.22)	.30	.43		.46

Less: Dividends
Dividends from net investment income	(.19)		(.41)	(.40)	(.40)	(.41)		(.42)

Net asset value, end of period	$ 9.98		$ 10.12	$ 9.44	$ 10.06	$ 10.16		$ 10.14

Total Return
Total investment return based on net asset value(c)	.52%		11.84%	(2.33)%	3.05%	4.40%		4.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$114,902		$112,101	$101,481	$93,801	$87,902		$85,749
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.85	%(d)	.85%	.85%	.85%	.85	%(e)	.85%
Expenses, before waivers/reimbursements	1.00	%(d)	.99%	1.00%	1.01%	.98	%(e)	.99%
Net investment income(a)	3.76	%(d)	4.18%	3.97%	4.00%	4.12	%(e)	4.19%
Portfolio turnover rate	0	%(g)	3%	7%	4%	11%		23%

See footnote summary on page 152.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	143

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Ohio Portfolio
	Class B
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 10.11		$ 9.43	$ 10.05	$ 10.15	$ 10.13		$ 10.09

Income From Investment Operations
Net investment income(a)(b)	.15		.33	.32	.33	.34		.36
Net realized and unrealized gain (loss) on investment transactions	(.13)		.69	(.61)	(.10)	.02		.03

Net increase (decrease) in net asset value from operations	.02		1.02	(.29)	.23	.36		.39

Less: Dividends
Dividends from net investment income	(.16)		(.34)	(.33)	(.33)	(.34)		(.35)

Net asset value, end of period	$ 9.97		$ 10.11	$ 9.43	$ 10.05	$ 10.15		$ 10.13

Total Return
Total investment return based on net asset value(c)	.18%		11.08%	(3.02)%	2.34%	3.67%		3.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,882		$8,294	$16,192	$29,436	$41,802		$55,111
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.55	%(d)	1.55%	1.55%	1.55%	1.55	%(e)	1.55%
Expenses, before waivers/reimbursements	1.72	%(d)	1.71%	1.72%	1.72%	1.69	%(e)	1.69%
Net investment income(a)	3.06	%(d)	3.50%	3.26%	3.30%	3.42	%(e)	3.50%
Portfolio turnover rate	0	%(g)	3%	7%	4%	11%		23%

See footnote summary on page 152.

144	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Ohio Portfolio
	Class C
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 10.12		$ 9.43	$ 10.06	$ 10.16	$ 10.13		$ 10.09

Income From Investment Operations
Net investment income(a)(b)	.15		.33	.33	.33	.34		.36
Net realized and unrealized gain (loss) on investment transactions	(.13)		.70	(.63)	(.10)	.03		.03

Net increase (decrease) in net asset value from operations	.02		1.03	(.30)	.23	.37		.39

Less: Dividends
Dividends from net investment income	(.16)		(.34)	(.33)	(.33)	(.34)		(.35)

Net asset value, end of period	$ 9.98		$ 10.12	$ 9.43	$ 10.06	$ 10.16		$ 10.13

Total Return
Total investment return based on net asset value(c)	.17%		11.19%	(3.11)%	2.33%	3.78%		3.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,185		$41,008	$37,446	$40,087	$44,023		$47,610
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.55	%(d)	1.55%	1.55%	1.55%	1.55	%(e)	1.55%
Expenses, before waivers/reimbursements	1.70	%(d)	1.70%	1.71%	1.71%	1.68	%(e)	1.69%
Net investment income(a)	3.06	%(d)	3.48%	3.27%	3.31%	3.42	%(e)	3.49%
Portfolio turnover rate	0	%(g)	3%	7%	4%	11%		23%

See footnote summary on page 152.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	145

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Pennsylvania Portfolio
	Class A
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 10.28		$ 9.75	$ 10.44	$ 10.58	$ 10.53		$ 10.48

Income From Investment Operations
Net investment income(a)(b)	.20		.41	.41	.41	.42		.44
Net realized and unrealized gain (loss) on investment transactions	(.08)		.53	(.69)	(.14)	.05		.05

Net increase (decrease) in net asset value from operations	.12		.94	(.28)	.27	.47		.49

Less: Dividends
Dividends from net investment income	(.20)		(.41)	(.41)	(.41)	(.42)		(.44)

Net asset value, end of period	$ 10.20		$ 10.28	$ 9.75	$ 10.44	$ 10.58		$ 10.53

Total Return
Total investment return based on net asset value(c)	1.17%		10.00%	(2.80)%	2.60%	4.57%		4.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101,637		$103,024	$93,096	$92,626	$81,151		$78,472
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.95	%(d)	.95%	.95%	.95%	1.05	%(e)	1.11%
Expenses, net of waivers/reimbursements, excluding interest expense	.95	%(d)	.95%	.95%	.95%	.95	%(e)	.95%
Expenses, before waivers/reimbursements	1.01	%(d)	1.03%	1.03%	1.03%	1.11	%(e)	1.20%
Expenses, before waivers/reimbursements, excluding interest expense	1.01	%(d)	1.03%	1.03%	1.03%	1.01	%(e)	1.04%
Net investment income(a)	3.91	%(d)	4.25%	3.99%	3.92%	4.00	%(e)	4.19%
Portfolio turnover rate	4%		9%	9%	8%	23%		36%

See footnote summary on page 152.

146	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Pennsylvania Portfolio
	Class B
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 10.28		$ 9.75	$ 10.44	$ 10.58	$ 10.53		$ 10.48

Income From Investment Operations
Net investment income(a)(b)	.16		.34	.34	.34	.35		.37
Net realized and unrealized gain (loss) on investment transactions	(.08)		.53	(.69)	(.14)	.05		.05

Net increase (decrease) in net asset value from operations	.08		.87	(.35)	.20	.40		.42

Less: Dividends
Dividends from net investment income	(.16)		(.34)	(.34)	(.34)	(.35)		(.37)

Net asset value, end of period	$ 10.20		$ 10.28	$ 9.75	$ 10.44	$ 10.58		$ 10.53

Total Return
Total investment return based on net asset value(c)	.82%		9.24%	(3.48)%	1.89%	3.84%		4.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,524		$7,135	$11,245	$21,329	$33,448		$41,760
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.65	%(d)	1.65%	1.65%	1.65%	1.75	%(e)	1.81%
Expenses, net of waivers/reimbursements, excluding interest expense	1.65	%(d)	1.65%	1.65%	1.65%	1.65	%(e)	1.65%
Expenses, before waivers/reimbursements	1.73	%(d)	1.75%	1.75%	1.74%	1.82	%(e)	1.90%
Expenses, before waivers/reimbursements, excluding interest expense	1.73	%(d)	1.75%	1.75%	1.74%	1.72	%(e)	1.74%
Net investment income(a)	3.21	%(d)	3.57%	3.27%	3.21%	3.31	%(e)	3.49%
Portfolio turnover rate	4%		9%	9%	8%	23%		36%

See footnote summary on page 152.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	147

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Pennsylvania Portfolio
	Class C
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 10.28		$ 9.75	$ 10.44	$ 10.58	$ 10.53		$ 10.48

Income From Investment Operations
Net investment income(a)(b)	.16		.34	.34	.34	.35		.37
Net realized and unrealized gain (loss) on investment transactions	(.08)		.53	(.69)	(.14)	.05		.05

Net increase (decrease) in net asset value from operations	.08		.87	(.35)	.20	.40		.42

Less: Dividends
Dividends from net investment income	(.16)		(.34)	(.34)	(.34)	(.35)		(.37)

Net asset value, end of period	$ 10.20		$ 10.28	$ 9.75	$ 10.44	$ 10.58		$ 10.53

Total Return
Total investment return based on net asset value(c)	.82%		9.24%	(3.48)%	1.89%	3.84%		4.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,814		$28,583	$30,194	$31,295	$34,332		$34,705
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.65	%(d)	1.65%	1.65%	1.65%	1.75	%(e)	1.81%
Expenses, net of waivers/reimbursements, excluding interest expense	1.65	%(d)	1.65%	1.65%	1.65%	1.65	%(e)	1.65%
Expenses, before waivers/reimbursements	1.71	%(d)	1.73%	1.74%	1.74%	1.82	%(e)	1.90%
Expenses, before waivers/reimbursements excluding interest expense	1.71	%(d)	1.73%	1.74%	1.74%	1.72	%(e)	1.74%
Net investment income(a)	3.21	%(d)	3.55%	3.29%	3.22%	3.30	%(e)	3.49%
Portfolio turnover rate	4%		9%	9%	8%	23%		36%

See footnote summary on page 152.

148	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Virginia Portfolio
	Class A
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 10.84		$ 10.01	$ 10.68	$ 10.84	$ 10.82		$ 10.77

Income From Investment Operations
Net investment income(a)(b)	.20		.42	.43	.45	.47		.49
Net realized and unrealized gain (loss) on investment transactions	(.13)		.85	(.66)	(.16)	.02		.05

Net increase (decrease) in net asset value from operations	.07		1.27	(.23)	.29	.49		.54

Less: Dividends
Dividends from net investment income	(.20)		(.44)	(.44)	(.45)	(.47)		(.49)

Net asset value, end of period	$ 10.71		$ 10.84	$ 10.01	$ 10.68	$ 10.84		$ 10.82

Total Return
Total investment return based on net asset value(c)	.69%		13.03%	(2.33)%	2.72%	4.61%		5.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$185,715		$178,412	$141,216	$119,858	$109,343		$88,605
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.72	%(d)	.72%	.72%	.72%	.73	%(e)	.81%
Expenses, net of waivers/reimbursements, excluding interest expense	.72	%(d)	.72%	.72%	.72%	.72	%(e)	.72%
Expenses, before waivers/reimbursements	.92	%(d)	.94%	.96%	.99%	1.01	%(e)	1.09%
Expenses, before waivers/reimbursements, excluding interest expense	.92	%(d)	.94%	.96%	.99%	1.00	%(e)	1.00%
Net investment income(a)	3.69	%(d)	4.17%	4.07%	4.19%	4.33	%(e)	4.48%
Portfolio turnover rate	3%		9%	26%	15%	31%		23%

See footnote summary on page 152.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	149

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Virginia Portfolio
	Class B
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 10.82		$ 9.99	$ 10.66	$ 10.82	$ 10.80		$ 10.75

Income From Investment Operations
Net investment income(a)(b)	.16		.35	.35	.38	.39		.41
Net realized and unrealized gain (loss) on investment transactions	(.12)		.85	(.66)	(.17)	.02		.05

Net increase (decrease) in net asset value from operations	.04		1.20	(.31)	.21	.41		.46

Less: Dividends
Dividends from net investment income	(.17)		(.37)	(.36)	(.37)	(.39)		(.41)

Net asset value, end of period	$ 10.69		$ 10.82	$ 9.99	$ 10.66	$ 10.82		$ 10.80

Total Return
Total investment return based on net asset value(c)	.34%		12.27%	(3.02)%	2.01%	3.89%		4.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,546		$6,578	$11,582	$23,486	$37,006		$46,489
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.42	%(d)	1.42%	1.42%	1.42%	1.43	%(e)	1.51%
Expenses, net of waivers/reimbursements, excluding interest expense	1.42	%(d)	1.42%	1.42%	1.42%	1.42	%(e)	1.42%
Expenses, before waivers/reimbursements	1.64	%(d)	1.67%	1.67%	1.69%	1.72	%(e)	1.80%
Expenses, before waivers/reimbursements, excluding interest expense	1.64	%(d)	1.67%	1.67%	1.69%	1.71	%(e)	1.71%
Net investment income(a)	3.01	%(d)	3.55%	3.37%	3.49%	3.64	%(e)	3.81%
Portfolio turnover rate	3%		9%	26%	15%	31%		23%

See footnote summary on page 152.

150	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Virginia Portfolio
	Class C
	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 10.81		$ 9.98	$ 10.66	$ 10.81	$ 10.79		$ 10.74

Income From Investment Operations
Net investment income(a)(b)	.16		.35	.36	.38	.39		.41
Net realized and unrealized gain (loss) on investment transactions	(.12)		.85	(.68)	(.16)	.02		.06

Net increase (decrease) in net asset value from operations	.04		1.20	(.32)	.22	.41		.47

Less: Dividends
Dividends from net investment income	(.17)		(.37)	(.36)	(.37)	(.39)		(.42)

Net asset value, end of period	$ 10.68		$ 10.81	$ 9.98	$ 10.66	$ 10.81		$ 10.79

Total Return
Total investment return based on net asset value(c)	.34%		12.28%	(3.11)%	2.11%	3.90%		4.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,827		$49,137	$36,517	$35,516	$34,544		$29,412
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.42	%(d)	1.42%	1.42%	1.42%	1.43	%(e)	1.51%
Expenses, net of waivers/reimbursements, excluding interest expense	1.42	%(d)	1.42%	1.42%	1.42%	1.42	%(e)	1.42%
Expenses, before waivers/reimbursements	1.62	%(d)	1.65%	1.66%	1.69%	1.71	%(e)	1.79%
Expenses, before waivers/reimbursements excluding interest expense	1.62	%(d)	1.65%	1.66%	1.69%	1.70	%(e)	1.70%
Net investment income(a)	3.00	%(d)	3.48%	3.38%	3.50%	3.64	%(e)	3.80%
Portfolio turnover rate	3%		9%	26%	15%	31%		23%

See footnote summary on page 152.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	151

Financial Highlights

(a)	Net of fees waived and expenses reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	The ratio includes expenses attributable to costs of proxy solicitation.

(f)	Amount is less than $.005.

(g)	Amount is less than .005%.

See notes to financial statements.

152	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

BOARD OF TRUSTEES

William H. Foulk, Jr.,(1) Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Robert M. Keith, President and Chief Executive Officer

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

(Guy) Robert B. Davidson III(2), Senior Vice President

Douglas J. Peebles, Senior Vice President

Michael G. Brooks(2), Vice President

Fred S. Cohen(2), Vice President

Wayne Godlin(2) , Vice President

Terrance T. Hults(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent(3)

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Portfolios’ portfolios are made by the Municipal Bond Investment Team. Michael G. Brooks, Fred S. Cohen, (Guy) Robert B. Davidson III, Wayne Godlin and Terrance T. Hults are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios’ portfolios.

(3)	Prior to October 1, 2009, Bank of New York acted as the Fund’s Custodian and Accounting Agent.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	153

Board of Trustees

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “trustees”) of AllianceBernstein Municipal Income Fund II (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser in respect of each of the Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”) at a meeting held on November 3-5, 2009.

Prior to approval of the continuance of the Advisory Agreement, the trustees had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The trustees also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in the Advisory Agreement in respect of each Portfolio wherein the Senior Officer concluded that the contractual fee for each Portfolio was reasonable. The trustees also discussed the proposed continuances in private sessions with counsel and the Fund’s Senior Officer.

The trustees considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolios gained from their experience as trustees or directors of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the trustees and its responsiveness, frankness and attention to concerns raised by the trustees in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The trustees noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Portfolios and review extensive materials and information presented by the Adviser.

The trustees also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and different trustees may have attributed different weights to the various factors. The trustees determined that the selection of the Adviser to manage each Portfolio and the overall arrangements between each Portfolio and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the trustees considered relevant in the exercise of their business

154	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

judgment. The material factors and conclusions that formed the basis for the trustees’ determinations included the following:

Nature, Extent and Quality of Services Provided

The trustees considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The trustees also considered that the Advisory Agreement in respect of each Portfolio provides that the Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided at the Portfolio’s request by employees of the Adviser or its affiliates. Requests for these reimbursements are approved by the trustees on a quarterly basis and, to the extent requested and paid, result in a higher rate of total compensation from the Portfolios to the Adviser than the fee rate stated in the Portfolio’s Advisory Agreement. The trustees noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The trustees further noted that the Adviser had waived reimbursements in each Portfolio’s latest fiscal year from the Michigan Portfolio and Virginia Portfolio. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolios’ other service providers, also were considered. The trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Advisory Agreement.

Costs of Services Provided and Profitability

The trustees reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Portfolio to the Adviser for calendar years 2007 and 2008 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The trustees reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and noted that there are a number of potentially acceptable allocation methodologies for information of this type. The trustees noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Portfolios, including those relating to its subsidiaries which provide transfer agency and distribution services to the Portfolios. The trustees recognized that it is difficult to make comparisons of profitability between fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors. The trustees focused on the profitability of the Adviser’s relationships with the Portfolios before taxes and distribution expenses. The trustees concluded that they were satisfied that the Adviser’s level of profitability from its relationship with each Portfolio was not unreasonable.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	155

Fall-Out Benefits

The trustees considered the benefits to the Adviser and its affiliates from their relationships with the Portfolios other than the fees and expense reimbursements payable under the Advisory Agreement, including but not limited to benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis), 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolios’ shares and transfer agency fees paid by the Portfolios to a wholly owned subsidiary of the Adviser. The trustees recognized that the Adviser’s profitability would be somewhat lower without these benefits. The trustees noted that since the Portfolios do not engage in brokerage transactions, the Adviser does not receive soft dollar benefits in respect of portfolio transactions of the Portfolios. The trustees understood that the Adviser also might derive reputational and other benefits from its association with the Portfolios.

Investment Results

In addition to the information reviewed by the trustees in connection with the meeting, the trustees receive detailed performance information for each Portfolio at each regular Board meeting during the year. At the November 2009 meeting, the trustees reviewed information prepared by Lipper showing the performance for Class A shares of each Portfolio as compared with that of a group of similar funds selected by Lipper (the “Performance Group”) and as compared with that of a broader array of funds selected by Lipper (the “Performance Universe”), and information prepared by the Adviser showing performance of the Class A Shares of each Portfolio as compared with the Barclays Capital Municipal Bond Index (the “Index”), in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2009 and (in the case of comparisons with the Index) the since inception period.

Arizona Portfolio

The trustees noted that the Portfolio (June 1994 inception) was 3rd out of 3 of the Performance Group and in the 3rd quintile of the Performance Universe for the 1-year period, 2nd out of 3 of the Performance Group and 2nd quintile of the Performance Universe for the 3-year period, and 1st out of 3 of the Performance Group and 1st quintile of the Performance Universe for the 5- and 10-year periods, and that the Portfolio lagged the Index in all periods reviewed. The trustees also reviewed performance information for periods ended September 30, 2009 (for which the data was not limited to Class A Shares), and noted that in the 3-month period the Portfolio had lagged the Lipper Arizona Municipal Debt Funds Average (the “Lipper Average”) and the Index, and that in the year-to-date period the Portfolio had lagged the Lipper Average but outperformed the Index. Based on their review, the trustees concluded that the Portfolio’s performance was satisfactory.

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Massachusetts Portfolio

The trustees noted that the Portfolio (March 1994 inception) was in the 1st quintile of the Performance Group and the Performance Universe for the 1-, 3- and 5-year periods and 3rd quintile of the Performance Group and 2nd quintile of the Performance Universe for the 10-year period, and that the Portfolio outperformed the Index in the since inception period and lagged the Index in the 1-, 3-, 5- and 10-year periods. The trustees also reviewed performance information for periods ended September 30, 2009 (for which the data was not limited to Class A Shares), and noted that in the 3-month and year-to-date periods the Portfolio had lagged both the Lipper Massachusetts Municipal Debt Funds Average and the Index. Based on their review, the trustees concluded that the Portfolio’s performance was satisfactory.

Michigan Portfolio

The trustees noted that the Portfolio (February 1994 inception) was 1st out of 3 of the Performance Group and in the 1st quintile of the Performance Universe for all periods reviewed, and that the Portfolio outperformed the Index in the since inception period and lagged the Index in all other periods reviewed. The trustees also reviewed performance information for periods ended September 30, 2009 (for which the data was not limited to Class A Shares), and noted that in the 3-month and year-to-date periods the Portfolio had lagged both the Lipper Michigan Municipal Debt Funds Average and the Index. Based on their review, the trustees concluded that the Portfolio’s relative performance over time had been satisfactory.

Minnesota Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 2nd quintile of the Performance Group and 3rd quintile of the Performance Universe for the 1-year period, 2nd quintile of the Performance Group and the Performance Universe for the 3- and 10-year periods, and 1st quintile of the Performance Group and the Performance Universe for the 5-year period, and that the Portfolio underperformed the Index in all periods reviewed. The trustees also reviewed performance information for periods ended September 30, 2009 (for which the data was not limited to Class A Shares), and noted that in the 3-month and year-to-date periods the Portfolio had lagged both the Lipper Minnesota Municipal Debt Funds Average and the Index. Based on their review, the trustees concluded that the Portfolio’s performance was satisfactory.

New Jersey Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 4th quintile of the Performance Group and the Performance Universe for all periods reviewed, and that the Portfolio lagged the Index in all periods reviewed. The trustees also reviewed performance information for periods ended September 30, 2009 (for which the data was not limited to Class A Shares), and noted that in the 3-month period the Portfolio had lagged the Lipper New Jersey Municipal

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Debt Funds Average (the “Lipper Average”) and the Index, and that in the year-to-date period the Portfolio had lagged the Lipper Average but matched the Index. Based on their review, the trustees concluded that the Portfolio’s relative performance was satisfactory.

Ohio Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 3rd quintile of the Performance Group and 4th quintile of the Performance Universe for the 1-year period, 3rd quintile of the Performance Group and the Performance Universe for the 3-year period, 2nd quintile of the Performance Group and the Performance Universe for the 5- and 10-year periods, and that the Portfolio lagged the Index in all periods reviewed. The trustees also reviewed performance information for periods ended September 30, 2009 (for which the data was not limited to Class A Shares), and noted that in the 3-month and year-to-date periods the Portfolio had lagged both the Lipper Ohio Municipal Debt Funds Average and the Index. Based on their review, the trustees concluded that the Portfolio’s performance was satisfactory.

Pennsylvania Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 5th quintile of the Performance Group and the Performance Universe for the 1-year period, 3rd quintile of the Performance Group and 4th quintile of the Performance Universe for the 3- and 5-year periods, 3rd quintile of the Performance Group and the Performance Universe for the 10-year period, and that the Portfolio lagged the Index in all periods reviewed. The trustees also reviewed performance information for periods ended September 30, 2009 (for which the data was not limited to Class A Shares), and noted that in the 3-month period the Portfolio had lagged the Lipper Pennsylvania Municipal Debt Funds Average (the “Lipper Average”) and the Index, and that in the year-to-date period the Portfolio had lagged the Lipper Average but outperformed the Index. Based on their review, the trustees concluded that the Portfolio’s performance was satisfactory.

Virginia Portfolio

The trustees noted that the Portfolio (April 1994 inception) was in the 1st quintile of the Performance Group and 2nd quintile of the Performance Universe for the 1- and 3-year periods, 1st quintile of the Performance Group and the Performance Universe for the 5- and 10-year periods, and that the Portfolio outperformed the Index in the since inception period and lagged the Index in all other periods reviewed. The trustees also reviewed performance information for periods ended September 30, 2009 (for which the data was not limited to Class A Shares), and noted that in the 3-month period the Portfolio had lagged the Lipper Virginia Municipal Debt Funds Average (the “Lipper Average”), and in the year-to-date period the Portfolio had lagged the Lipper Average but outperformed the Index. Based on their review, the trustees concluded that the Portfolio’s performance was satisfactory.

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Advisory Fees and Other Expenses

The trustees considered the advisory fee rate paid by each Portfolio to the Adviser and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as such Portfolio at a common asset level. The trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Adviser informed the trustees that there are no institutional products managed by it that have an investment style substantially similar to that of each of the Portfolios. The trustees reviewed relevant fee information from the Adviser’s Form ADV and noted that the Adviser charged institutional clients lower fees for advising comparably sized accounts using strategies that differ from those of the Portfolios but which involve investments in securities of the same type that the Portfolios invest in (i.e., fixed income municipal securities).

The Adviser reviewed with the trustees the significantly greater scope of the services it provides to the Portfolios relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of these facts, the trustees did not place significant weight on these fee comparisons.

The trustees also considered the total expense ratio of the Class A shares of each Portfolio in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to a Portfolio and an Expense Universe as a broader group, consisting of all funds in the Portfolio’s investment classification/objective with a similar load type as the Portfolio. The trustees noted that because of the small number of funds in the Portfolio’s Lipper category, at the request of the Adviser and the Fund’s Senior Officer, Lipper had expanded the Expense Group of each Portfolio except the Massachusetts Portfolio, New Jersey Portfolio and Pennsylvania Portfolio to include peers that had a similar (but not the same) Lipper investment objective/classification. The Expense Universe for those Portfolios was also expanded by Lipper pursuant to Lipper’s standard guidelines and not at the request of the Adviser or the Fund’s Senior Officer. The Class A expense ratio of each Portfolio was based on the Portfolio’s latest fiscal year. The expense ratio of each of the Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio reflected fee waivers and/or expense reimbursements as a result of undertakings by the Adviser. The trustees noted that it was likely that the expense ratios of some funds in each Portfolio’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary. The trustees view the expense ratio

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information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to each Portfolio by others.

Arizona Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 4 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was the same as the Expense Group median and the Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Massachusetts Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 6 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was higher than the Expense Group median. The trustees also noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was lower than the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Michigan Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that in the Portfolio’s latest fiscal year, the administrative expense reimbursement of 8 basis points had been waived by the Adviser. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser was higher than the Expense Group and the Expense Universe medians. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds generally. The trustees concluded that the Portfolio’s expense ratio was acceptable.

Minnesota Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 9 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was higher than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which had

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been capped by the Adviser, was higher than the Expense Group and the Expense Universe medians. The trustees noted that the Portfolio’s relatively modest size (less than $115 million at September 30, 2009) adversely affected the Portfolio’s expense ratio. For example, it resulted in the administrative expense reimbursement, which does not vary with a Portfolio’s size, having a significant effect on the Portfolio’s expense ratio. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds generally. The trustees concluded that the Portfolio’s expense ratio was acceptable.

New Jersey Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 6 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was higher than the Expense Group and the Expense Universe medians. The trustees noted that the Portfolio’s relatively modest size (less than $175 million at September 30, 2009) adversely affected the Portfolio’s expense ratio. For example, it resulted in the administrative expense reimbursement, which does not vary with a Portfolio’s size, having a significant effect on the Portfolio’s expense ratio. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds generally. The trustees concluded that the Portfolio’s expense ratio was acceptable.

Ohio Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 6 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was the same as the Expense Group median and higher than the Expense Universe median. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Pennsylvania Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 6 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was higher than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was higher than the Expense Group and the

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Expense Universe medians. The trustees noted that the Portfolio’s relatively modest size (less than $140 million at September 30, 2009) adversely affected the Portfolio’s expense ratio. For example, it resulted in the administrative expense reimbursement, which does not vary with a Portfolio’s size, having a significant effect on the Portfolio’s expense ratio. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds generally. The trustees concluded that the Portfolio’s expense ratio was acceptable.

Virginia Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that in the Portfolio’s latest fiscal year, the administrative expense reimbursement of 5 basis points had been waived by the Adviser. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was lower than the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Economies of Scale

The trustees noted that the advisory fee schedule for each Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The trustees also considered presentations by an independent consultant discussing economies of scale in the mutual fund industry and for the AllianceBernstein Funds, as well as a presentation by the Adviser concerning certain of its views on economies of scale. The trustees believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The trustees noted that there is no established methodology for establishing breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The trustees observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolios, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The trustees also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the trustees concluded that each Portfolio’s breakpoint arrangements would result in a sharing of economies of scale in the event the Portfolio’s net assets exceed a breakpoint in the future.

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THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Municipal Income Fund II (the “Trust”) in respect of the following Portfolios:2

Arizona Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Trust, for the Trustees of the Trust, as required by the September 1, 2004 Assurance of Discontinuance (“AOD”) between the Adviser and the New York State Attorney General (“the NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Trustees of the Trust to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios, which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

1	It should be noted that Senior Officer’s fee evaluation was completed on October 21, 2009.

2	Future references to the Portfolios do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolios.

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5.	Possible economies of scale as the Portfolios grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

PORTFOLIO ADVISORY FEES, EXPENSE REIMBURSEMENTS, CAPS & RATIOS

The Adviser proposed that each Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.3

Category	Advisory Fee[4]	Trust
Low Risk Income	45 bp on 1st $2.5 billion 40 bp on next $2.5 billion 35 bp on the balance	-Arizona Portfolio -Massachusetts Portfolio -Michigan Portfolio -Minnesota Portfolio -New Jersey Portfolio -Ohio Portfolio -Pennsylvania Portfolio -Virginian Portfolio

The Portfolios’ net assets on September 30, 2009 and September 30, 2008 are set forth below:

Portfolio	September 30, 2009 Net Assets ($MM)	September 30, 2008 Net Assets ($MM)
Arizona Portfolio	$215.2	$212.2
Massachusetts Portfolio	$211.8	$160.0
Michigan Portfolio	$115.2	$112.6
Minnesota Portfolio	$113.8	$95.3
New Jersey Portfolio	$174.0	$162.8
Ohio Portfolio	$161.5	$155.1
Pennsylvania Portfolio	$138.9	$134.8
Virginia Portfolio	$234.2	$189.4

3	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

4	The advisory fees for each Portfolio are based on the percentage of each Portfolio’s average daily net assets, not a combination of any of the Portfolios.

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The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative, and other services. Indicated below are the reimbursement amounts, which the Adviser received from the Portfolios during their most recently completed fiscal year; expressed in dollars and as a percentage of average daily net assets:

Portfolio	Amount	As a % of Average Daily Net Assets
Arizona Portfolio	$90,500	0.04%
Massachusetts Portfolio	$92,500	0.06%
Michigan Portfolio	$92,500	0.08%
Minnesota Portfolio	$92,500	0.09%
New Jersey Portfolio	$92,500	0.06%
Ohio Portfolio	$92,500	0.06%
Pennsylvania Portfolio	$92,500	0.06%
Virginia Portfolio[5]	$92,500	0.05%

The Adviser has agreed to waive that portion of its advisory fees and/or reimburse certain of the Portfolios for that portion of the Portfolios’ total operating expenses to the degree necessary to limit each Portfolio’s expense ratios to the amounts set forth below for each Portfolio’s current fiscal year. The waiver agreement is terminable by the Adviser at the end of the Portfolios’ fiscal year upon at least 60 days written notice. In addition, set forth below are the gross expense ratios of the Portfolios, annualized for the most recent semi-annual period:

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio (3/31/09)	Fiscal Year End
Arizona Portfolio	Class A Class B Class C	0.78% 1.48% 1.48%	0.94% 1.65% 1.64%	September 30

Massachusetts Portfolio	Class A Class B Class C	0.82% 1.52% 1.52%	0.96% 1.68% 1.67%	September 30

Michigan Portfolio	Class A Class B Class C	1.01% 1.71% 1.71%	1.08% 1.80% 1.79%	September 30

Minnesota Portfolio	Class A Class B Class C	0.90% 1.60% 1.60%	1.11% 1.84% 1.81%	September 30

New Jersey Portfolio	Class A Class B Class C	0.87% 1.57% 1.57%	1.00% 1.72% 1.71%	September 30

5	The Adviser waived the amount in its entirety.

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Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio (3/31/09)	Fiscal Year End
Ohio Portfolio	Class A Class B Class C	0.85% 1.55% 1.55%	1.00% 1.72% 1.71%	September 30

Pennsylvania Portfolio	Class A Class B Class C	0.95% 1.65% 1.65%	1.05% 1.77% 1.75%	September 30

Virginia Portfolio	Class A Class B Class C	0.72% 1.42% 1.42%	0.96% 1.68% 1.67%	September 30

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolios that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios are more costly than those for institutional client assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Portfolios to the Adviser. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolios’ investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional client account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and

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reputational risks associated with institutional accounts are greater than previously thought, although arguably still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, it is worth considering information regarding the advisory fees charged to institutional accounts with substantially similar investment styles as the Portfolios. However, with respect to the Portfolios, the Adviser represented that there is no institutional product in the Adviser’s Form ADV that has a substantially similar investment style as the Portfolios. It should be noted that the Adviser has represented that it does manage separately managed accounts that invest principally in municipal securities but those mandates have a substantially lower risk profile (credit and interest rate risk) than the Portfolios.

The Adviser represented that it does not sub-advise any registered investment companies of other fund families with a substantially similar investment style as any of the Portfolios.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUNDS COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services by other investment advisers. Lipper’s analysis included the Portfolios’ rankings with respect to the proposed management fee relative to the median of the Portfolios’ Lipper Expense Group (“EG”) at the approximate current asset level of the Portfolios.6

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes.7 An EG will typically consist of seven to twenty funds. Certain of the Portfolios had original EGs that had an insufficient number of peers, in the view of the Senior Officer and

6	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Portfolio has the lowest effective fee rate in the Lipper peer group.

7	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

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the Adviser. Consequently, at the request of the Senior Officer and the Adviser, Lipper expanded those Portfolios’ EGs to include peers that had a similar but not the same Lipper investment classification/objective.

Portfolio	Contractual Management Fee[8]	Lipper Exp. Group Median	Rank
Arizona Portfolio[9],[10]	0.450	0.522	4/14
Massachusetts Portfolio[10]	0.450	0.500	1/8
Michigan Portfolio[9],[10]	0.450	0.550	1/9
Minnesota Portfolio[9],[10]	0.450	0.525	1/14
New Jersey Portfolio[10]	0.450	0.523	1/6
Ohio Portfolio[9],[10]	0.450	0.546	1/9
Pennsylvania Portfolio[10]	0.450	0.490	1/9
Virginia Portfolio[9],[10]	0.450	0.522	2/10

Because Lipper had expanded certain of the Portfolios’ EGs, under Lipper’s standard guidelines, those Portfolios’ Lipper Expense Universes (“EU”) were also expanded to include the universes of the peers that had a similar but not the same Lipper investment objective/classification as the subject Portfolio.11 A “normal” EU will include funds that have the same investment objective/classification as the subject Portfolio.12

It should be noted that Lipper uses expense ratio data from financial statements of the most current fiscal year in their database. This has several implications: the total expense ratio of each fund that Lipper uses in their report is based on each fund’s average net assets during its fiscal year. Since funds have different fiscal year ends, the total expense ratios of the funds may cover different twelve month periods, depending on the funds’ fiscal year ends. This is the process that Lipper utilizes but given market conditions during 2008, especially the last three

8	The contractual management fees for the Portfolios do not reflect any expense reimbursements made by the Portfolios to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fees do not reflect any management waivers for expense caps that effectively reduce the contractual management fee.

9	The Portfolio’s EG was expanded by Lipper at the request of the Senior Officer and the Adviser.

10	Note that one of the Portfolio’s peers is excluded in the contractual management fee rankings because Lipper is unable to calculate the fund’s contractual management fee due to the fund’s breakpoint gross income component.

11	The expansion of the Portfolios’ EUs was not requested by the Senior Officer and the Adviser. They requested only that the EGs be expanded.

12	Except for asset size comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

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months of 2008, the effects on the funds’ total expense ratios caused by the differences in fiscal year ends may be more pronounced in 2008 compared to other years under more normal market conditions.13

Portfolio	Expense Ratio (%)[14]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Arizona Portfolio[15]	0.780	0.780	8/15	0.780	58/115
Massachusetts Portfolio	0.823	0.839	4/9	0.874	5/12
Michigan Portfolio[15]	1.010	0.866	9/10	0.833	39/44
Minnesota Portfolio[15]	0.899	0.892	9/15	0.854	26/41
New Jersey Portfolio	0.871	0.832	7/7	0.824	11/12
Ohio Portfolio[15]	0.851	0.851	6/10	0.836	19/30
Pennsylvania Portfolio	0.950	0.835	8/10	0.834	14/17
Virginia Portfolio[15]	0.720	0.813	3/11	0.816	9/37

Based on this analysis, the Portfolios have a more favorable ranking on a management fee basis than they do on a total expense ratio basis compared to their Lipper Peers.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolios. The Senior Officer has retained an independent consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Adviser’s profitability information for the Portfolios prepared by the Adviser for the Trustees of the Trust was reviewed by the Senior Officer and the independent consultant. With the exception of Ohio Portfolio and Pennsylvania Portfolio, the Adviser’s profitability from providing investment advisory services to the Portfolios increased during the calendar year 2008, relative to 2007.

13	To cite an example, the average net assets and total expense ratio of a fund with a fiscal year end of March 31, 2008 will not be reflective of the market declines that occurred in the second half of 2008, in contrast to a fund with a fiscal year end of December 31, 2008.

14	Most recently completed fiscal year Class A share total expense ratio.

15	The Portfolio’s EU was expanded by Lipper under standard Lipper guidelines.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	169

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates have business relationships with the Portfolios and may earn a profit from providing other services to the Portfolios. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent and distribution services to the Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads and contingent deferred sales charges (“CDSC”).

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolios’ principal underwriter. ABI and the Adviser have disclosed in the Portfolios’ prospectus that they may make revenue sharing payments from their own resources, in addition to revenues derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. In 2008, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19 million for distribution services and educational support (revenue sharing payments).16

ABI retained the following amounts for Class A front-end load sales charges from sales of the Portfolios’ Class A shares during the Portfolios’ most recently completed fiscal year:

Portfolio	Amount Received
Arizona Portfolio	$31,380
Massachusetts Portfolio	$23,369
Michigan Portfolio	$9,132
Minnesota Portfolio	$9,021
New Jersey Portfolio	$11,500
Ohio Portfolio	$13,824
Pennsylvania Portfolio	$12,441
Virginia Portfolio	$27,568

16	ABI currently inserts the “Advance” in quarterly account statements and pays the incremental costs associated with the mailing. The incremental cost is less than what an “independent mailing” would cost.

170	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

ABI received the following Rule 12b-1 fees and CDSC for the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	12b-1 Fee Received	CDSC Received
Arizona Portfolio	$1,071,595	$19,118
Massachusetts Portfolio	$817,723	$19,662
Michigan Portfolio	$720,428	$8,192
Minnesota Portfolio	$424,940	$1,206
New Jersey Portfolio	$860,268	$11,571
Ohio Portfolio	$927,724	$9,332
Pennsylvania Portfolio	$762,787	$7,543
Virginia Portfolio	$948,053	$18,869

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. Set forth below are the net fees which ABIS retained from the Portfolios during the Portfolios’ most recently completed fiscal year:17

Portfolio	ABIS Fee	Expense Offset
Arizona Portfolio	$33,393	$2,280
Massachusetts Portfolio	$31,002	$1,918
Michigan Portfolio	$38,083	$2,018
Minnesota Portfolio	$25,554	$1,338
New Jersey Portfolio	$49,140	$2,477
Ohio Portfolio	$40,224	$2,417
Pennsylvania Portfolio	$42,348	$2,252
Virginia Portfolio	$35,628	$2,129

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,18 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems, can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has

17	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occur within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then from the transfer agent’s account to the Portfolio’s account.

18	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	171

increased over time, and advisory firms have made such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Trustees an update of the Deli19 study on advisory fees and various fund characteristics. The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Trustees.20 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund assets under management (“AUM”), family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of fund size and the large asset manager’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE PORTFOLIOS.

With assets under management of $498 billion as of September 30, 2009, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

The information below, prepared by Lipper, shows the 1, 3, 5 and 10 year net performance returns and rankings of the Portfolios21 relative to their Lipper

19	The Deli study was originally published in 2002 based on 1997 data.

20	The two dimensional analysis also showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

21	The performance returns and rankings are for the Class A shares of the Portfolios. It should be noted that the performance returns of the Portfolios that were shown were provided by the Adviser. Lipper maintains its own database that includes the Portfolios’ performance returns. However, differences in the distribution price (ex-date versus payable date) and rounding differences may cause the Adviser’s own performance returns of the Portfolios to be one or two basis points different from Lipper. To maintain consistency, the performance returns of the Portfolios, as reported by the Adviser, are provided instead of Lipper.

172	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Performance Group (“PG”) and Lipper Performance Universe (“PU”)22 for the periods ended July 31, 2009.23

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Arizona Portfolio
1 year	3.29	4.50	3.24	3/3	5/10
3 year	3.18	3.18	2.86	2/3	2/9
5 year	3.92	3.53	3.29	1/3	1/9
10 year	4.68	4.37	4.24	1/3	1/8

Massachusetts Portfolio
1 year	4.39	3.55	3.07	1/9	2/13
3 year	3.86	3.09	3.03	1/9	2/13
5 year	4.16	3.46	3.43	1/9	1/12
10 year	4.58	4.47	4.45	4/9	4/11

Michigan Portfolio
1 year	4.25	3.73	2.54	1/3	1/8
3 year	3.35	2.83	2.68	1/3	1/8
5 year	4.02	3.19	3.19	1/3	1/7
10 year	4.93	4.10	4.10	1/3	1/7

Minnesota Portfolio
1 year	4.53	4.20	4.25	3/8	6/13
3 year	3.67	3.33	3.37	2/8	3/12
5 year	4.08	3.63	3.63	1/8	2/12
10 year	4.72	4.35	4.35	2/8	3/12

New Jersey Portfolio
1 year	0.37	2.66	3.09	5/7	9/12
3 year	2.11	2.47	2.78	4/6	7/11
5 year	3.27	3.40	3.47	4/6	8/11
10 year	3.62	3.97	4.14	4/6	8/11

Ohio Portfolio
1 year	3.19	3.19	3.69	3/5	9/12
3 year	3.29	3.29	3.16	3/5	6/12
5 year	3.81	3.45	3.46	2/5	4/11
10 year	4.37	4.27	4.28	2/5	4/10

22	The Portfolios PG/PU may not be necessarily identical to the Portfolios EG/EU as the criteria for including or excluding a fund in/from a PG/PU are somewhat different than that of an EU/EG.

23	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of each Portfolio even if a Portfolio may have had a different investment classification/objective at different points in time.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	173

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Pennsylvania Portfolio
1 year	0.55	1.75	2.56	9/10	15/17
3 year	2.05	2.53	2.47	6/10	10/16
5 year	3.04	3.25	3.15	6/10	10/16
10 year	4.23	4.20	4.20	5/10	7/16

Virginia Portfolio
1 year	4.24	3.88	3.88	1/5	2/9
3 year	3.39	2.91	3.01	1/5	2/9
5 year	4.05	3.38	3.35	1/5	1/8
10 year	4.71	4.28	4.25	1/5	1/8

Set forth below are the 1, 3, 5, 10 year and since inception net performance returns of the Portfolios (in bold)24 versus its benchmarks.25 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.26 Note that each Portfolio’s benchmark is the Barclays Capital Municipal Bond Index.

	Periods Ending July 31, 2009 Annualized Net Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Arizona Portfolio	3.30	3.19	3.92	4.67	5.60	4.08	0.36	10
Barclays Capital Municipal Bond Index	5.11	4.07	4.22	5.14	5.75	4.50	0.43	10
Inception Date: June 1, 1994

Massachusetts Portfolio	4.40	3.87	4.17	4.58	5.87	4.22	0.33	10
Barclays Capital Municipal Bond Index	5.11	4.07	4.22	5.14	5.42	4.50	0.43	10
Inception Date: March 29, 1994

24	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolios.

25	The Adviser provided Portfolio and benchmark performance return information for periods through July 31, 2009.

26	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be seen as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

174	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

	Periods Ending July 31, 2009 Annualized Net Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Michigan Portfolio	4.25	3.35	4.02	4.93	5.69	4.20	0.41	10
Barclays Capital Municipal Bond Index	5.11	4.07	4.22	5.14	5.21	4.50	0.43	10
Inception Date: February 25, 1994

Minnesota Portfolio	4.53	3.67	4.08	4.72	4.98	4.23	0.36	10
Barclays Capital Municipal Bond Index	5.11	4.07	4.22	5.14	5.48	4.50	0.43	10
Inception Date: June 25, 1993

New Jersey Portfolio	0.37	2.11	3.27	3.62	4.49	4.82	0.11	10
Barclays Capital Municipal Bond Index	5.11	4.07	4.22	5.14	5.48	4.50	0.43	10
Inception Date: June 25, 1993

Ohio Portfolio	3.20	3.30	3.81	4.37	4.90	4.22	0.28	10
Barclays Capital Municipal Bond Index	5.11	4.07	4.22	5.14	5.48	4.50	0.43	10
Inception Date: June 25, 1993

Pennsylvania Portfolio	0.56	2.05	3.04	4.23	4.95	4.31	0.25	10
Barclays Capital Municipal Bond Index	5.11	4.07	4.22	5.14	5.48	4.50	0.43	10
Inception Date: June 25, 1993

Virginia Portfolio	4.24	3.39	4.05	4.71	5.80	4.19	0.36	10
Barclays Capital Municipal Bond Index	5.11	4.07	4.22	5.14	5.70	4.50	0.43	10
Inception Date: April 29, 1994

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fees for the Portfolios are reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 25, 2009

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	175

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Conservative Wealth Strategy*

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Conservative Wealth Strategy*

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio*

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Core Opportunities Fund*

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

Arizona Municipal Bond Inflation Strategy California High Income Massachusetts Michigan	Minnesota National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Ibero-America Fund*

Inflation Strategies

Multi-Asset Inflation Strategy

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to December 31, 2009, Conservative Wealth Strategy was named Wealth Preservation Strategy, and Tax-Managed Conservative Wealth Strategy was named Tax-Managed Wealth Preservation Strategy. U.S. Strategic Research Portfolio was incepted on December 23, 2009. Prior to January 20, 2010, The Ibero-America Fund was named The Spain Fund. Prior to March 1, 2010, Core Opportunities Fund was named the Focused Growth & Income Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

176	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

AllianceBernstein Family of Funds

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MIFII-0152-0310

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:	/s/ ROBERT M. KEITH
Robert M. Keith
President

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT M. KEITH
Robert M. Keith
President

Date: May 28, 2010

By:	/s/ JOSEPH J. MANTINEO
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: May 28, 2010